UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia Convertible Securities Fund

		Par ($)	Value ($)*
Convertible Bonds — 77.3%
CONSUMER DISCRETIONARY — 5.7%
Apparel — 0.9%
Iconix Brand Group, Inc.
	1.875% 06/30/12	4,680,000	4,077,450
Apparel Total			4,077,450
Auto Components — 0.8%
BorgWarner, Inc.
	3.500% 04/15/12	2,880,000	3,420,000
Auto Components Total			3,420,000
Automobiles — 0.4%
Ford Motor Co.
	4.250% 12/15/36	1,800,000	2,043,000
Automobile Total			2,043,000
Hotels, Restaurants & Leisure — 0.6%
Gaylord Entertainment Co.
	3.750% 10/01/14 (a)	1,500,000	1,413,750
International Game Technology
	3.250% 05/01/14 (a)	1,000,000	1,222,500
Hotels, Restaurants & Leisure Total			2,636,250
Leisure Equipment & Products — 0.6%
Eastman Kodak Co.
	7.000% 04/01/17 (a)	3,225,000	2,757,375
Leisure Equipment & Products Total			2,757,375
Media — 1.8%
Interpublic Group of Companies, Inc.
	4.250% 03/15/23	4,020,000	3,909,450
Liberty Global, Inc.
	4.500% 11/15/16 (a)	1,000,000	988,750
Liberty Media Corp.
	3.125% 03/30/23	3,287,000	3,282,891
Media Total			8,181,091
Specialty Retail — 0.6%
Best Buy Co., Inc.
	2.250% 01/15/22	2,425,000	2,643,250
Specialty Retail Total			2,643,250
CONSUMER DISCRETIONARY TOTAL			25,758,416
CONSUMER STAPLES — 1.6%
Beverages — 0.9%
Molson Coors Brewing Co.
	2.500% 07/30/13	3,780,000	4,172,175
Beverages Total			4,172,175

1

		Par ($)	Value ($)
Convertible Bonds — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 0.7%
Vector Group Ltd.
	(b) 06/15/26 (c)	2,900,000	2,929,000
Tobacco Total			2,929,000
CONSUMER STAPLES TOTAL			7,101,175
ENERGY — 6.2%
Energy Equipment & Services — 2.5%
Cameron International Corp.
	2.500% 06/15/26	2,840,000	3,599,700
Exterran Holdings, Inc.
	4.250% 06/15/14	1,930,000	2,221,912
Hornbeck Offshore Services, Inc.
	1.625% 11/15/26 (a)(d) (1.375% 11/15/13)	5,000,000	4,200,000
	1.625% 11/15/26 (d) (1.375% 11/15/13)	1,180,000	991,200
Energy Equipment & Services Total			11,012,812
Oil, Gas & Consumable Fuels — 3.7%
Alpha Natural Resources, Inc.
	2.375% 04/15/15	1,910,000	1,871,800
Bill Barrett Corp.
	5.000% 03/15/28	3,895,000	3,714,856
Chesapeake Energy Corp.
	2.250% 12/15/38	1,750,000	1,297,188
	2.750% 11/15/35	1,910,000	1,771,525
Peabody Energy Corp.
	4.750% 12/15/41	8,294,000	8,128,120
Oil, Gas & Consumable Fuels Total			16,783,489
ENERGY TOTAL			27,796,301
FINANCIALS — 6.5%
Capital Markets — 0.5%
Janus Capital Group, Inc.
	3.250% 07/15/14	1,950,000	2,291,250
Capital Markets Total			2,291,250
Diversified Financial Services — 0.5%
NASDAQ OMX Group, Inc.
	2.500% 08/15/13	2,650,000	2,381,687
Diversified Financial Services Total			2,381,687

2

		Par ($)	Value ($)
Convertible Bonds — (continued)
FINANCIALS — (continued)
Real Estate Investment Trusts (REITs) — 5.5%
Alexandria Real Estate Equities, Inc.
	3.700% 01/15/27 (a)	6,000,000	5,580,000
Boston Properties LP
	3.750% 05/15/36	3,893,000	4,004,924
Digital Realty Trust LP
	5.500% 04/15/29 (a)	4,000,000	5,125,000
Hospitality Properties Trust
	3.800% 03/15/27	2,480,000	2,349,800
Prologis
	2.250% 04/01/37 (a)	830,000	766,713
	2.250% 04/01/37	2,170,000	2,004,537
Rayonier TRS Holdings, Inc.
	3.750% 10/15/12 (a)	2,000,000	2,085,000
Vornado Realty Trust
	3.625% 11/15/26	2,860,000	2,860,000
Real Estate Investment Trusts (REITs) Total			24,775,974
FINANCIALS TOTAL			29,448,911
HEALTH CARE — 26.6%
Biotechnology — 10.6%
Alexion Pharmaceuticals, Inc.
	1.375% 02/01/12	950,000	2,749,063
Amgen, Inc.
	0.125% 02/01/11 (a)	2,982,000	2,937,270
	0.125% 02/01/11	4,000,000	3,940,000
	0.375% 02/01/13	1,925,000	1,915,375
Amylin Pharmaceuticals, Inc.
	2.500% 04/15/11	900,000	851,625
BioMarin Pharmaceuticals, Inc.
	1.875% 04/23/17	1,925,000	1,862,438
Cephalon, Inc.
	2.500% 05/01/14	3,600,000	3,672,000
Gilead Sciences, Inc.
	0.500% 05/01/11	8,490,000	10,538,212
Invitrogen Corp.
	3.250% 06/15/25	8,536,000	9,944,440
Isis Pharmaceuticals, Inc.
	2.625% 02/15/27 (a)	1,000,000	985,000
	2.625% 02/15/27	935,000	920,975
OSI Pharmaceuticals, Inc.
	3.000% 01/15/38	3,500,000	3,176,250

3

		Par ($)	Value ($)
Convertible Bonds — (continued)
HEALTH CARE — (continued)
PDL BioPharma, Inc.
	2.000% 02/15/12	4,375,000	4,145,312
Biotechnology Total			47,637,960
Health Care Equipment & Supplies — 6.9%
Beckman Coulter, Inc.
	2.500% 12/15/36 (a)	220,000	249,425
	2.500% 12/15/36	3,835,000	4,347,931
China Medical Technologies, Inc.
	4.000% 08/15/13	5,700,000	3,598,125
Fisher Scientific International, Inc.
	3.250% 03/01/24	8,127,000	10,605,735
Medtronic, Inc.
	1.500% 04/15/11 (a)	5,975,000	6,027,282
	1.500% 04/15/11	1,860,000	1,876,275
	1.625% 04/15/13	4,400,000	4,471,500
Health Care Equipment & Supplies Total			31,176,273
Health Care Providers & Services — 2.7%
Chemed Corp.
	1.875% 05/15/14 (a)	2,250,000	1,887,187
Henry Schein, Inc.
	3.000% 08/15/34 (a)	3,980,000	4,537,200
HLTH Corp.
	1.750% 06/15/23	1,920,000	2,090,400
	3.125% 09/01/25	1,925,000	2,134,344
Omnicare, Inc.
	3.250% 12/15/35	1,925,000	1,544,813
Health Care Providers & Services Total			12,193,944
Health Care Technology — 1.5%
Inverness Medical Innovations, Inc.
	3.000% 05/15/16 (a)	6,000,000	6,862,500
Health Care Technology Total			6,862,500
Life Sciences Tool & Services — 0.8%
Millipore Corp.
	3.750% 06/01/26	3,515,000	3,580,906
Life Sciences Tool & Services Total			3,580,906
Pharmaceuticals — 4.1%
Allergan, Inc.
	1.500% 04/01/26 (a)	4,180,000	4,681,600
	1.500% 04/01/26	2,035,000	2,279,200
King Pharmaceuticals, Inc.
	1.250% 04/01/26	2,700,000	2,396,250

4

		Par ($)	Value ($)
Convertible Bonds — (continued)
HEALTH CARE — (continued)
Mylan, Inc.
	1.250% 03/15/12	6,664,000	6,788,950
Teva Pharmaceutical Finance Co., BV
	1.750% 02/01/26	1,935,000	2,300,231
Pharmaceuticals Total			18,446,231
HEALTH CARE TOTAL			119,897,814
INDUSTRIALS — 6.9%
Airlines — 2.6%
AirTran Holdings, Inc.
	7.000% 07/01/23	1,930,000	1,905,875
Continental Airlines, Inc.
	5.000% 06/15/23	5,735,000	5,842,531
JetBlue Airways Corp.
	3.750% 03/15/35	700,000	692,125
UAL Corp.
	4.500% 06/30/21	4,335,000	3,337,950
Airlines Total			11,778,481
Commercial Services & Supplies — 1.4%
Covanta Holding Corp.
	1.000% 02/01/27	6,900,000	6,330,750
Commercial Services & Supplies Total			6,330,750
Electrical Equipment — 0.8%
General Cable Corp.
	1.000% 10/15/12 (a)	3,000,000	2,771,250
	1.000% 10/15/12	1,000,000	923,750
Electrical Equipment Total			3,695,000
Machinery — 2.1%
Barnes Group, Inc.
	3.750% 08/01/25	1,167,000	1,202,010
Navistar International Corp.
	3.000% 10/15/14	4,335,000	4,085,738
Trinity Industries, Inc.
	3.875% 06/01/36	5,685,000	4,299,281
Machinery Total			9,587,029
INDUSTRIALS TOTAL			31,391,260
INFORMATION TECHNOLOGY — 19.7%
Communications Equipment — 1.4%
Arris Group, Inc.
	2.000% 11/15/26	2,435,000	2,276,725
CommScope, Inc.
	3.250% 07/01/15	2,950,000	3,403,563

5

		Par ($)	Value ($)
Convertible Bonds — (continued)
INFORMATION TECHNOLOGY — (continued)
Lucent Technologies, Inc.
	2.875% 06/15/25	800,000	668,000
Communications Equipment Total			6,348,288
Computers & Peripherals — 2.7%
EMC Corp.
	1.750% 12/01/11	6,370,000	7,580,300
	1.750% 12/01/13	3,750,000	4,556,250
Computers & Peripherals Total			12,136,550
Internet Software & Services — 2.6%
Akamai Technologies, Inc.
	1.000% 12/15/33	1,435,000	2,270,887
Digital River, Inc.
	1.250% 01/01/24	1,900,000	1,973,625
Earthlink, Inc.
	3.250% 11/15/26 (d) (3.500, 11/15/2011)	2,620,000	2,842,700
Equinix, Inc.
	2.500% 04/15/12	2,550,000	2,696,625
SAVVIS, Inc.
	3.000% 05/15/12	1,920,000	1,711,200
Internet Software & Services Total			11,495,037
IT Services — 1.5%
DST Systems, Inc.
	4.125% 08/15/23 (a)	3,930,000	4,121,588
VeriFone Holdings, Inc.
	1.375% 06/15/12 (a)	3,000,000	2,568,750
IT Services Total			6,690,338
Semiconductors & Semiconductor Equipment — 7.4%
Advanced Micro Devices, Inc.
	5.750% 08/15/12	7,825,000	7,658,719
	6.000% 05/01/15	8,480,000	7,441,200
Diodes, Inc.
	2.250% 10/01/26	2,125,000	2,050,625
Intel Corp.
	3.250% 08/01/39 (a)	3,500,000	3,871,875
Micron Technology, Inc.
	1.875% 06/01/14	3,600,000	2,920,500
ON Semiconductor Corp.
	2.625% 12/15/26	2,015,000	2,052,781

6

		Par ($)	Value ($)
Convertible Bonds — (continued)
INFORMATION TECHNOLOGY — (continued)
Verigy Ltd.
	5.250% 07/15/14 (a)	1,500,000	1,605,000
Xilinx, Inc.
	3.125% 03/15/37	6,810,000	5,814,037
Semiconductors & Semiconductor Equipment Total			33,414,737
Software — 4.1%
Lawson Software, Inc.
	2.500% 04/15/12	3,000,000	2,910,000
Nuance Communications, Inc.
	2.750% 08/15/27	1,925,000	2,076,594
Sybase, Inc.
	3.500% 08/15/29 (a)	5,250,000	5,925,937
Symantec Corp.
	0.750% 06/15/11 (a)	2,100,000	2,289,000
	0.750% 06/15/11	800,000	872,000
Take-Two Interactive Software, Inc.
	4.375% 06/01/14	1,450,000	1,850,563
TeleCommunication Systems, Inc.
	4.500% 11/01/14 (a)	2,500,000	2,702,000
Software Total			18,626,094
INFORMATION TECHNOLOGY TOTAL			88,711,044
MATERIALS — 2.5%
Metals & Mining — 2.5%
Allegheny Technologies
	4.250% 06/01/14	3,850,000	4,446,750
AngloGold Ashanti Holdings Finance PLC
	3.500% 05/22/14 (a)	2,000,000	2,372,500
Kinross Gold Corp.
	1.750% 03/15/28 (a)	1,100,000	1,149,500
	1.750% 03/15/28	700,000	731,500
Newmont Mining Corp.
	3.000% 02/15/12	1,900,000	2,541,250
Metals & Mining Total			11,241,500
MATERIALS TOTAL			11,241,500

7

		Par ($)	Value ($)
Convertible Bonds — (continued)
TELECOMMUNICATION SERVICES — 1.1%
Diversified Telecommunication Services — 1.1%
Qwest Communications International, Inc.
	3.500% 11/15/25	4,800,000	4,794,000
Diversified Telecommunication Services Total			4,794,000
TELECOMMUNICATION SERVICES TOTAL			4,794,000
UTILITIES — 0.5%
Multi-Utilities — 0.5%
CMS Energy Corp.
	2.875% 12/01/24	1,940,000	2,223,725
Multi-Utilities Total			2,223,725
UTILITIES TOTAL			2,223,725

	Total Convertible Bonds (cost of $337,756,157)		348,364,146

		Shares
Convertible Preferred Stocks — 16.3%
CONSUMER DISCRETIONARY — 1.4%
Auto Components — 0.4%
	Autoliv, Inc., 8.000%	28,500	1,596,855
Auto Components Total			1,596,855
Leisure Equipment & Products — 1.0%
	Callaway Golf Co., 7.500% (a)	38,000	4,474,500
Leisure Equipment & Products Total			4,474,500
CONSUMER DISCRETIONARY TOTAL			6,071,355
CONSUMER STAPLES — 2.4%
Food Products — 2.4%
	Deutsche Bank AG, 0.000% (a)(b)	90,000	3,814,650
	Dole Food Automatic Common Exchange Security Trust, 7.000% (a)	640,000	7,200,000
Food Products Total			11,014,650
CONSUMER STAPLES TOTAL			11,014,650
ENERGY — 2.1%
Oil, Gas & Consumable Fuels — 2.1%
	El Paso Corp., 4.990% (a)	4,660	4,135,750
	JPMorgan Chase & Co., 12.000%	228,624	5,372,664
Oil, Gas & Consumable Fuels Total			9,508,414
ENERGY TOTAL			9,508,414
FINANCIALS — 4.9%
Commercial Banks — 1.8%
	Regions Financial Corp., 10.000%	1,400	1,933,750
	Wells Fargo & Co., 7.500% (e)	6,650	5,931,800
Commercial Banks Total			7,865,550

8

		Shares	Value ($)
Convertible Preferred Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 0.9%
	JPMorgan Chase & Co., 10.000% (a)	96,154	4,185,584
Diversified Financial Services Total			4,185,584
Insurance — 1.7%
	American International Group, Inc., 8.500%	281,000	2,902,730
	XL Capital Ltd., 10.750%	165,300	4,658,154
Insurance Total			7,560,884
Real Estate Investment Trusts (REITs) — 0.5%
	Simon Property Group, Inc., 6.000%	38,000	2,365,500
Real Estate Investment Trusts (REITs) Total			2,365,500
FINANCIALS TOTAL			21,977,518
INFORMATION TECHNOLOGY — 0.3%
Communications Equipment — 0.3%
	Lucent Technologies Capital Trust I, 7.750%	38,000	1,470,000
Communications Equipment Total			1,470,000
INFORMATION TECHNOLOGY TOTAL			1,470,000
MATERIALS — 4.1%
Chemicals — 1.4%
	Celanese Corp., 4.250% (e)	36,500	1,387,730
	Goldman Sachs Group, Inc., 4.750% (a)	63,964	5,162,535
Chemicals Total			6,550,265
Metals & Mining — 2.7%
	Credit Suisse Securities USA LLC, 8.000%	58,686	4,865,069
	Vale Capital II, 6.750%	87,000	7,188,810
Metals & Mining Total			12,053,879
MATERIALS TOTAL			18,604,144
UTILITIES — 1.1%
Electric Utilities — 1.1%
	FPL Group, Inc., 8.375%	101,600	5,067,300
Electric Utilities Total			5,067,300
UTILITIES TOTAL			5,067,300

	Total Convertible Preferred Stocks (cost of $71,330,103)		73,713,381

9

		Shares	Value ($)
Common Stocks — 3.1%
CONSUMER DISCRETIONARY — 0.8%
Specialty Retail — 0.8%
	Best Buy Co., Inc.	80,000	3,426,400
Specialty Retail Total			3,426,400
CONSUMER DISCRETIONARY TOTAL			3,426,400
FINANCIALS — 0.0%
Insurance — 0.0%
	MetLife, Inc.	2	68
Insurance Total			68
FINANCIALS TOTAL			68
HEALTH CARE — 1.3%
Health Care Equipment & Supplies — 0.4%
	Medtronic, Inc.	38,500	1,633,940
Health Care Equipment & Supplies Total			1,633,940
Pharmaceuticals — 0.9%
	Merck & Co., Inc.	59,601	2,158,135
	Teva Pharmaceutical Industries Ltd., ADR	40,000	2,111,600
Pharmaceuticals Total			4,269,735
HEALTH CARE TOTAL			5,903,675
INFORMATION TECHNOLOGY — 1.0%
Computers & Peripherals — 0.8%
	International Business Machines Corp.	30,000	3,790,500
Computers & Peripherals Total			3,790,500
Internet Software & Services — 0.2%
	Digital River, Inc. (e)	38,000	958,740
Internet Software & Services Total			958,740
INFORMATION TECHNOLOGY TOTAL			4,749,240

	Total Common Stocks (cost of $13,871,343)		14,079,383

		Units
Purchased Call Option — 0.0%
	Best Buy Co., Inc.
	Strike Price: $41.00
	Expiring: 12/18/09	600	160,200

	Total Purchased Call Option (cost of $165,474)		160,200

10

		Par ($)	Value ($)
Short-Term Obligation — 2.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/09, due 12/01/09 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 08/24/12, market value $11,831,625 (repurchase proceeds $11,596,026)	11,596,000	11,596,000

	Total Short-Term Obligation (cost of $11,596,000)		11,596,000

	Total Investments — 99.3% (cost of $434,719,077)(f)(g)		447,913,110

	Other Assets & Liabilities, Net — 0.7%		3,052,949

	Net Assets — 100.0%		450,966,059

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Purchased options are valued at the last reported sale price, or in the absence of a sale, at the last quoted bid price.

11

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Convertible Bonds	$—	$348,364,146	$—	$348,364,146
Convertible Preferred Stocks
Consumer Discretionary	1,596,855	4,474,500	—	6,071,355
Consumer Staples	—	11,014,650	—	11,014,650
Energy	—	9,508,414	—	9,508,414
Financials	17,791,934	4,185,584	—	21,977,518
Information Technology	1,470,000	—	—	1,470,000
Materials	8,576,540	10,027,604	—	18,604,144
Utilities	—	5,067,300	—	5,067,300
Total Convertible Preferred Stocks	29,435,329	44,278,052	—	73,713,381
Total Common Stocks	14,079,383	—	—	14,079,383
Total Purchased Call Option	160,200	—	—	160,200
Total Short-Term Obligation	—	11,596,000	—	11,596,000
Total Investments	$43,674,912	$404,238,198	$—	$447,913,110

(a)

Securitiy exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutuional buyers. At November 30, 2009, these securities, which are not illiquid, amounted to $110,656,971, which represents 24.5% of net assets.

(b)	Zero coupon bond.
(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at November 30, 2009.
(d)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
(e)	Non-income producing security.
(f)	Cost for federal income tax purposes is $434,719,077.

12

(g)	Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$29,826,260	$(16,632,227)	$13,194,033

Acronym		Name

ADR		American Depositary Receipt

13

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia Global Value Fund

		Shares	Value ($)*
Common Stocks — 99.5%
CONSUMER DISCRETIONARY — 4.3%
Multiline Retail — 2.1%
	Marks & Spencer Group PLC	214,519	1,367,347
Multiline Retail Total			1,367,347
Specialty Retail — 2.2%
	Home Depot, Inc.	51,000	1,395,360
Specialty Retail Total			1,395,360
CONSUMER DISCRETIONARY TOTAL			2,762,707
CONSUMER STAPLES — 11.6%
Food & Staples Retailing — 7.3%
	Carrefour SA	18,500	898,192
	Koninklijke Ahold NV	76,660	1,034,558
	Safeway, Inc.	71,700	1,613,250
	SUPERVALU, Inc.	23,186	320,663
	Wm. Morrison Supermarkets PLC	177,232	803,010
Food & Staples Retailing Total			4,669,673
Food Products — 4.3%
	Sara Lee Corp.	114,060	1,384,688
	Unilever NV	43,300	1,328,189
Food Products Total			2,712,877
CONSUMER STAPLES TOTAL			7,382,550
FINANCIALS — 20.1%
Commercial Banks — 11.0%
	Fifth Third Bancorp.	111,625	1,125,180
	Intesa Sanpaolo SpA (a)	208,578	911,110
	Mitsubishi UFJ Financial Group, Inc.	197,500	1,088,689
	Mizuho Financial Group, Inc.	506,900	936,728
	PNC Financial Services Group, Inc.	23,133	1,318,812
	Sumitomo Mitsui Financial Group, Inc.	28,300	940,610
	Wells Fargo & Co.	25,159	705,458
Commercial Banks Total			7,026,587
Diversified Financial Services — 3.3%
	Bank of America Corp. (b)	71,524	1,133,655
	Citigroup, Inc.	232,369	955,037
Diversified Financial Services Total			2,088,692
Insurance — 5.8%
	Aegon NV (a)	178,682	1,304,034
	Mitsui Sumitomo Insurance Group Holdings, Inc.	50,700	1,336,451

1

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Tokio Marine Holdings, Inc.	37,300	1,078,018
Insurance Total			3,718,503
FINANCIALS TOTAL			12,833,782
HEALTH CARE — 16.8%
Health Care Equipment & Supplies — 1.5%
	Boston Scientific Corp. (a)	112,473	941,399
Health Care Equipment & Supplies Total			941,399
Health Care Providers & Services — 0.4%
	Tenet Healthcare Corp. (a)	59,100	268,905
Health Care Providers & Services Total			268,905
Pharmaceuticals — 14.9%
	AstraZeneca PLC	36,300	1,623,241
	Bristol-Myers Squibb Co.	66,292	1,677,850
	Daiichi Sankyo Co., Ltd.	47,100	922,861
	GlaxoSmithKline PLC	81,020	1,677,916
	Pfizer, Inc.	107,100	1,946,007
	Sanofi-Aventis SA	22,249	1,682,404
Pharmaceuticals Total			9,530,279
HEALTH CARE TOTAL			10,740,583
INDUSTRIALS — 0.8%
Industrial Conglomerates — 0.8%
	General Electric Co.	30,040	481,241
Industrial Conglomerates Total			481,241
INDUSTRIALS TOTAL			481,241
INFORMATION TECHNOLOGY — 19.5%
Communications Equipment — 4.9%
	Alcatel-Lucent (a)	318,600	1,083,081
	Motorola, Inc.	93,600	749,736
	Telefonaktiebolaget LM Ericsson, Class B	132,289	1,281,282
Communications Equipment Total			3,114,099
Computers & Peripherals — 2.5%
	Dell, Inc. (a)	112,930	1,594,572
Computers & Peripherals Total			1,594,572
Electronic Equipment, Instruments & Components — 2.3%
	FUJIFILM Holdings Corp.	38,000	1,035,774
	Hitachi Ltd. (a)	156,000	419,659
Electronic Equipment, Instruments & Components Total			1,455,433

2

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Office Electronics — 2.0%
	Xerox Corp.	164,400	1,265,880
Office Electronics Total			1,265,880
Semiconductors & Semiconductor Equipment — 5.3%
	Intel Corp.	68,159	1,308,653
	Micron Technology, Inc. (a)	155,800	1,171,616
	STMicroelectronics NV	112,500	911,318
Semiconductors & Semiconductor Equipment Total			3,391,587
Software — 2.5%
	Microsoft Corp.	54,600	1,605,786
Software Total			1,605,786
INFORMATION TECHNOLOGY TOTAL			12,427,357
MATERIALS — 4.5%
Chemicals — 4.5%
	Akzo Nobel NV	20,600	1,313,042
	Dow Chemical Co.	56,900	1,580,682
Chemicals Total			2,893,724
MATERIALS TOTAL			2,893,724
TELECOMMUNICATION SERVICES — 21.9%
Diversified Telecommunication Services — 21.9%
	AT&T, Inc.	62,827	1,692,560
	Brasil Telecom SA, ADR (Preference) (a)	20,392	612,372
	Brasil Telecom SA, ADR (Ordinary)(a)	11,568	183,353
	Deutsche Telekom AG, Registered Shares	173,303	2,569,555
	KT Corp., ADR	18,820	312,600
	Nippon Telegraph & Telephone Corp.	48,000	2,069,477
	Tele Norte Leste Participacoes SA, ADR	14,700	319,872
	Telecom Italia SpA	1,125,993	1,810,660
	Telecom Italia SpA, Savings Shares	565,300	641,897
	Telefonica SA	42,374	1,220,129
	Telefonos de Mexico SA de CV, ADR, Class L	23,700	425,415
	Verizon Communications, Inc.	66,400	2,088,944
Diversified Telecommunication Services Total			13,946,834
TELECOMMUNICATION SERVICES TOTAL			13,946,834

	Total Common Stocks (cost of $78,081,020)		63,468,778

3

		Par ($)	Value ($)
Short-Term Obligation — 0.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/09, due 12/01/09 at 0.080%, collateralized by a U.S. Government Agency obligation maturing 05/10/11, market value $573,785 (repurchase proceeds $562,001)	562,000	562,000

	Total Short-Term Obligation (cost of $562,000)		562,000

	Total Investments — 100.4% (cost of $78,643,020)(c)(d)		64,030,778

	Other Assets & Liabilities, Net — (0.4)%		(258,277)

	Net Assets — 100.0%		63,772,501

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

4

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$1,395,360	$1,367,347	$—	$2,762,707
Consumer Staples	3,318,601	4,063,949	—	7,382,550
Financials	5,238,142	7,595,640	—	12,833,782
Health Care	4,834,161	5,906,422	—	10,740,583
Industrials	481,241	—	—	481,241
Information Technology	7,696,243	4,731,114	—	12,427,357
Materials	1,580,682	1,313,042	—	2,893,724
Telecommunication Services	5,635,116	8,311,718	—	13,946,834
Total Common Stocks	30,179,546	33,289,232	—	63,468,778
Total Short-Term Obligation	—	562,000	—	562,000
Total Investments	$30,179,546	$33,851,232	$—	$64,030,778

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)		Non-income producing security.
(b)		Investments in affiliates during the nine months ended November 30, 2009:

Security name: Bank of America Corp.

Shares as of 02/28/09:		71,524
Shares purchased:		—
Shares sold:		—
Shares as of 11/30/09:		71,524
Net realized gain/loss:		$—
Dividend income earned:		$2,146
Value at end of period:		$1,133,655

(c)		Cost for federal income tax purposes is $78,643,020.
(d)		Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$10,662,308	$(25,274,550)	$(14,612,242)

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia International Value Fund

		Value ($)
Investment Company — 100.2%
	Investment in Columbia Funds Master Investment Trust, LLC, Columbia International Value Master Portfolio*	1,698,639,828

	Total Investments — 100.2%	1,698,639,828

	Other Assets & Liabilities, Net — (0.2)%	(4,173,418)

	Net Assets — 100.0%	1,694,466,410

*

The investment portfolio of the Columbia International Value Master Portfolio is included below. Columbia International Value Fund invests only in Columbia International Value Master Portfolio. At November 30, 2009, Columbia International Value Fund owned 85.6% of Columbia International Value Master Portfolio.

1

INVESTMENT PORTFOLIO

November 30, 2009 (Unaudited)	Columbia International Value Master Portfolio

		Shares	Value ($)*
Common Stocks — 98.0%
CONSUMER DISCRETIONARY — 7.6%
Automobiles — 1.6%
	Nissan Motor Co., Ltd. (a)	1,330,900	9,650,661
	Renault SA (a)	125,200	6,118,015
	Toyota Motor Corp.	387,300	15,245,108
Automobiles Total			31,013,784
Household Durables — 1.2%
	Sony Corp.	897,900	23,929,062
Household Durables Total			23,929,062
Media — 1.7%
	British Sky Broadcasting Group PLC	1,083,100	9,472,812
	ITV PLC (a)	27,185,276	23,306,674
Media Total			32,779,486
Multiline Retail — 1.6%
	Marks & Spencer Group PLC, ADR	2,485,740	31,484,383
Multiline Retail Total			31,484,383
Specialty Retail — 1.5%
	Kingfisher PLC	7,819,700	30,651,157
Specialty Retail Total			30,651,157
CONSUMER DISCRETIONARY TOTAL			149,857,872
CONSUMER STAPLES — 10.8%
Food & Staples Retailing — 7.8%
	Carrefour SA	891,160	43,266,630
	J Sainsbury PLC	4,965,329	26,340,914
	Koninklijke Ahold NV	2,496,732	33,694,422
	Seven & I Holdings Co., Ltd.	1,041,300	23,190,797
	Wm. Morrison Supermarkets PLC	6,214,365	28,156,308
Food & Staples Retailing Total			154,649,071
Food Products — 2.0%
	Unilever NV	1,288,649	39,528,160
Food Products Total			39,528,160
Tobacco — 1.0%
	Japan Tobacco, Inc.	6,829	20,232,615
Tobacco Total			20,232,615
CONSUMER STAPLES TOTAL			214,409,846
ENERGY — 3.2%
Oil, Gas & Consumable Fuels — 3.2%
	BP PLC	3,064,170	29,119,677

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	ENI SpA	1,359,347	33,719,851
Oil, Gas & Consumable Fuels Total			62,839,528
ENERGY TOTAL			62,839,528
FINANCIALS — 17.0%
Commercial Banks — 9.2%
	Barclays PLC	4,818,407	23,745,271
	Chuo Mitsui Trust Holdings, Inc.	1,436,000	5,072,794
	Credit Agricole SA	956,132	20,000,810
	HSBC Holdings PLC	983,039	11,528,068
	Intesa Sanpaolo SpA (a)	8,435,186	36,846,566
	Mitsubishi UFJ Financial Group, Inc.	4,958,431	27,332,598
	Mizuho Financial Group, Inc.	11,539,600	21,324,655
	Natixis (a)	3,977,546	21,448,192
	Royal Bank of Scotland Group PLC (a)	1,097,466	609,999
	Royal Bank of Scotland Group PLC, ADR (a)	20,467	227,593
	San-In Godo Bank Ltd.	233,000	2,092,821
	Sumitomo Mitsui Financial Group, Inc.	250,100	8,312,595
	Yamaguchi Financial Group, Inc.	425,000	4,451,803
Commercial Banks Total			182,993,765
Consumer Finance — 0.4%
	Takefuji Corp.	1,689,230	8,142,592
Consumer Finance Total			8,142,592
Insurance — 7.4%
	Aegon NV (a)	5,311,757	38,765,582
	Mitsui Sumitomo Insurance Group Holdings, Inc.	1,373,000	36,192,236
	Nipponkoa Insurance Co. Ltd.	1,611,000	9,598,903
	Sompo Japan Insurance, Inc.	1,408,000	8,843,805
	Swiss Reinsurance Co., Ltd., Registered Shares	327,000	15,685,142
	Tokio Marine Holdings, Inc.	1,021,900	29,534,230
	XL Capital Ltd., Class A	447,100	8,186,401
Insurance Total			146,806,299
FINANCIALS TOTAL			337,942,656
HEALTH CARE — 13.1%
Pharmaceuticals — 13.1%
	Astellas Pharma, Inc.	635,900	23,328,390
	AstraZeneca PLC	991,685	44,345,550
	Daiichi Sankyo Co., Ltd.	852,600	16,705,550
	GlaxoSmithKline PLC	2,198,848	45,537,915

2

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	Ono Pharmaceutical Co., Ltd.	730,800	33,586,731
	Sanofi-Aventis SA	869,886	65,778,223
	Taisho Pharmaceutical Co., Ltd.	382,000	6,973,524
	Takeda Pharmaceutical Co., Ltd.	565,400	23,555,438
Pharmaceuticals Total			259,811,321
HEALTH CARE TOTAL			259,811,321
INDUSTRIALS — 1.5%
Air Freight & Logistics — 0.2%
	Deutsche Post AG, Registered Shares	225,000	4,217,885
Air Freight & Logistics Total			4,217,885
Commercial Services & Supplies — 1.3%
	Contax Participacoes SA, ADR	2,571,105	6,586,914
	Dai Nippon Printing Co., Ltd.	1,555,000	19,211,420
Commercial Services & Supplies Total			25,798,334
INDUSTRIALS TOTAL			30,016,219
INFORMATION TECHNOLOGY — 13.8%
Communications Equipment — 5.1%
	Alcatel-Lucent (a)	9,071,300	30,837,895
	Nokia Oyj	2,979,465	39,169,748
	Telefonaktiebolaget LM Ericsson, Class B	3,292,968	31,893,972
Communications Equipment Total			101,901,615
Computers & Peripherals — 0.5%
	NEC Corp. (a)	3,879,000	9,700,871
Computers & Peripherals Total			9,700,871
Electronic Equipment, Instruments & Components — 3.4%
	FUJIFILM Holdings Corp.	890,505	24,272,689
	Hitachi Ltd. (a)	3,889,000	10,461,877
	TDK Corp.	185,000	9,560,769
	Tyco Electronics Ltd.	1,038,543	24,104,583
Electronic Equipment, Instruments & Components Total			68,399,918
Office Electronics — 1.7%
	Canon, Inc.	855,200	32,686,596
Office Electronics Total			32,686,596
Semiconductors & Semiconductor Equipment — 3.1%
	Rohm Co., Ltd.	551,500	35,871,050

3

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	STMicroelectronics NV	3,166,900	25,653,803
Semiconductors & Semiconductor Equipment Total			61,524,853
INFORMATION TECHNOLOGY TOTAL			274,213,853
MATERIALS — 5.7%
Chemicals — 4.2%
	Akzo Nobel NV	564,100	35,955,689
	BASF SE	787,700	47,821,121
Chemicals Total			83,776,810
Construction Materials — 1.5%
	Cemex SAB de CV, ADR (a)	2,032,228	22,943,854
	Italcementi SpA	890,500	6,289,828
Construction Materials Total			29,233,682
MATERIALS TOTAL			113,010,492
TELECOMMUNICATION SERVICES — 21.9%
Diversified Telecommunication Services — 19.2%
	Brasil Telecom SA, ADR (Preference) (a)	352,511	10,585,905
	Brasil Telecom SA, ADR (Ordinary)(a)	199,977	3,169,635
	Deutsche Telekom AG, Registered Shares	3,845,600	57,018,516
	France Telecom SA	1,403,318	36,538,999
	KT Corp., ADR	286,131	4,752,636
	Nippon Telegraph & Telephone Corp.	942,500	40,635,050
	Portugal Telecom SGPS SA, ADR	5,584,476	67,572,160
	Swisscom AG, ADR	688,200	26,760,450
	Tele Norte Leste Participacoes SA, ADR	691,100	15,038,336
	Telecom Corp. of New Zealand Ltd., ADR	1,486,604	13,245,642
	Telecom Italia SpA	16,491,810	26,519,756
	Telecom Italia SpA, Savings Shares	23,764,310	26,984,338
	Telefonica SA, ADR	362,381	31,393,066
	Telefonos de Mexico SA de CV, ADR, Class L	1,158,962	20,803,368
Diversified Telecommunication Services Total			381,017,857
Wireless Telecommunication Services — 2.7%
	SK Telecom Co., Ltd.	160,077	23,330,971
	SK Telecom Co., Ltd., ADR	617,639	10,234,278
	Tim Participacoes SA, ADR	127,738	3,448,926
	Vivo Participacoes SA, ADR	228,230	6,961,015

4

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
	Vodafone Group PLC	4,677,390	10,576,818
Wireless Telecommunication Services Total			54,552,008
TELECOMMUNICATION SERVICES TOTAL			435,569,865
UTILITIES — 3.4%
Electric Utilities — 3.4%
	Centrais Electricas Brasileiras SA, ADR	2,887,067	49,570,940
	Korea Electric Power Corp., ADR (a)	1,294,050	17,754,366
Electric Utilities Total			67,325,306
UTILITIES TOTAL			67,325,306

	Total Common Stocks (cost of $2,254,815,619)		1,944,996,958

		Par ($)
Short-Term Obligation — 1.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/09, due 12/01/09 at 0.070%, collateralized by a U.S. Government Agency obligation maturing 05/06/11, market value $34,160,188 (repurchase proceeds $33,489,065)	33,489,000	33,489,000

	Total Short-Term Obligation (cost of $33,489,000)		33,489,000

	Total Investments — 99.7% (cost of $2,288,304,619)(b)(c)		1,978,485,958

	Other Assets & Liabilities, Net — 0.3%		6,335,229

	Net Assets — 100.0%		1,984,821,187

Notes to Investment Portfolio:

*  Security Valuation:

Equity securities valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

5

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Master Portfolio’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Master Portfolio’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.   The Master Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Master Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$—	$149,857,872	$—	$149,857,872
Consumer Staples	—	214,409,846	—	214,409,846
Energy	—	62,839,528	—	62,839,528
Financials	8,413,994	329,528,662	—	337,942,656
Health Care	—	259,811,321	—	259,811,321
Industrials	—	30,016,219	—	30,016,219
Information Technology	24,104,583	250,109,270	—	274,213,853
Materials	22,943,854	90,066,638	—	113,010,492
Telecommunication Services	187,204,967	248,364,898	—	435,569,865
Utilities	67,325,306	—	—	67,325,306
Total Common Stocks	309,992,704	1,635,004,254	—	1,944,996,958
Total Short-Term Obligation	—	33,489,000	—	33,489,000
Total Investments	$309,992,704	$1,668,493,254	$—	$1,978,485,958

The Master Portfolio’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a) Non-income producing security.

6

(b) Cost for federal income tax purposes is $2,288,304,619.
(c) Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$281,679,472	$(591,498,133)	$(309,818,661)

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia Large Cap Core Fund

		Shares	Value ($)*
Common Stocks — 99.7%
CONSUMER DISCRETIONARY — 8.9%
Auto Components — 0.3%
	BorgWarner, Inc.	114,030	3,444,846
Auto Components Total			3,444,846
Diversified Consumer Services — 0.6%
	Apollo Group, Inc., Class A (a)	124,690	7,116,058
Diversified Consumer Services Total			7,116,058
Hotels, Restaurants & Leisure — 1.4%
	Carnival Corp. (a)	283,560	9,082,427
	Starbucks Corp. (a)	294,750	6,455,025
Hotels, Restaurants & Leisure Total			15,537,452
Household Durables — 0.4%
	Newell Rubbermaid, Inc.	308,770	4,480,253
Household Durables Total			4,480,253
Media — 2.2%
	DIRECTV, Class A (a)	293,400	9,280,242
	DISH Network Corp., Class A	250,970	5,197,589
	Viacom, Inc., Class B (a)	378,582	11,221,170
Media Total			25,699,001
Multiline Retail — 2.1%
	J.C. Penney Co., Inc.	254,160	7,304,558
	Target Corp.	357,010	16,622,386
Multiline Retail Total			23,926,944
Specialty Retail — 1.6%
	Advance Auto Parts, Inc.	184,460	7,249,278
	American Eagle Outfitters, Inc.	248,630	3,823,930
	Staples, Inc.	324,676	7,571,444
Specialty Retail Total			18,644,652
Textiles, Apparel & Luxury Goods — 0.3%
	Hanesbrands, Inc. (a)	140,890	3,382,769
Textiles, Apparel & Luxury Goods Total			3,382,769
CONSUMER DISCRETIONARY TOTAL			102,231,975
CONSUMER STAPLES — 11.6%
Beverages — 2.2%
	Molson Coors Brewing Co., Class B	114,890	5,194,177
	PepsiCo, Inc.	327,310	20,365,228
Beverages Total			25,559,405
Food & Staples Retailing — 1.2%
	Wal-Mart Stores, Inc.	259,450	14,152,998
Food & Staples Retailing Total			14,152,998

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 0.7%
	General Mills, Inc.	113,690	7,730,920
Food Products Total			7,730,920
Household Products — 4.1%
	Clorox Co.	191,630	11,549,540
	Kimberly-Clark Corp.	103,870	6,852,304
	Procter & Gamble Co.	467,461	29,146,193
Household Products Total			47,548,037
Personal Products — 1.1%
	Avon Products, Inc.	285,128	9,765,634
	Mead Johnson Nutrition Co., Class A (a)	68,530	3,006,411
Personal Products Total			12,772,045
Tobacco — 2.3%
	Altria Group, Inc.	229,965	4,325,641
	Philip Morris International, Inc.	456,752	21,965,204
Tobacco Total			26,290,845
CONSUMER STAPLES TOTAL			134,054,250
ENERGY — 11.6%
Energy Equipment & Services — 0.9%
	Cameron International Corp. (a)	97,060	3,668,868
	Weatherford International Ltd. (a)	368,390	6,152,113
Energy Equipment & Services Total			9,820,981
Oil, Gas & Consumable Fuels — 10.7%
	Alpha Natural Resources, Inc. (a)	106,330	3,934,210
	Apache Corp.	153,962	14,669,499
	Cabot Oil & Gas Corp.	162,420	6,220,686
	Chevron Corp.	578,327	45,132,639
	ConocoPhillips	427,480	22,130,640
	Exxon Mobil Corp.	151,550	11,376,859
	Occidental Petroleum Corp.	245,590	19,841,216
Oil, Gas & Consumable Fuels Total			123,305,749
ENERGY TOTAL			133,126,730
FINANCIALS — 13.9%
Capital Markets — 4.5%
	Goldman Sachs Group, Inc.	98,520	16,714,904
	Morgan Stanley	534,000	16,863,720
	State Street Corp.	217,430	8,979,859
	T. Rowe Price Group, Inc.	104,570	5,116,610

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	TD Ameritrade Holding Corp. (a)	225,230	4,423,517
Capital Markets Total			52,098,610
Commercial Banks — 3.7%
	PNC Financial Services Group, Inc.	176,619	10,069,049
	U.S. Bancorp	418,710	10,103,473
	Wells Fargo & Co.	776,150	21,763,246
Commercial Banks Total			41,935,768
Consumer Finance — 0.6%
	Discover Financial Services	422,953	6,538,853
Consumer Finance Total			6,538,853
Diversified Financial Services — 2.2%
	JPMorgan Chase & Co.	603,700	25,651,213
Diversified Financial Services Total			25,651,213
Insurance — 2.9%
	ACE Ltd. (a)	108,271	5,273,880
	Axis Capital Holdings Ltd.	102,246	2,861,865
	Principal Financial Group, Inc.	278,640	7,074,670
	Prudential Financial, Inc.	201,080	10,023,838
	Reinsurance Group of America, Inc.	87,030	4,046,895
	XL Capital Ltd., Class A	211,690	3,876,044
Insurance Total			33,157,192
FINANCIALS TOTAL			159,381,636
HEALTH CARE — 13.1%
Biotechnology — 1.8%
	Dendreon Corp. (a)	60,200	1,645,868
	Gilead Sciences, Inc. (a)	313,474	14,435,478
	Vertex Pharmaceuticals, Inc. (a)	118,970	4,618,415
Biotechnology Total			20,699,761
Health Care Equipment & Supplies — 1.4%
	Baxter International, Inc.	214,853	11,720,231
	CareFusion Corp. (a)	155,660	4,020,698
Health Care Equipment & Supplies Total			15,740,929
Health Care Providers & Services — 2.5%
	AmerisourceBergen Corp.	415,300	10,253,757
	CIGNA Corp.	154,120	4,944,170
	Humana, Inc. (a)	155,130	6,439,446
	Medco Health Solutions, Inc. (a)	110,560	6,982,969
Health Care Providers & Services Total			28,620,342
Life Sciences Tools & Services — 1.0%
	Thermo Fisher Scientific, Inc. (a)	242,020	11,430,605
Life Sciences Tools & Services Total			11,430,605

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 6.4%
	Abbott Laboratories	364,060	19,837,629
	Johnson & Johnson	365,290	22,954,824
	Pfizer, Inc.	1,724,230	31,329,259
Pharmaceuticals Total			74,121,712
HEALTH CARE TOTAL			150,613,349
INDUSTRIALS — 10.7%
Aerospace & Defense — 3.3%
	Goodrich Corp.	100,540	5,966,043
	Honeywell International, Inc.	295,830	11,380,580
	United Technologies Corp.	310,083	20,849,981
Aerospace & Defense Total			38,196,604
Air Freight & Logistics — 2.4%
	FedEx Corp.	108,700	9,179,715
	United Parcel Service, Inc., Class B	310,510	17,845,010
Air Freight & Logistics Total			27,024,725
Electrical Equipment — 1.0%
	Cooper Industries PLC, Class A	144,380	6,163,582
	Emerson Electric Co.	135,450	5,608,985
Electrical Equipment Total			11,772,567
Industrial Conglomerates — 1.8%
	General Electric Co.	795,037	12,736,493
	Tyco International Ltd.	224,970	8,069,674
Industrial Conglomerates Total			20,806,167
Machinery — 1.6%
	Dover Corp.	219,980	8,992,783
	Parker Hannifin Corp.	178,518	9,632,831
Machinery Total			18,625,614
Professional Services — 0.6%
	Dun & Bradstreet Corp.	90,150	7,084,888
Professional Services Total			7,084,888
INDUSTRIALS TOTAL			123,510,565
INFORMATION TECHNOLOGY — 19.2%
Communications Equipment — 1.4%
	Brocade Communications Systems, Inc. (a)	395,880	2,806,789
	Cisco Systems, Inc. (a)	386,740	9,049,716
	CommScope, Inc. (a)	169,030	4,247,724
Communications Equipment Total			16,104,229

4

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — 7.3%
	Apple, Inc. (a)	76,176	15,228,344
	EMC Corp. (a)	597,111	10,049,378
	Hewlett-Packard Co.	453,897	22,268,187
	International Business Machines Corp.	250,302	31,625,658
	Teradata Corp. (a)	154,720	4,533,296
Computers & Peripherals Total			83,704,863
Electronic Equipment, Instruments & Components — 0.4%
	Corning, Inc.	242,290	4,041,397
Electronic Equipment, Instruments & Components Total			4,041,397
Internet Software & Services — 2.8%
	eBay, Inc. (a)	355,930	8,709,607
	Google, Inc., Class A (a)	39,971	23,303,093
Internet Software & Services Total			32,012,700
IT Services — 1.3%
	MasterCard, Inc., Class A	34,770	8,374,702
	Western Union Co.	362,570	6,689,417
IT Services Total			15,064,119
Semiconductors & Semiconductor Equipment — 2.7%
	Broadcom Corp., Class A (a)	326,830	9,543,436
	Novellus Systems, Inc. (a)	270,850	5,603,886
	Texas Instruments, Inc.	503,620	12,736,550
	Varian Semiconductor Equipment Associates, Inc. (a)	118,570	3,453,944
Semiconductors & Semiconductor Equipment Total			31,337,816
Software — 3.3%
	Microsoft Corp.	1,296,249	38,122,683
Software Total			38,122,683
INFORMATION TECHNOLOGY TOTAL			220,387,807
MATERIALS — 3.1%
Chemicals — 1.3%
	Celanese Corp., Series A	153,820	4,577,683
	Monsanto Co.	64,670	5,222,103
	PPG Industries, Inc.	94,780	5,632,775
Chemicals Total			15,432,561
Containers & Packaging — 0.9%
	Owens-Illinois, Inc. (a)	155,870	4,874,055
	Packaging Corp. of America	273,740	5,452,901
Containers & Packaging Total			10,326,956

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Metals & Mining — 0.9%
	Steel Dynamics, Inc.	361,910	6,123,517
	United States Steel Corp.	91,190	4,072,545
Metals & Mining Total			10,196,062
MATERIALS TOTAL			35,955,579
TELECOMMUNICATION SERVICES — 4.9%
Diversified Telecommunication Services — 4.3%
	AT&T, Inc.	1,075,362	28,970,253
	Verizon Communications, Inc.	645,218	20,298,558
Diversified Telecommunication Services Total			49,268,811
Wireless Telecommunication Services — 0.6%
	Millicom International Cellular SA (a)	59,490	4,449,852
	Sprint Nextel Corp. (a)	829,600	3,077,816
Wireless Telecommunication Services Total			7,527,668
TELECOMMUNICATION SERVICES TOTAL			56,796,479
UTILITIES — 2.7%
Electric Utilities — 1.1%
	American Electric Power Co., Inc.	181,380	5,838,622
	FPL Group, Inc.	134,916	7,011,585
Electric Utilities Total			12,850,207
Multi-Utilities — 1.6%
	PG&E Corp.	160,650	6,801,921
	Public Service Enterprise Group, Inc.	366,440	11,491,558
Multi-Utilities Total			18,293,479
UTILITIES TOTAL			31,143,686

	Total Common Stocks (cost of $1,009,816,034)		1,147,202,056

		Par ($)
Short-Term Obligation — 0.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/09, due 12/01/09 at 0.080%, collateralized by a U.S. Government Agency obligation maturing 06/12/26, market value $3,434,450 (repurchase proceeds $3,366,007)	3,366,000	3,366,000

	Total Short-Term Obligation (cost of $3,366,000)		3,366,000

	Total Investments — 100.0% (cost of $1,013,182,034)(b)(c)		1,150,568,056

	Other Assets & Liabilities, Net — (0.0)%		(77,818)

	Net Assets — 100.0%		1,150,490,238

6

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

7

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$1,147,202,056	$—	$—	$1,147,202,056
Total Short-Term Obligation	—	3,366,000	—	3,366,000
Total Investments	$1,147,202,056	$3,366,000	$—	$1,150,568,056

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $1,013,182,034.
(c)	Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$160,062,675	$(22,676,653)	$137,386,022

For the nine months ended November 30, 2009, transactions in written call option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at February 28, 2009	1,620	$94,079
Options written	5,635	369,038
Options terminated in closing purchase transactions	—	—
Options exercised	(2,240)	(238,575)
Options expired	(5,015)	(224,542)
Options outstanding at November 30, 2009	—	$—

8

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia Large Cap Enhanced Core Fund

		Shares	Value ($)*
Common Stocks — 99.7%
CONSUMER DISCRETIONARY — 9.2%
Automobiles — 0.2%
	Ford Motor Co. (a)	103,200	917,448
Automobiles Total			917,448
Hotels, Restaurants & Leisure — 1.2%
	Carnival Corp. (a)	59,600	1,908,988
	McDonald’s Corp.	69,200	4,376,900
	Starbucks Corp. (a)	16,500	361,350
Hotels, Restaurants & Leisure Total			6,647,238
Household Durables — 0.5%
	Leggett & Platt, Inc.	138,800	2,701,048
	Whirlpool Corp.	4,300	318,888
Household Durables Total			3,019,936
Internet & Catalog Retail — 0.2%
	Amazon.com, Inc. (a)	7,100	964,961
Internet & Catalog Retail Total			964,961
Leisure Equipment & Products — 0.1%
	Mattel, Inc.	21,100	410,606
Leisure Equipment & Products Total			410,606
Media — 2.6%
	CBS Corp., Class B	70,800	906,948
	Comcast Corp., Class A	280,500	4,114,935
	DIRECTV, Class A (a)	119,600	3,782,948
	Omnicom Group, Inc.	7,600	279,072
	Viacom, Inc., Class B (a)	95,100	2,818,764
	Walt Disney Co.	90,500	2,734,910
Media Total			14,637,577
Multiline Retail — 1.3%
	J.C. Penney Co., Inc.	19,200	551,808
	Kohl’s Corp. (a)	17,900	951,206
	Nordstrom, Inc.	66,700	2,231,115
	Target Corp.	77,800	3,622,368
Multiline Retail Total			7,356,497
Specialty Retail — 2.2%
	Bed Bath & Beyond, Inc. (a)	5,900	220,424
	Gap, Inc.	189,200	4,052,664
	Home Depot, Inc.	140,800	3,852,288
	Limited Brands, Inc.	15,600	258,804
	Tiffany & Co.	17,900	763,972
	TJX Companies, Inc.	85,900	3,296,842
Specialty Retail Total			12,444,994

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 0.9%
	Coach, Inc.	18,600	646,350
	NIKE, Inc., Class B	13,400	869,526
	Polo Ralph Lauren Corp.	45,600	3,504,360
	V.F. Corp.	4,000	290,880
Textiles, Apparel & Luxury Goods Total			5,311,116
CONSUMER DISCRETIONARY TOTAL			51,710,373
CONSUMER STAPLES — 11.6%
Beverages — 2.5%
	Brown-Forman Corp., Class B	11,600	593,572
	Coca-Cola Co.	119,500	6,835,400
	PepsiCo, Inc.	102,500	6,377,550
Beverages Total			13,806,522
Food & Staples Retailing — 1.2%
	Safeway, Inc.	20,000	450,000
	Sysco Corp.	34,600	935,584
	Wal-Mart Stores, Inc.	58,500	3,191,175
	Walgreen Co.	58,300	2,267,287
Food & Staples Retailing Total			6,844,046
Food Products — 1.7%
	Campbell Soup Co.	56,000	1,958,320
	General Mills, Inc.	41,600	2,828,800
	Hershey Co.	24,100	852,417
	Kellogg Co.	13,600	715,088
	Kraft Foods, Inc., Class A	60,200	1,600,116
	Sara Lee Corp.	134,700	1,635,258
Food Products Total			9,589,999
Household Products — 3.1%
	Colgate-Palmolive Co.	26,400	2,222,616
	Kimberly-Clark Corp.	80,200	5,290,794
	Procter & Gamble Co.	160,000	9,976,000
Household Products Total			17,489,410
Personal Products — 0.3%
	Avon Products, Inc.	1,300	44,525
	Estee Lauder Companies, Inc., Class A	38,800	1,817,004
Personal Products Total			1,861,529
Tobacco — 2.8%
	Altria Group, Inc.	169,400	3,186,414
	Lorillard, Inc.	46,700	3,638,397
	Philip Morris International, Inc.	181,000	8,704,290

2

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
	Reynolds American, Inc.	9,900	494,604
Tobacco Total			16,023,705
CONSUMER STAPLES TOTAL			65,615,211
ENERGY — 11.9%
Energy Equipment & Services — 0.5%
	National-Oilwell Varco, Inc.	24,500	1,053,990
	Rowan Companies, Inc. (a)	32,600	804,894
	Schlumberger Ltd.	6,100	389,729
	Smith International, Inc.	31,400	853,452
Energy Equipment & Services Total			3,102,065
Oil, Gas & Consumable Fuels — 11.4%
	Anadarko Petroleum Corp.	45,000	2,678,850
	Apache Corp.	62,000	5,907,360
	Chevron Corp.	145,200	11,331,408
	ConocoPhillips	114,800	5,943,196
	CONSOL Energy, Inc.	71,900	3,301,648
	EOG Resources, Inc.	47,300	4,090,977
	Exxon Mobil Corp.	225,900	16,958,313
	Marathon Oil Corp.	41,400	1,350,468
	Massey Energy Co.	18,100	681,646
	Murphy Oil Corp.	9,900	558,261
	Noble Energy, Inc.	1,200	78,300
	Peabody Energy Corp.	79,400	3,530,124
	Pioneer Natural Resources Co.	5,000	206,750
	Sunoco, Inc.	57,700	1,454,040
	Tesoro Corp.	71,700	916,326
	Valero Energy Corp.	32,900	522,781
	XTO Energy, Inc.	112,600	4,778,744
Oil, Gas & Consumable Fuels Total			64,289,192
ENERGY TOTAL			67,391,257
FINANCIALS — 14.4%
Capital Markets — 2.9%
	Ameriprise Financial, Inc.	53,700	2,047,044
	Franklin Resources, Inc.	8,800	950,664
	Goldman Sachs Group, Inc.	43,600	7,397,176
	Morgan Stanley	122,100	3,855,918
	State Street Corp.	16,000	660,800
	T. Rowe Price Group, Inc.	32,600	1,595,118
Capital Markets Total			16,506,720
Commercial Banks — 2.3%
	Comerica, Inc.	8,800	250,536

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Fifth Third Bancorp.	28,000	282,240
	PNC Financial Services Group, Inc.	32,200	1,835,722
	U.S. Bancorp	83,300	2,010,029
	Wells Fargo & Co.	297,000	8,327,880
Commercial Banks Total			12,706,407
Consumer Finance — 2.0%
	American Express Co.	76,800	3,212,544
	Capital One Financial Corp.	26,600	1,020,376
	Discover Financial Services	297,500	4,599,350
	SLM Corp. (a)	233,700	2,563,689
Consumer Finance Total			11,395,959
Diversified Financial Services — 3.4%
	Citigroup, Inc.	954,300	3,922,173
	CME Group, Inc.	6,200	2,035,026
	JPMorgan Chase & Co.	314,900	13,380,101
Diversified Financial Services Total			19,337,300
Insurance — 2.1%
	AFLAC, Inc.	27,400	1,261,222
	Allstate Corp.	31,300	889,233
	Chubb Corp.	20,500	1,027,870
	Genworth Financial, Inc., Class A (a)	1,700	18,309
	Hartford Financial Services Group, Inc.	22,500	550,350
	Loews Corp.	24,300	860,706
	MetLife, Inc.	22,100	755,599
	Prudential Financial, Inc.	74,500	3,713,825
	Travelers Companies, Inc.	33,200	1,739,348
	Unum Group	45,100	858,704
Insurance Total			11,675,166
Real Estate Investment Trusts (REITs) — 1.1%
	Public Storage	7,500	596,850
	Simon Property Group, Inc.	46,500	3,378,690
	Ventas, Inc.	50,900	2,185,137
Real Estate Investment Trusts (REITs) Total			6,160,677
Thrifts & Mortgage Finance — 0.6%
	Hudson City Bancorp, Inc.	272,500	3,621,525
Thrifts & Mortgage Finance Total			3,621,525
FINANCIALS TOTAL			81,403,754

4

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — 12.9%
Biotechnology — 1.1%
	Amgen, Inc. (a)	85,900	4,840,465
	Biogen Idec, Inc. (a)	7,000	328,580
	Gilead Sciences, Inc. (a)	24,700	1,137,435
Biotechnology Total			6,306,480
Health Care Equipment & Supplies — 1.1%
	Baxter International, Inc.	28,900	1,576,495
	Hospira, Inc. (a)	33,800	1,586,910
	Medtronic, Inc.	56,700	2,406,348
	Zimmer Holdings, Inc. (a)	12,500	739,625
Health Care Equipment & Supplies Total			6,309,378
Health Care Providers & Services — 3.6%
	AmerisourceBergen Corp.	56,200	1,387,578
	Cardinal Health, Inc.	21,100	680,053
	Coventry Health Care, Inc. (a)	8,800	198,440
	Humana, Inc. (a)	30,600	1,270,206
	McKesson Corp.	77,800	4,825,156
	Medco Health Solutions, Inc. (a)	97,300	6,145,468
	Quest Diagnostics, Inc.	17,300	1,002,362
	Tenet Healthcare Corp. (a)	66,800	303,940
	UnitedHealth Group, Inc.	100,000	2,867,000
	WellPoint, Inc. (a)	27,800	1,502,034
Health Care Providers & Services Total			20,182,237
Health Care Technology — 0.0%
	IMS Health, Inc.	10,700	228,552
Health Care Technology Total			228,552
Life Sciences Tools & Services — 0.3%
	Thermo Fisher Scientific, Inc. (a)	37,700	1,780,571
Life Sciences Tools & Services Total			1,780,571
Pharmaceuticals — 6.8%
	Abbott Laboratories	116,300	6,337,187
	Bristol-Myers Squibb Co.	116,000	2,935,960
	Eli Lilly & Co.	31,900	1,171,687
	Forest Laboratories, Inc. (a)	7,500	229,950
	Johnson & Johnson	178,300	11,204,372
	Merck & Co., Inc.	149,200	5,402,532
	Mylan, Inc. (a)	60,100	1,073,987
	Pfizer, Inc.	536,900	9,755,473
Pharmaceuticals Total			38,111,148
HEALTH CARE TOTAL			72,918,366

5

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — 10.3%
Aerospace & Defense — 3.5%
	General Dynamics Corp.	37,400	2,464,660
	Goodrich Corp.	6,600	391,644
	Honeywell International, Inc.	34,000	1,307,980
	ITT Corp.	36,500	1,887,780
	Lockheed Martin Corp.	19,500	1,505,985
	Raytheon Co.	107,700	5,549,781
	Rockwell Collins, Inc.	4,200	224,532
	United Technologies Corp.	98,000	6,589,520
Aerospace & Defense Total			19,921,882
Air Freight & Logistics — 0.6%
	United Parcel Service, Inc., Class B	62,600	3,597,622
Air Freight & Logistics Total			3,597,622
Commercial Services & Supplies — 0.8%
	Cintas Corp.	19,700	553,373
	Pitney Bowes, Inc.	4,200	96,768
	R.R. Donnelley & Sons Co.	139,300	2,866,794
	Waste Management, Inc.	20,200	663,368
Commercial Services & Supplies Total			4,180,303
Electrical Equipment — 1.0%
	Emerson Electric Co.	133,900	5,544,799
	Rockwell Automation, Inc.	3,800	165,262
Electrical Equipment Total			5,710,061
Industrial Conglomerates — 2.2%
	3M Co.	40,900	3,167,296
	General Electric Co. (b)	569,800	9,128,196
Industrial Conglomerates Total			12,295,492
Machinery — 1.7%
	Caterpillar, Inc.	700	40,873
	Danaher Corp.	600	42,552
	Dover Corp.	51,900	2,121,672
	Eaton Corp.	9,700	619,830
	Flowserve Corp.	3,500	348,110
	Illinois Tool Works, Inc.	51,500	2,504,960
	Parker Hannifin Corp.	34,400	1,856,224
	Stanley Works	43,000	2,088,510
Machinery Total			9,622,731
Professional Services — 0.0%
	Dun & Bradstreet Corp.	100	7,859
Professional Services Total			7,859
Road & Rail — 0.3%
	CSX Corp.	7,300	346,604

6

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Ryder System, Inc.	31,400	1,272,956
Road & Rail Total		1,619,560
Trading Companies & Distributors — 0.2%
W.W. Grainger, Inc.	10,100	986,770
Trading Companies & Distributors Total		986,770
INDUSTRIALS TOTAL		57,942,280
INFORMATION TECHNOLOGY — 19.0%
Communications Equipment — 1.5%
Cisco Systems, Inc. (a)	346,900	8,117,460
QUALCOMM, Inc.	3,300	148,500
Communications Equipment Total		8,265,960
Computers & Peripherals — 7.8%
Apple, Inc. (a)	55,100	11,015,041
Dell, Inc. (a)	76,900	1,085,828
EMC Corp. (a)	215,400	3,625,182
Hewlett-Packard Co.	223,200	10,950,192
International Business Machines Corp.	103,500	13,077,225
Teradata Corp. (a)	138,300	4,052,190
Western Digital Corp. (a)	13,200	486,288
Computers & Peripherals Total		44,291,946
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp., Class A	28,500	1,174,200
Electronic Equipment, Instruments & Components Total		1,174,200
Internet Software & Services — 1.7%
eBay, Inc. (a)	96,100	2,351,567
Google, Inc., Class A (a)	12,800	7,462,400
Internet Software & Services Total		9,813,967
IT Services — 1.3%
Cognizant Technology Solutions Corp., Class A (a)	32,000	1,405,760
Computer Sciences Corp. (a)	84,700	4,684,757
Western Union Co.	67,800	1,250,910
IT Services Total		7,341,427
Office Electronics — 0.1%
Xerox Corp.	73,700	567,490
Office Electronics Total		567,490
Semiconductors & Semiconductor Equipment — 2.6%
Intel Corp.	445,100	8,545,920
Texas Instruments, Inc.	240,000	6,069,600
Semiconductors & Semiconductor Equipment Total		14,615,520

7

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 3.8%
	Adobe Systems, Inc. (a)	30,600	1,073,448
	Microsoft Corp. (b)	549,100	16,149,031
	Oracle Corp.	186,900	4,126,752
Software Total			21,349,231
INFORMATION TECHNOLOGY TOTAL			107,419,741
MATERIALS — 3.5%
Chemicals — 2.1%
	Air Products & Chemicals, Inc.	4,100	340,013
	CF Industries Holdings, Inc.	2,800	239,008
	Dow Chemical Co.	66,900	1,858,482
	Eastman Chemical Co.	76,100	4,575,132
	PPG Industries, Inc.	79,700	4,736,571
Chemicals Total			11,749,206
Metals & Mining — 0.5%
	AK Steel Holding Corp.	92,200	1,844,000
	Freeport-McMoRan Copper & Gold, Inc. (a)	9,400	778,320
	Nucor Corp.	5,800	245,978
Metals & Mining Total			2,868,298
Paper & Forest Products — 0.9%
	International Paper Co.	195,000	4,962,750
	MeadWestvaco Corp.	10,000	273,700
Paper & Forest Products Total			5,236,450
MATERIALS TOTAL			19,853,954
TELECOMMUNICATION SERVICES — 3.2%
Diversified Telecommunication Services — 2.7%
	AT&T, Inc.	311,400	8,389,116
	Qwest Communications International, Inc.	272,500	994,625
	Verizon Communications, Inc.	191,600	6,027,736
Diversified Telecommunication Services Total			15,411,477
Wireless Telecommunication Services — 0.5%
	Sprint Nextel Corp. (a)	737,900	2,737,609
Wireless Telecommunication Services Total			2,737,609
TELECOMMUNICATION SERVICES TOTAL			18,149,086

8

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — 3.7%
Electric Utilities — 1.2%
	Edison International	19,100	650,355
	Entergy Corp.	17,300	1,360,645
	Exelon Corp.	76,700	3,695,406
	FirstEnergy Corp.	26,800	1,154,544
	Pinnacle West Capital Corp.	1,600	56,144
Electric Utilities Total			6,917,094
Gas Utilities — 0.7%
	Questar Corp.	95,300	3,780,551
Gas Utilities Total			3,780,551
Independent Power Producers & Energy Traders — 0.8%
	AES Corp. (a)	357,000	4,548,180
Independent Power Producers & Energy Traders Total			4,548,180
Multi-Utilities — 1.0%
	NiSource, Inc.	68,600	977,550
	Public Service Enterprise Group, Inc.	139,400	4,371,584
Multi-Utilities Total			5,349,134
UTILITIES TOTAL			20,594,959

	Total Common Stocks (cost of $437,791,718)		562,998,981

		Par ($)
Short-Term Obligation — 0.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/09, due 12/01/09 at 0.080%, collateralized by a U.S. Government Agency obligation maturing 09/15/10, market value $3,573,075 (repurchase proceeds $3,498,008)	3,498,000	3,498,000

	Total Short-Term Obligation (cost of $3,498,000)		3,498,000

	Total Investments — 100.3% (cost of $441,289,718)(c)(d)		566,496,981

	Other Assets & Liabilities, Net — (0.3)%		(1,560,868)

	Net Assets — 100.0%		564,936,113

9

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$562,998,981	$—	$—	$562,998,981
Total Short-Term Obligation	—	3,498,000	—	3,498,000
Total Investments	562,998,981	3,498,000	—	566,496,981
Unrealized Depreciation on Futures Contracts	(22,993)	—	—	(22,993)
Total	$562,975,988	$3,498,000	$—	$566,473,988

10

The following table reconciles asset balances for the nine month period ending November 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of February 28, 2009	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of November 30, 2009
Common Stocks	$972	$—	$9,919	$(972)	$(9,919)	$—	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)	Non-income producing security.
(b)	A portion of these securities with a market value of $6,253,800 are pledged as collateral for open futures contracts.
(c)	Cost for federal income tax purposes is $441,289,718.
(d)	Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$135,210,639	$(10,003,376)	$125,207,263

At November 30, 2009, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Risk Exposure/ Type	Contracts	Value	Face Value	Date	Depreciation
Equity Risk
S&P 500 Index	9	$2,463,300	$2,486,293	Dec-2009	$(22,993)

11

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia Large Cap Index Fund

		Shares	Value ($)*
Common Stocks — 96.4%
CONSUMER DISCRETIONARY — 9.1%
Auto Components — 0.2%
	Goodyear Tire & Rubber Co. (a)	61,135	838,161
	Johnson Controls, Inc.	169,540	4,586,057
Auto Components Total			5,424,218
Automobiles — 0.3%
	Ford Motor Co. (a)	814,501	7,240,914
	Harley-Davidson, Inc.	59,312	1,728,352
Automobiles Total			8,969,266
Distributors — 0.1%
	Genuine Parts Co.	40,352	1,445,812
Distributors Total			1,445,812
Diversified Consumer Services — 0.2%
	Apollo Group, Inc., Class A (a)	32,262	1,841,192
	DeVry, Inc.	15,639	849,510
	H&R Block, Inc.	84,745	1,720,324
Diversified Consumer Services Total			4,411,026
Hotels, Restaurants & Leisure — 1.5%
	Carnival Corp. (a)	110,809	3,549,212
	Darden Restaurants, Inc.	35,229	1,107,248
	International Game Technology	74,914	1,415,125
	Marriott International, Inc., Class A	63,745	1,639,512
	McDonald’s Corp.	275,979	17,455,672
	Starbucks Corp. (a)	186,386	4,081,853
	Starwood Hotels & Resorts Worldwide, Inc.	47,285	1,514,066
	Wyndham Worldwide Corp.	45,162	838,658
	Wynn Resorts Ltd.	17,448	1,126,094
	Yum! Brands, Inc.	118,012	4,162,283
Hotels, Restaurants & Leisure Total			36,889,723
Household Durables — 0.3%
	Black & Decker Corp.	15,176	921,031
	D.R. Horton, Inc.	69,721	716,732
	Fortune Brands, Inc.	37,964	1,458,197
	Harman International Industries, Inc.	17,554	660,206
	KB Home	18,705	253,453
	Leggett & Platt, Inc.	39,487	768,417
	Lennar Corp., Class A	39,033	494,548
	Newell Rubbermaid, Inc.	70,187	1,018,413
	Pulte Homes, Inc.	79,905	730,332

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
	Whirlpool Corp.	18,767	1,391,761
Household Durables Total			8,413,090
Internet & Catalog Retail — 0.6%
	Amazon.com, Inc. (a)	84,032	11,420,789
	Expedia, Inc. (a)	53,261	1,357,090
	Priceline.com, Inc. (a)	10,700	2,291,084
Internet & Catalog Retail Total			15,068,963
Leisure Equipment & Products — 0.1%
	Eastman Kodak Co. (a)	67,859	274,829
	Hasbro, Inc.	31,794	942,692
	Mattel, Inc.	91,013	1,771,113
Leisure Equipment & Products Total			2,988,634
Media — 2.7%
	CBS Corp., Class B	171,327	2,194,699
	Comcast Corp., Class A	725,643	10,645,183
	DIRECTV, Class A (a)	236,991	7,496,025
	Gannett Co., Inc.	59,312	586,596
	Interpublic Group of Companies, Inc. (a)	122,969	778,394
	McGraw-Hill Companies, Inc.	79,618	2,385,355
	Meredith Corp.	9,207	242,605
	New York Times Co., Class A (a)	29,254	246,904
	News Corp., Class A	568,465	6,514,609
	Omnicom Group, Inc.	78,613	2,886,669
	Scripps Networks Interactive Inc., Class A	22,586	893,276
	Time Warner Cable, Inc.	89,079	3,731,519
	Time Warner, Inc.	299,842	9,211,146
	Viacom, Inc., Class B (a)	153,453	4,548,347
	Walt Disney Co.	469,921	14,201,013
	Washington Post Co., Class B	1,589	657,226
Media Total			67,219,566
Multiline Retail — 0.8%
	Big Lots, Inc. (a)	20,931	482,669
	Family Dollar Stores, Inc.	35,299	1,076,973
	J.C. Penney Co., Inc.	59,649	1,714,312
	Kohl’s Corp. (a)	77,263	4,105,756
	Macy’s, Inc.	106,362	1,734,764
	Nordstrom, Inc.	41,616	1,392,055
	Sears Holdings Corp. (a)	12,655	897,872

2

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
	Target Corp.	190,139	8,852,872
Multiline Retail Total			20,257,273
Specialty Retail — 1.8%
	Abercrombie & Fitch Co., Class A	22,244	888,203
	AutoNation, Inc. (a)	23,831	420,617
	Autozone, Inc. (a)	7,732	1,143,331
	Bed Bath & Beyond, Inc. (a)	66,249	2,475,063
	Best Buy Co., Inc.	86,361	3,698,842
	GameStop Corp., Class A (a)	41,633	1,016,262
	Gap, Inc.	121,794	2,608,828
	Home Depot, Inc.	431,015	11,792,570
	Limited Brands, Inc.	67,535	1,120,406
	Lowe’s Companies, Inc.	373,641	8,149,110
	O’Reilly Automotive, Inc. (a)	34,566	1,340,469
	Office Depot, Inc. (a)	69,470	426,546
	RadioShack Corp.	31,661	597,126
	Sherwin-Williams Co.	24,737	1,504,999
	Staples, Inc.	182,697	4,260,494
	Tiffany & Co.	31,400	1,340,152
	TJX Companies, Inc.	107,222	4,115,180
Specialty Retail Total			46,898,198
Textiles, Apparel & Luxury Goods — 0.5%
	Coach, Inc.	80,381	2,793,240
	NIKE, Inc., Class B	98,275	6,377,065
	Polo Ralph Lauren Corp.	14,588	1,121,088
	V.F. Corp.	22,595	1,643,108
Textiles, Apparel & Luxury Goods Total			11,934,501
CONSUMER DISCRETIONARY TOTAL			229,920,270
CONSUMER STAPLES — 11.3%
Beverages — 2.7%
	Brown-Forman Corp., Class B	27,758	1,420,377
	Coca-Cola Co.	586,014	33,520,001
	Coca-Cola Enterprises, Inc.	80,164	1,575,223
	Constellation Brands, Inc., Class A (a)	50,267	860,068
	Dr Pepper Snapple Group, Inc. (a)	64,214	1,681,765
	Molson Coors Brewing Co., Class B	39,687	1,794,249
	Pepsi Bottling Group, Inc.	36,412	1,381,835
	PepsiCo, Inc.	393,901	24,508,520
Beverages Total			66,742,038

3

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food & Staples Retailing — 2.7%
	Costco Wholesale Corp.	109,993	6,589,681
	CVS Caremark Corp.	364,933	11,316,572
	Kroger Co.	164,710	3,745,505
	Safeway, Inc.	105,282	2,368,845
	SUPERVALU, Inc.	53,556	740,680
	Sysco Corp.	149,459	4,041,371
	Wal-Mart Stores, Inc.	546,176	29,793,901
	Walgreen Co.	250,981	9,760,651
	Whole Foods Market, Inc. (a)	35,549	911,832
Food & Staples Retailing Total			69,269,038
Food Products — 1.6%
	Archer-Daniels-Midland Co.	162,352	5,002,065
	Campbell Soup Co.	48,708	1,703,319
	ConAgra Foods, Inc.	111,760	2,479,954
	Dean Foods Co. (a)	45,600	725,040
	General Mills, Inc.	82,300	5,596,400
	H.J. Heinz Co.	79,650	3,381,142
	Hershey Co.	41,907	1,482,251
	Hormel Foods Corp.	17,675	663,166
	J.M. Smucker Co.	30,103	1,778,485
	Kellogg Co.	64,870	3,410,865
	Kraft Foods, Inc., Class A	373,005	9,914,473
	McCormick & Co., Inc. Non-Voting Shares	33,041	1,178,903
	Sara Lee Corp.	175,922	2,135,693
	Tyson Foods, Inc., Class A	77,241	928,437
Food Products Total			40,380,193
Household Products — 2.6%
	Clorox Co.	35,208	2,121,986
	Colgate-Palmolive Co.	126,009	10,608,698
	Kimberly-Clark Corp.	104,788	6,912,864
	Procter & Gamble Co.	738,093	46,020,099
Household Products Total			65,663,647
Personal Products — 0.2%
	Avon Products, Inc.	107,931	3,696,637
	Estee Lauder Companies, Inc., Class A	29,814	1,396,189
Personal Products Total			5,092,826
Tobacco — 1.5%
	Altria Group, Inc.	523,804	9,852,753
	Lorillard, Inc.	41,811	3,257,495
	Philip Morris International, Inc.	489,159	23,523,656

4

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
	Reynolds American, Inc.	42,709	2,133,742
Tobacco Total			38,767,646
CONSUMER STAPLES TOTAL			285,915,388
ENERGY — 11.6%
Energy Equipment & Services — 1.8%
	Baker Hughes, Inc.	78,355	3,192,183
	BJ Services Co.	73,868	1,387,241
	Cameron International Corp. (a)	61,587	2,327,989
	Diamond Offshore Drilling, Inc.	17,597	1,751,605
	ENSCO International, Inc.	35,986	1,583,384
	FMC Technologies, Inc. (a)	30,979	1,687,426
	Halliburton Co.	227,975	6,693,346
	Nabors Industries Ltd. (a)	71,834	1,483,372
	National-Oilwell Varco, Inc.	105,764	4,549,967
	Rowan Companies, Inc. (a)	28,779	710,553
	Schlumberger Ltd.	302,930	19,354,198
	Smith International, Inc.	62,864	1,708,644
Energy Equipment & Services Total			46,429,908
Oil, Gas & Consumable Fuels — 9.8%
	Anadarko Petroleum Corp.	124,016	7,382,672
	Apache Corp.	84,936	8,092,702
	Cabot Oil & Gas Corp.	26,243	1,005,107
	Chesapeake Energy Corp.	162,242	3,880,829
	Chevron Corp.	507,122	39,575,801
	ConocoPhillips	374,985	19,412,973
	Consol Energy, Inc.	45,696	2,098,360
	Denbury Resources, Inc. (a)	63,075	837,005
	Devon Energy Corp.	112,235	7,559,027
	El Paso Corp.	177,352	1,695,485
	EOG Resources, Inc.	63,727	5,511,748
	Exxon Mobil Corp. (b)	1,215,201	91,225,139
	Hess Corp.	73,600	4,265,856
	Marathon Oil Corp.	178,927	5,836,599
	Massey Energy Co.	21,651	815,377
	Murphy Oil Corp.	48,207	2,718,393
	Noble Energy, Inc.	43,892	2,863,953
	Occidental Petroleum Corp.	205,063	16,567,040
	Peabody Energy Corp.	67,653	3,007,852
	Pioneer Natural Resources Co.	29,103	1,203,409
	Range Resources Corp.	39,735	1,872,711
	Southwestern Energy Co. (a)	87,127	3,830,103

5

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	Spectra Energy Corp.	163,288	3,169,420
	Sunoco, Inc.	29,524	744,005
	Tesoro Corp.	35,334	451,568
	Valero Energy Corp.	142,349	2,261,926
	Williams Companies, Inc.	147,435	2,932,482
	XTO Energy, Inc.	146,736	6,227,476
Oil, Gas & Consumable Fuels Total			247,045,018
ENERGY TOTAL			293,474,926
FINANCIALS — 13.9%
Capital Markets — 2.7%
	Ameriprise Financial, Inc.	64,451	2,456,872
	Bank of New York Mellon Corp.	304,194	8,103,728
	Charles Schwab Corp.	240,654	4,411,188
	E*TRADE Financial Corp. (a)	364,050	597,042
	Federated Investors, Inc., Class B	22,344	576,028
	Franklin Resources, Inc.	37,877	4,091,852
	Goldman Sachs Group, Inc.	129,263	21,930,761
	Invesco Ltd.	105,174	2,340,121
	Janus Capital Group, Inc.	46,050	602,795
	Legg Mason, Inc.	41,111	1,163,030
	Morgan Stanley	343,651	10,852,499
	Northern Trust Corp.	61,020	3,020,490
	State Street Corp.	125,069	5,165,350
	T. Rowe Price Group, Inc.	64,714	3,166,456
Capital Markets Total			68,478,212
Commercial Banks — 2.7%
	BB&T Corp.	172,362	4,291,814
	Comerica, Inc.	38,192	1,087,326
	Fifth Third Bancorp.	201,112	2,027,209
	First Horizon National Corp. (a)	55,327	749,681
	Huntington Bancshares, Inc.	180,604	689,907
	KeyCorp	222,161	1,301,863
	M&T Bank Corp.	20,841	1,366,753
	Marshall & Ilsley Corp.	127,477	732,993
	PNC Financial Services Group, Inc.	116,688	6,652,383
	Regions Financial Corp.	300,492	1,760,883
	SunTrust Banks, Inc.	126,168	2,981,350
	U.S. Bancorp	483,469	11,666,107
	Wells Fargo & Co.	1,181,250	33,122,250

6

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Zions Bancorporation	31,928	419,853
Commercial Banks Total			68,850,372
Consumer Finance — 0.8%
	American Express Co.	300,708	12,578,616
	Capital One Financial Corp.	115,004	4,411,553
	Discover Financial Services	135,439	2,093,887
	SLM Corp. (a)	118,272	1,297,444
Consumer Finance Total			20,381,500
Diversified Financial Services — 4.1%
	Bank of America Corp. (c)	2,187,617	34,673,729
	Citigroup, Inc.	3,297,748	13,553,744
	CME Group, Inc.	16,820	5,520,829
	IntercontinentalExchange, Inc. (a)	18,520	1,977,751
	JPMorgan Chase & Co.	994,375	42,250,994
	Leucadia National Corp. (a)	48,050	1,034,036
	Moody’s Corp.	49,639	1,153,114
	NASDAQ OMX Group, Inc. (a)	35,909	670,780
	NYSE Euronext	65,733	1,661,730
Diversified Financial Services Total			102,496,707
Insurance — 2.4%
	AFLAC, Inc.	118,261	5,443,554
	Allstate Corp.	135,614	3,852,794
	American International Group, Inc. (a)	33,990	965,316
	Aon Corp.	69,390	2,687,475
	Assurant, Inc.	29,836	912,087
	Chubb Corp.	88,524	4,438,593
	Cincinnati Financial Corp.	41,123	1,049,459
	Genworth Financial, Inc., Class A (a)	121,688	1,310,580
	Hartford Financial Services Group, Inc.	97,122	2,375,604
	Lincoln National Corp.	76,362	1,749,453
	Loews Corp.	91,974	3,257,719
	Marsh & McLennan Companies, Inc.	132,493	2,987,717
	MBIA, Inc. (a)	39,970	138,296
	MetLife, Inc.	207,026	7,078,219
	Principal Financial Group, Inc.	80,671	2,048,237
	Progressive Corp. (a)	171,605	2,877,816
	Prudential Financial, Inc.	117,027	5,833,796
	Torchmark Corp.	20,871	907,471
	Travelers Companies, Inc.	143,555	7,520,846
	Unum Group	83,768	1,594,943

7

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	XL Capital Ltd., Class A	86,546	1,584,657
Insurance Total			60,614,632
Real Estate Investment Trusts (REITs) — 1.1%
	Apartment Investment & Management Co., Class A	29,575	399,558
	AvalonBay Communities, Inc.	20,170	1,457,081
	Boston Properties, Inc.	35,073	2,349,190
	Equity Residential Property Trust	69,258	2,230,800
	HCP, Inc.	74,119	2,319,925
	Health Care REIT, Inc.	30,297	1,349,731
	Host Hotels & Resorts, Inc.	152,659	1,605,973
	Kimco Realty Corp.	95,185	1,172,679
	Plum Creek Timber Co., Inc.	41,184	1,420,436
	ProLogis	111,917	1,463,874
	Public Storage	34,334	2,732,300
	Simon Property Group, Inc.	71,598	5,202,311
	Ventas, Inc.	39,626	1,701,144
	Vornado Realty Trust	39,450	2,582,397
Real Estate Investment Trusts (REITs) Total			27,987,399
Real Estate Management & Development — 0.0%
	CB Richard Ellis Group, Inc., Class A (a)	60,746	694,327
Real Estate Management & Development Total			694,327
Thrifts & Mortgage Finance — 0.1%
	Hudson City Bancorp, Inc.	119,234	1,584,620
	People’s United Financial, Inc.	88,078	1,434,790
Thrifts & Mortgage Finance Total			3,019,410
FINANCIALS TOTAL			352,522,559
HEALTH CARE — 12.4%
Biotechnology — 1.6%
	Amgen, Inc. (a)	256,794	14,470,342
	Biogen Idec, Inc. (a)	72,999	3,426,573
	Celgene Corp. (a)	115,991	6,431,701
	Cephalon, Inc. (a)	18,868	1,036,797
	Genzyme Corp. (a)	68,348	3,465,244
	Gilead Sciences, Inc. (a)	228,672	10,530,345
Biotechnology Total			39,361,002
Health Care Equipment & Supplies — 1.9%
	Baxter International, Inc.	152,403	8,313,584
	Becton Dickinson & Co.	60,569	4,530,561

8

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	Boston Scientific Corp. (a)	381,235	3,190,937
	C.R. Bard, Inc.	24,671	2,028,203
	CareFusion Corp. (a)	45,545	1,176,427
	DENTSPLY International, Inc.	37,551	1,251,199
	Hospira, Inc. (a)	40,707	1,911,194
	Intuitive Surgical, Inc. (a)	9,566	2,683,646
	Medtronic, Inc.	279,886	11,878,362
	St. Jude Medical, Inc. (a)	88,000	3,230,480
	Stryker Corp.	71,361	3,596,594
	Varian Medical Systems, Inc. (a)	31,718	1,482,499
	Zimmer Holdings, Inc. (a)	54,222	3,208,316
Health Care Equipment & Supplies Total			48,482,002
Health Care Providers & Services — 2.1%
	Aetna, Inc.	110,378	3,213,104
	AmerisourceBergen Corp.	75,121	1,854,737
	Cardinal Health, Inc.	90,991	2,932,640
	CIGNA Corp.	68,994	2,213,328
	Coventry Health Care, Inc. (a)	37,827	852,999
	DaVita, Inc. (a)	26,287	1,557,242
	Express Scripts, Inc. (a)	69,396	5,954,177
	Humana, Inc. (a)	42,869	1,779,492
	Laboratory Corp. of America Holdings (a)	27,397	1,998,885
	McKesson Corp.	67,258	4,171,341
	Medco Health Solutions, Inc. (a)	119,754	7,563,663
	Patterson Companies, Inc. (a)	23,533	605,033
	Quest Diagnostics, Inc.	39,453	2,285,907
	Tenet Healthcare Corp. (a)	109,513	498,284
	UnitedHealth Group, Inc.	293,924	8,426,801
	WellPoint, Inc. (a)	120,116	6,489,867
Health Care Providers & Services Total			52,397,500
Health Care Technology — 0.0%
	IMS Health, Inc.	46,074	984,141
Health Care Technology Total			984,141
Life Sciences Tools & Services — 0.4%
	Life Technologies Corp. (a)	44,620	2,221,183
	Millipore Corp. (a)	14,016	954,490
	PerkinElmer, Inc.	29,545	557,514
	Thermo Fisher Scientific, Inc. (a)	103,204	4,874,325
	Waters Corp. (a)	24,154	1,419,772
Life Sciences Tools & Services Total			10,027,284

9

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 6.4%
	Abbott Laboratories	390,897	21,299,977
	Allergan, Inc.	77,789	4,521,875
	Bristol-Myers Squibb Co.	500,936	12,678,690
	Eli Lilly & Co.	255,688	9,391,420
	Forest Laboratories, Inc. (a)	76,330	2,340,278
	Johnson & Johnson	696,818	43,788,043
	King Pharmaceuticals, Inc. (a)	62,755	742,392
	Merck & Co., Inc.	771,515	27,936,558
	Mylan, Inc. (a)	77,178	1,379,171
	Pfizer, Inc.	2,039,151	37,051,374
	Watson Pharmaceuticals, Inc. (a)	26,782	993,344
Pharmaceuticals Total			162,123,122
HEALTH CARE TOTAL			313,375,051
INDUSTRIALS — 10.0%
Aerospace & Defense — 2.7%
	Boeing Co.	183,685	9,626,931
	General Dynamics Corp.	97,366	6,416,419
	Goodrich Corp.	31,346	1,860,072
	Honeywell International, Inc.	190,153	7,315,186
	ITT Corp.	46,133	2,385,999
	L-3 Communications Holdings, Inc.	29,439	2,307,134
	Lockheed Martin Corp.	81,627	6,304,053
	Northrop Grumman Corp.	80,437	4,407,948
	Precision Castparts Corp.	35,455	3,675,974
	Raytheon Co.	98,506	5,076,014
	Rockwell Collins, Inc.	39,889	2,132,466
	United Technologies Corp.	237,991	16,002,515
Aerospace & Defense Total			67,510,711
Air Freight & Logistics — 1.0%
	C.H. Robinson Worldwide, Inc.	42,553	2,371,904
	Expeditors International of Washington, Inc.	53,641	1,712,757
	FedEx Corp.	78,940	6,666,483
	United Parcel Service, Inc., Class B	251,505	14,453,993
Air Freight & Logistics Total			25,205,137
Airlines — 0.1%
	Southwest Airlines Co.	187,502	1,725,019
Airlines Total			1,725,019

10

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Building Products — 0.0%
	Masco Corp.	90,803	1,233,105
Building Products Total			1,233,105
Commercial Services & Supplies — 0.5%
	Avery Dennison Corp.	28,495	1,070,272
	Cintas Corp.	33,213	932,953
	Iron Mountain, Inc. (a)	45,565	1,093,560
	Pitney Bowes, Inc.	52,367	1,206,536
	R.R. Donnelley & Sons Co.	51,880	1,067,690
	Republic Services, Inc.	81,469	2,297,426
	Stericycle, Inc. (a)	21,512	1,177,352
	Waste Management, Inc.	124,537	4,089,795
Commercial Services & Supplies Total			12,935,584
Construction & Engineering — 0.2%
	Fluor Corp.	45,498	1,932,755
	Jacobs Engineering Group, Inc. (a)	31,346	1,096,797
	Quanta Services, Inc. (a)	52,943	992,681
Construction & Engineering Total			4,022,233
Electrical Equipment — 0.4%
	Emerson Electric Co.	190,031	7,869,184
	First Solar, Inc. (a)	12,200	1,453,142
	Rockwell Automation, Inc.	35,893	1,560,986
Electrical Equipment Total			10,883,312
Industrial Conglomerates — 2.3%
	3M Co.	176,613	13,676,911
	General Electric Co. (b)	2,687,109	43,047,486
	Textron, Inc.	68,308	1,369,575
Industrial Conglomerates Total			58,093,972
Machinery — 1.6%
	Caterpillar, Inc.	157,083	9,172,076
	Cummins, Inc.	51,036	2,291,516
	Danaher Corp.	65,494	4,644,834
	Deere & Co.	106,903	5,720,380
	Dover Corp.	47,026	1,922,423
	Eaton Corp.	41,875	2,675,813
	Flowserve Corp.	14,163	1,408,652
	Illinois Tool Works, Inc.	97,332	4,734,229
	PACCAR, Inc.	91,863	3,406,280
	Pall Corp.	29,780	947,897
	Parker Hannifin Corp.	40,615	2,191,585
	Snap-On, Inc.	14,554	526,127

11

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	Stanley Works	20,066	974,606
Machinery Total			40,616,418
Professional Services — 0.1%
	Dun & Bradstreet Corp.	13,357	1,049,726
	Equifax, Inc.	31,935	914,938
	Monster Worldwide, Inc. (a)	31,788	464,423
	Robert Half International, Inc.	38,410	857,695
Professional Services Total			3,286,782
Road & Rail — 1.0%
	Burlington Northern Santa Fe Corp.	66,195	6,506,968
	CSX Corp.	99,160	4,708,117
	Norfolk Southern Corp.	92,917	4,775,934
	Ryder System, Inc.	14,129	572,790
	Union Pacific Corp.	127,532	8,067,674
Road & Rail Total			24,631,483
Trading Companies & Distributors — 0.1%
	Fastenal Co.	33,474	1,241,216
	W.W. Grainger, Inc.	15,798	1,543,465
Trading Companies & Distributors Total			2,784,681
INDUSTRIALS TOTAL			252,928,437
INFORMATION TECHNOLOGY — 18.2%
Communications Equipment — 2.5%
	Ciena Corp. (a)	23,153	281,309
	Cisco Systems, Inc. (a)	1,458,463	34,128,034
	Harris Corp.	33,158	1,455,636
	JDS Uniphase Corp. (a)	54,848	405,327
	Juniper Networks, Inc. (a)	132,547	3,463,453
	Motorola, Inc.	580,417	4,649,140
	QUALCOMM, Inc.	420,307	18,913,815
	Tellabs, Inc. (a)	100,226	562,268
Communications Equipment Total			63,858,982
Computers & Peripherals — 5.6%
	Apple, Inc. (a)	226,537	45,287,012
	Dell, Inc. (a)	435,195	6,144,953
	EMC Corp. (a)	511,283	8,604,893
	Hewlett-Packard Co.	599,540	29,413,433
	International Business Machines Corp.	331,457	41,879,592
	Lexmark International, Inc., Class A (a)	19,720	496,352
	NetApp, Inc. (a)	85,037	2,620,840
	QLogic Corp. (a)	29,903	536,460

12

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	SanDisk Corp. (a)	57,432	1,132,559
	Sun Microsystems, Inc. (a)	190,547	1,621,555
	Teradata Corp. (a)	43,432	1,272,558
	Western Digital Corp. (a)	56,781	2,091,812
Computers & Peripherals Total			141,102,019
Electronic Equipment, Instruments & Components — 0.5%
	Agilent Technologies, Inc. (a)	87,257	2,523,472
	Amphenol Corp., Class A	43,383	1,787,380
	Corning, Inc.	393,079	6,556,558
	FLIR Systems, Inc. (a)	38,276	1,098,521
	Jabil Circuit, Inc.	46,593	620,153
	Molex, Inc.	34,399	639,477
Electronic Equipment, Instruments & Components Total			13,225,561
Internet Software & Services — 1.9%
	Akamai Technologies, Inc. (a)	43,562	1,045,488
	eBay, Inc. (a)	283,910	6,947,278
	Google, Inc., Class A (a)	60,812	35,453,396
	VeriSign, Inc. (a)	48,813	1,095,364
	Yahoo!, Inc. (a)	301,645	4,515,625
Internet Software & Services Total			49,057,151
IT Services — 1.1%
	Affiliated Computer Services, Inc., Class A (a)	24,648	1,360,570
	Automatic Data Processing, Inc.	127,023	5,519,149
	Cognizant Technology Solutions Corp., Class A (a)	74,180	3,258,727
	Computer Sciences Corp. (a)	38,386	2,123,130
	Convergys Corp. (a)	31,054	347,184
	Fidelity National Information Services, Inc.	78,723	1,779,140
	Fiserv, Inc. (a)	39,000	1,803,360
	MasterCard, Inc., Class A	24,225	5,834,833
	Paychex, Inc.	81,259	2,547,470
	Total System Services, Inc.	49,884	861,995
	Western Union Co.	177,422	3,273,436
IT Services Total			28,708,994
Office Electronics — 0.1%
	Xerox Corp.	219,777	1,692,283
Office Electronics Total			1,692,283

13

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 2.4%
	Advanced Micro Devices, Inc. (a)	141,797	993,997
	Altera Corp.	74,403	1,564,695
	Analog Devices, Inc.	73,765	2,212,212
	Applied Materials, Inc.	337,237	4,151,388
	Broadcom Corp., Class A (a)	109,060	3,184,552
	Intel Corp.	1,415,512	27,177,830
	KLA-Tencor Corp.	43,135	1,347,537
	Linear Technology Corp.	56,196	1,515,606
	LSI Corp. (a)	164,854	872,078
	MEMC Electronic Materials, Inc. (a)	56,499	680,248
	Microchip Technology, Inc.	46,247	1,213,984
	Micron Technology, Inc. (a)	214,107	1,610,085
	National Semiconductor Corp.	59,192	864,203
	Novellus Systems, Inc. (a)	24,664	510,298
	NVIDIA Corp. (a)	138,548	1,809,437
	Teradyne, Inc. (a)	44,132	391,010
	Texas Instruments, Inc.	318,994	8,067,358
	Xilinx, Inc.	69,775	1,579,706
Semiconductors & Semiconductor Equipment Total			59,746,224
Software — 4.1%
	Adobe Systems, Inc. (a)	132,790	4,658,273
	Autodesk, Inc. (a)	58,116	1,362,820
	BMC Software, Inc. (a)	46,556	1,803,114
	CA, Inc.	99,167	2,191,591
	Citrix Systems, Inc. (a)	46,277	1,766,856
	Compuware Corp. (a)	60,071	416,893
	Electronic Arts, Inc. (a)	81,810	1,381,771
	Intuit, Inc. (a)	81,737	2,387,538
	McAfee, Inc. (a)	39,744	1,516,234
	Microsoft Corp.	1,960,291	57,652,158
	Novell, Inc. (a)	87,711	342,950
	Oracle Corp.	987,626	21,806,782
	Red Hat, Inc. (a)	47,500	1,268,250
	Salesforce.com, Inc. (a)	27,580	1,728,714
	Symantec Corp. (a)	205,958	3,655,754
Software Total			103,939,698
INFORMATION TECHNOLOGY TOTAL			461,330,912

14

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — 3.4%
Chemicals — 1.9%
	Air Products & Chemicals, Inc.	53,119	4,405,159
	Airgas, Inc.	20,600	952,750
	CF Industries Holdings, Inc.	12,276	1,047,880
	Dow Chemical Co.	289,217	8,034,448
	E.I. Du Pont de Nemours & Co.	228,476	7,900,700
	Eastman Chemical Co.	18,375	1,104,705
	Ecolab, Inc.	59,845	2,687,639
	FMC Corp.	18,300	1,024,617
	International Flavors & Fragrances, Inc.	19,971	813,219
	Monsanto Co.	138,036	11,146,407
	PPG Industries, Inc.	41,703	2,478,409
	Praxair, Inc.	77,577	6,363,641
	Sigma-Aldrich Corp.	30,809	1,643,352
Chemicals Total			49,602,926
Construction Materials — 0.1%
	Vulcan Materials Co.	31,653	1,534,538
Construction Materials Total			1,534,538
Containers & Packaging — 0.2%
	Ball Corp.	23,755	1,173,735
	Bemis Co., Inc.	27,324	800,593
	Owens-Illinois, Inc. (a)	42,539	1,330,194
	Pactiv Corp. (a)	33,345	811,951
	Sealed Air Corp.	40,145	894,832
Containers & Packaging Total			5,011,305
Metals & Mining — 1.0%
	AK Steel Holding Corp.	27,638	552,760
	Alcoa, Inc.	246,368	3,084,527
	Allegheny Technologies, Inc.	24,753	842,344
	Freeport-McMoRan Copper & Gold, Inc. (a)	104,082	8,617,990
	Newmont Mining Corp.	123,900	6,645,996
	Nucor Corp.	79,558	3,374,055
	Titanium Metals Corp.	21,462	209,684
	United States Steel Corp.	36,267	1,619,684
Metals & Mining Total			24,947,040
Paper & Forest Products — 0.2%
	International Paper Co.	109,442	2,785,299
	MeadWestvaco Corp.	43,235	1,183,342

15

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
	Weyerhaeuser Co.	53,397	2,079,279
Paper & Forest Products Total			6,047,920
MATERIALS TOTAL			87,143,729
TELECOMMUNICATION SERVICES — 3.0%
Diversified Telecommunication Services — 2.7%
	AT&T, Inc.	1,491,854	40,190,547
	CenturyTel, Inc.	75,118	2,673,450
	Frontier Communications Corp.	78,987	623,997
	Qwest Communications International, Inc.	374,844	1,368,181
	Verizon Communications, Inc.	718,251	22,596,176
	Windstream Corp.	110,467	1,095,833
Diversified Telecommunication Services Total			68,548,184
Wireless Telecommunication Services — 0.3%
	American Tower Corp., Class A (a)	99,803	4,083,939
	MetroPCS Communications, Inc. (a)	65,873	415,000
	Sprint Nextel Corp. (a)	727,150	2,697,726
Wireless Telecommunication Services Total			7,196,665
TELECOMMUNICATION SERVICES TOTAL			75,744,849
UTILITIES — 3.5%
Electric Utilities — 1.9%
	Allegheny Energy, Inc.	42,815	941,074
	American Electric Power Co., Inc.	120,566	3,881,019
	Duke Energy Corp.	327,875	5,468,955
	Edison International	82,416	2,806,265
	Entergy Corp.	49,522	3,894,905
	Exelon Corp.	166,698	8,031,510
	FirstEnergy Corp.	77,126	3,322,588
	FPL Group, Inc.	104,044	5,407,167
	Northeast Utilities	44,333	1,068,868
	Pepco Holdings, Inc.	55,833	910,078
	Pinnacle West Capital Corp.	25,611	898,690
	PPL Corp.	95,247	2,906,938
	Progress Energy, Inc.	70,643	2,761,435
	Southern Co.	201,300	6,459,717
Electric Utilities Total			48,759,209

16

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Gas Utilities — 0.1%
	EQT Corp.	33,088	1,361,571
	Nicor, Inc.	11,388	445,954
	Questar Corp.	44,067	1,748,138
Gas Utilities Total			3,555,663
Independent Power Producers & Energy Traders — 0.2%
	AES Corp. (a)	168,655	2,148,665
	Constellation Energy Group, Inc.	50,687	1,612,860
	Dynegy, Inc., Class A (a)	128,233	232,102
Independent Power Producers & Energy Traders Total			3,993,627
Multi-Utilities — 1.3%
	Ameren Corp.	59,042	1,534,502
	CenterPoint Energy, Inc.	97,714	1,296,665
	CMS Energy Corp.	57,925	824,852
	Consolidated Edison, Inc.	69,496	2,982,073
	Dominion Resources, Inc.	150,475	5,474,281
	DTE Energy Co.	41,549	1,666,530
	Integrys Energy Group, Inc.	19,310	744,207
	NiSource, Inc.	69,643	992,413
	PG&E Corp.	93,745	3,969,163
	Public Service Enterprise Group, Inc.	127,898	4,010,881
	SCANA Corp.	27,843	980,074
	Sempra Energy	62,046	3,297,124
	TECO Energy, Inc.	54,073	797,577
	Wisconsin Energy Corp.	29,528	1,331,713
	Xcel Energy, Inc.	115,246	2,341,799
Multi-Utilities Total			32,243,854
UTILITIES TOTAL			88,552,353

	Total Common Stocks (cost of $2,156,055,836)		2,440,908,474

		Par ($)
Short-Term Obligation — 3.3%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/09, due 12/01/09 at 0.080%, collateralized by a U.S. Government Agency obligation maturing 09/15/10, market value $84,704,775 (repurchase proceeds $83,043,185)	83,043,000	83,043,000

	Total Short-Term Obligation (cost of $83,043,000)		83,043,000

	Total Investments — 99.7% (cost of $2,239,098,836)(d)(e)		2,523,951,474

	Other Assets & Liabilities, Net — 0.3%		6,453,957

	Net Assets — 100.0%		2,530,405,431

17

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$2,440,908,474	$—	$—	$2,440,908,474
Total Short-Term Obligation	—	83,043,000	—	83,043,000
Total Investments	2,440,908,474	83,043,000	—	2,523,951,474
Unrealized Appreciation on Futures Contracts	1,041,577	—	—	1,041,577
Total	$2,441,950,051	$83,043,000	$—	$2,524,993,051

The following table reconciles asset balances for the nine month period ending November 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

18

Investments in Securities	Balance as of February 28, 2009	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of November 30, 2009

Common Stock	$643	$—	$6,558	$(643)	$(6,558)	$—	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)	Non-income producing security.
(b)	A portion of these securities with a market value of $25,884,350 are pledged as collateral for open futures contracts.
(c)	Investments in affiliates during the nine months ended November 30, 2009:

Security name:	Bank of America Corp.

Shares as of 02/28/09:	1,403,613
Shares purchased:	858,900
Shares sold:	(74,896)
Shares as of 11/30/09:	2,187,617
Net realized gain:	$305,278
Dividend income earned:	$54,547
Value at end of period:	$34,673,729

(d)	Cost for federal income tax purposes is $2,239,098,836.
(e)	Unrealized appreciation and depreciation at November 30,2009, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$744,707,367	$(459,854,729)	$284,852,638

At November 30, 2009, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Risk Exposure/ Type	Contracts	Value	Face Value	Date	Appreciation
Equity Risk
S&P 500 Index	326	$89,226,200	$88,184,623	Dec-2009	$1,041,577

19

INVESTMENT PORTFOLIO

November 30, 2009 (Unaudited)	Columbia Large Cap Value Fund

		Shares	Value ($)*
Common Stocks — 96.2%
CONSUMER DISCRETIONARY — 8.7%
Hotels, Restaurants & Leisure — 3.3%
	Carnival Corp. (a)	1,085,300	34,762,159
	McDonald’s Corp.	344,519	21,790,827
	Starwood Hotels & Resorts Worldwide, Inc.	728,738	23,334,191
Hotels, Restaurants & Leisure Total			79,887,177
Household Durables — 0.4%
	D.R. Horton, Inc.	831,300	8,545,764
Household Durables Total			8,545,764
Multiline Retail — 2.7%
	J.C. Penney Co., Inc.	1,270,300	36,508,422
	Nordstrom, Inc.	829,200	27,736,740
Multiline Retail Total			64,245,162
Specialty Retail — 2.3%
	Lowe’s Companies, Inc.	1,921,700	41,912,277
	O’Reilly Automotive, Inc. (a)	310,200	12,029,556
Specialty Retail Total			53,941,833
CONSUMER DISCRETIONARY TOTAL			206,619,936
CONSUMER STAPLES — 6.8%
Beverages — 1.4%
	Diageo PLC, ADR	491,398	33,223,419
Beverages Total			33,223,419
Food & Staples Retailing — 0.5%
	Wal-Mart Stores, Inc.	223,200	12,175,560
Food & Staples Retailing Total			12,175,560
Food Products — 1.5%
	J.M. Smucker Co.	605,900	35,796,572
Food Products Total			35,796,572
Household Products — 1.1%
	Procter & Gamble Co.	441,500	27,527,525
Household Products Total			27,527,525
Personal Products — 1.2%
	Avon Products, Inc.	831,597	28,482,197
Personal Products Total			28,482,197

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 1.1%
	Philip Morris International, Inc.	532,677	25,616,437
Tobacco Total			25,616,437
CONSUMER STAPLES TOTAL			162,821,710
ENERGY — 17.7%
Energy Equipment & Services — 3.6%
	Halliburton Co.	777,698	22,833,213
	Nabors Industries Ltd. (a)	1,788,500	36,932,525
	Transocean Ltd. (a)	306,500	26,172,035
Energy Equipment & Services Total			85,937,773
Oil, Gas & Consumable Fuels — 14.1%
	Alpha Natural Resources, Inc. (a)	357,100	13,212,700
	Apache Corp.	396,500	37,778,520
	Chevron Corp.	500,200	39,035,608
	EOG Resources, Inc.	220,400	19,062,396
	Exxon Mobil Corp.	1,284,628	96,437,024
	Marathon Oil Corp.	579,100	18,890,242
	Occidental Petroleum Corp.	771,800	62,353,722
	Petroleo Brasileiro SA, ADR	290,200	14,881,456
	Williams Companies, Inc.	1,707,600	33,964,164
Oil, Gas & Consumable Fuels Total			335,615,832
ENERGY TOTAL			421,553,605
FINANCIALS — 25.0%
Capital Markets — 4.2%
	Goldman Sachs Group, Inc.	376,100	63,809,126
	Morgan Stanley	1,126,100	35,562,238
Capital Markets Total			99,371,364
Commercial Banks — 7.5%
	BB&T Corp.	946,400	23,565,360
	Fifth Third Bancorp.	1,182,200	11,916,576
	PNC Financial Services Group, Inc.	468,079	26,685,184
	U.S. Bancorp	2,243,282	54,130,395
	Wells Fargo & Co.	1,911,614	53,601,656
	Zions Bancorporation	619,500	8,146,425
Commercial Banks Total			178,045,596
Consumer Finance — 2.2%
	American Express Co.	1,242,100	51,957,043
Consumer Finance Total			51,957,043

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 4.6%
	JPMorgan Chase & Co.	2,607,110	110,776,104
Diversified Financial Services Total			110,776,104
Insurance — 3.7%
	ACE Ltd. (a)	482,476	23,501,406
	AON Corp.	440,900	17,076,057
	Axis Capital Holdings Ltd.	820,400	22,962,996
	Prudential Financial, Inc.	516,915	25,768,213
Insurance Total			89,308,672
Real Estate Investment Trusts (REITs) — 2.8%
	Equity Residential Property Trust	400,400	12,896,884
	Plum Creek Timber Co., Inc.	440,700	15,199,743
	Rayonier, Inc.	438,800	17,437,912
	Simon Property Group, Inc.	284,512	20,672,642
Real Estate Investment Trusts (REITs) Total			66,207,181
FINANCIALS TOTAL			595,665,960
HEALTH CARE — 8.9%
Biotechnology — 0.8%
	Amgen, Inc. (a)	319,000	17,975,650
Biotechnology Total			17,975,650
Health Care Equipment & Supplies — 0.7%
	Boston Scientific Corp. (a)	2,033,400	17,019,558
Health Care Equipment & Supplies Total			17,019,558
Health Care Providers & Services — 1.4%
	Medco Health Solutions, Inc. (a)	525,000	33,159,000
Health Care Providers & Services Total			33,159,000
Life Sciences Tools & Services — 2.4%
	Life Technologies Corp. (a)	541,800	26,970,804
	Thermo Fisher Scientific, Inc. (a)	628,500	29,684,055
Life Sciences Tools & Services Total			56,654,859
Pharmaceuticals — 3.6%
	Johnson & Johnson	354,300	22,264,212
	Merck & Co., Inc.	704,635	25,514,833
	Pfizer, Inc.	2,100,900	38,173,353
Pharmaceuticals Total			85,952,398
HEALTH CARE TOTAL			210,761,465
INDUSTRIALS — 9.1%
Aerospace & Defense — 4.3%
	Goodrich Corp.	394,000	23,379,960
	Honeywell International, Inc.	658,100	25,317,107
	L-3 Communications Holdings, Inc.	180,500	14,145,785

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	United Technologies Corp.	585,380	39,360,951
Aerospace & Defense Total			102,203,803
Building Products — 0.3%
	Masco Corp.	454,200	6,168,036
Building Products Total			6,168,036
Construction & Engineering — 1.2%
	Fluor Corp.	263,900	11,210,472
	Foster Wheeler AG (a)	387,900	11,574,936
	KBR, Inc.	283,000	5,272,290
Construction & Engineering Total			28,057,698
Industrial Conglomerates — 1.6%
	General Electric Co.	2,401,016	38,464,277
Industrial Conglomerates Total			38,464,277
Machinery — 1.3%
	Eaton Corp.	228,000	14,569,200
	Navistar International Corp. (a)	340,902	11,253,175
	PACCAR, Inc.	154,100	5,714,028
Machinery Total			31,536,403
Professional Services — 0.4%
	Manpower, Inc.	211,800	10,433,268
Professional Services Total			10,433,268
INDUSTRIALS TOTAL			216,863,485
INFORMATION TECHNOLOGY — 6.5%
Computers & Peripherals — 3.2%
	EMC Corp. (a)	2,674,400	45,010,152
	International Business Machines Corp.	242,700	30,665,145
Computers & Peripherals Total			75,675,297
Semiconductors & Semiconductor Equipment — 2.8%
	Intel Corp.	620,400	11,911,680
	KLA-Tencor Corp.	699,900	21,864,876
	Lam Research Corp. (a)	565,783	19,230,964
	Texas Instruments, Inc.	586,800	14,840,172
Semiconductors & Semiconductor Equipment Total			67,847,692

4

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 0.5%
	Nuance Communications, Inc. (a)	791,000	12,015,290
Software Total			12,015,290
INFORMATION TECHNOLOGY TOTAL			155,538,279
MATERIALS — 4.7%
Chemicals — 1.6%
	Monsanto Co.	336,700	27,188,525
	Potash Corp. of Saskatchewan, Inc.	101,700	11,433,114
Chemicals Total			38,621,639
Metals & Mining — 2.0%
	Nucor Corp.	546,000	23,155,860
	United States Steel Corp.	541,300	24,174,458
Metals & Mining Total			47,330,318
Paper & Forest Products — 1.1%
	Weyerhaeuser Co.	680,900	26,514,246
Paper & Forest Products Total			26,514,246
MATERIALS TOTAL			112,466,203
TELECOMMUNICATION SERVICES — 2.9%
Diversified Telecommunication Services — 2.9%
	AT&T, Inc.	1,841,851	49,619,466
	Verizon Communications, Inc.	617,202	19,417,175
Diversified Telecommunication Services Total			69,036,641
TELECOMMUNICATION SERVICES TOTAL			69,036,641
UTILITIES — 5.9%
Electric Utilities — 3.4%
	American Electric Power Co., Inc.	1,250,800	40,263,252
	FPL Group, Inc.	603,100	31,343,107
	Northeast Utilities	355,561	8,572,576
Electric Utilities Total			80,178,935
Independent Power Producers & Energy Traders — 0.2%
	AES Corp. (a)	471,146	6,002,400
Independent Power Producers & Energy Traders Total			6,002,400
Multi-Utilities — 2.3%
	PG&E Corp.	936,243	39,640,527
	Wisconsin Energy Corp.	331,900	14,968,690
Multi-Utilities Total			54,609,217
UTILITIES TOTAL			140,790,552

	Total Common Stocks (cost of $1,904,320,902)		2,292,117,836

5

		Shares	Value ($)
Convertible Preferred Stock — 1.0%
MATERIALS — 1.0%
Metals & Mining — 1.0%
	Freeport-McMoRan Copper & Gold, Inc., 6.750%	201,000	23,768,250
Metals & Mining Total			23,768,250
MATERIALS TOTAL			23,768,250

	Total Convertible Preferred Stock (cost of $8,296,645)		23,768,250

		Par ($)
Short-Term Obligation — 2.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/09, due 12/01/09 at 0.080%, collateralized by a U.S. Government Agency obligation maturing 11/15/10, market value $65,949,713 (repurchase proceeds $64,652,144)	64,652,000	64,652,000

	Total Short-Term Obligation (cost of $64,652,000)		64,652,000

	Total Investments — 99.9% (cost of $1,977,269,547)(b)(c)		2,380,538,086

	Other Assets & Liabilities, Net — 0.1%		1,231,584

	Net Assets — 100.0%		2,381,769,670

6

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$2,292,117,836	$—	$—	$2,292,117,836
Total Convertible Preferred Stock	23,768,250	—	—	23,768,250
Total Short-Term Obligation	—	64,652,000	—	64,652,000
Total Investments	$2,315,886,086	$64,652,000	$—	$2,380,538,086

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $1,977,269,547.
(c)	Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$464,492,158	$(61,223,619)	$403,268,539

Acronym	Name

ADR	American Depositary Receipt

7

INVESTMENT PORTFOLIO

November 30, 2009 (Unaudited)	Columbia Marsico 21st Century Fund

		Shares	Value ($)*
Common Stocks — 96.4%
CONSUMER DISCRETIONARY — 18.8%
Automobiles — 0.9%
	Ford Motor Co. (a)	4,086,034	36,324,842
Automobiles Total			36,324,842
Hotels, Restaurants & Leisure — 3.4%
	Chipotle Mexican Grill, Inc., Class A (a)	174,032	14,522,970
	Vail Resorts, Inc. (a)(b)	2,106,358	81,705,627
	Wynn Resorts Ltd.	655,023	42,275,185
Hotels, Restaurants & Leisure Total			138,503,782
Household Durables — 2.8%
	Cyrela Brazil Realty SA	4,820,599	67,826,144
	Gafisa SA, ADR	677,064	22,817,057
	PDG Realty SA Empreendimentos e Participacoes	2,323,503	23,824,012
Household Durables Total			114,467,213
Internet & Catalog Retail — 1.1%
	Amazon.com, Inc. (a)	323,818	44,010,104
Internet & Catalog Retail Total			44,010,104
Media — 5.7%
	CBS Corp., Class B	5,494,662	70,386,620
	Walt Disney Co.	5,449,474	164,683,104
Media Total			235,069,724
Multiline Retail — 1.0%
	Lojas Renner SA	1,907,700	41,566,235
Multiline Retail Total			41,566,235
Specialty Retail — 0.6%
	Penske Auto Group, Inc. (a)	1,620,019	23,943,881
Specialty Retail Total			23,943,881
Textiles, Apparel & Luxury Goods — 3.3%
	Polo Ralph Lauren Corp.	1,467,820	112,801,967
	Under Armour, Inc., Class A	879,641	22,518,810
Textiles, Apparel & Luxury Goods Total			135,320,777
CONSUMER DISCRETIONARY TOTAL			769,206,558
CONSUMER STAPLES — 2.2%
Beverages — 2.2%
	Anheuser-Busch InBev NV	1,810,372	90,813,170
Beverages Total			90,813,170
CONSUMER STAPLES TOTAL			90,813,170
ENERGY — 6.3%
Energy Equipment & Services — 3.5%
	National-Oilwell Varco, Inc.	2,086,472	89,760,025

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	Pride International, Inc. (a)	1,684,971	53,295,633
Energy Equipment & Services Total			143,055,658
Oil, Gas & Consumable Fuels — 2.8%
	Petroleo Brasileiro SA, ADR	2,245,095	115,128,472
Oil, Gas & Consumable Fuels Total			115,128,472
ENERGY TOTAL			258,184,130
FINANCIALS — 27.7%
Capital Markets — 5.7%
	Goldman Sachs Group, Inc.	471,778	80,041,855
	Jefferies Group, Inc. (a)	4,971,284	116,576,610
	State Street Corp.	904,529	37,357,048
Capital Markets Total			233,975,513
Commercial Banks — 15.5%
	City National Corp.	2,129,943	84,047,551
	CVB Financial Corp.	2,703,975	20,955,806
	ICICI Bank Ltd., ADR	452,581	16,836,013
	Itau Unibanco Holding SA, ADR	971,814	21,622,862
	PNC Financial Services Group, Inc.	1,890,601	107,783,163
	U.S. Bancorp	6,272,307	151,350,768
	Wells Fargo & Co.	8,226,057	230,658,638
Commercial Banks Total			633,254,801
Diversified Financial Services — 4.0%
	JPMorgan Chase & Co.	3,844,190	163,339,633
Diversified Financial Services Total			163,339,633
Real Estate Investment Trusts (REITs) — 0.8%
	Colony Financial, Inc. (a)	721,673	13,589,103
	Taubman Centers, Inc.	602,415	20,698,979
Real Estate Investment Trusts (REITs) Total			34,288,082
Real Estate Management & Development — 0.3%
	Hang Lung Properties Ltd.	3,113,000	11,296,303
Real Estate Management & Development Total			11,296,303
Thrifts & Mortgage Finance — 1.4%
	First Niagara Financial Group, Inc.	4,354,115	57,430,777
Thrifts & Mortgage Finance Total			57,430,777
FINANCIALS TOTAL			1,133,585,109
HEALTH CARE — 9.1%
Biotechnology — 4.7%
	Celgene Corp. (a)	1,615,556	89,582,580
	Gilead Sciences, Inc. (a)	2,210,956	101,814,524
Biotechnology Total			191,397,104

2

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — 3.9%
	Intuitive Surgical, Inc. (a)	570,992	160,186,095
Health Care Equipment & Supplies Total			160,186,095
Health Care Technology — 0.5%
	athenahealth, Inc. (a)	494,273	20,710,039
Health Care Technology Total			20,710,039
HEALTH CARE TOTAL			372,293,238
INDUSTRIALS — 8.8%
Aerospace & Defense — 2.9%
	Precision Castparts Corp.	1,137,390	117,924,595
Aerospace & Defense Total			117,924,595
Commercial Services & Supplies — 0.5%
	Ritchie Bros Auctioneers, Inc.	826,530	19,687,944
Commercial Services & Supplies Total			19,687,944
Construction & Engineering — 0.3%
	AECOM Technology Corp. (a)	542,242	13,772,947
Construction & Engineering Total			13,772,947
Electrical Equipment — 2.4%
	Vestas Wind Systems A/S (a)	1,411,038	99,169,095
Electrical Equipment Total			99,169,095
Machinery — 0.7%
	Eaton Corp.	472,463	30,190,386
Machinery Total			30,190,386
Road & Rail — 2.0%
	CSX Corp.	1,716,908	81,518,792
Road & Rail Total			81,518,792
INDUSTRIALS TOTAL			362,263,759
INFORMATION TECHNOLOGY — 18.5%
Communications Equipment — 2.1%
	QUALCOMM, Inc.	1,887,105	84,919,725
Communications Equipment Total			84,919,725
Computers & Peripherals — 4.0%
	Apple, Inc. (a)	824,054	164,736,635
Computers & Peripherals Total			164,736,635
Internet Software & Services — 3.4%
	Google, Inc., Class A (a)	239,593	139,682,719
Internet Software & Services Total			139,682,719
IT Services — 3.2%
	MasterCard, Inc., Class A	538,186	129,627,480
IT Services Total			129,627,480

3

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Software — 5.8%
	Adobe Systems, Inc. (a)	3,318,087	116,398,492
	Citrix Systems, Inc. (a)	3,200,487	122,194,594
Software Total			238,593,086
INFORMATION TECHNOLOGY TOTAL			757,559,645
TELECOMMUNICATION SERVICES — 5.0%
Wireless Telecommunication Services — 5.0%
	Crown Castle International Corp. (a)	5,525,737	202,739,290
Wireless Telecommunication Services Total			202,739,290
TELECOMMUNICATION SERVICES TOTAL			202,739,290

	Total Common Stocks (cost of $2,992,596,594)		3,946,644,899

		Par ($)
Convertible Bond — 0.5%
CONSUMER CYCLICAL — 0.5%
Auto Manufacturers — 0.5%
Ford Motor Co.
	4.250% 11/15/16	19,525,000	22,234,094
Auto Manufacturers Total			22,234,094
CONSUMER CYCLICAL TOTAL			22,234,094

	Total Convertible Bond (cost of $19,525,000)		22,234,094
Short-Term Obligation — 3.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/09, due 12/01/09 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 06/15/12, market value $142,591,006 (repurchase proceeds $139,794,311)	139,794,000	139,794,000

	Total Short-Term Obligation (cost of $139,794,000)		139,794,000

	Total Investments — 100.3% (cost of $3,151,915,594)(c)(d)		4,108,672,993

	Other Assets & Liabilities, Net — (0.3)%		(13,627,227)

	Net Assets — 100.0%		4,095,045,766

4

Notes to Investment Portfolio:

*	Security Valuation:

Equity securities, are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

	•	Level 1 — quoted prices in active markets for identical securities
	•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

5

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$769,206,558	$—	$—	$769,206,558
Consumer Staples	—	90,813,170	—	90,813,170
Energy	258,184,130	—	—	258,184,130
Financials	1,122,288,806	11,296,303	—	1,133,585,109
Health Care	372,293,238	—	—	372,293,238
Industrials	263,094,664	99,169,095	—	362,263,759
Information Technology	757,559,645	—	—	757,559,645
Telecommunication Services	202,739,290	—	—	202,739,290
Total Common Stocks	3,745,366,331	201,278,568	—	3,946,644,899
Total Convertible Bond	—	22,234,094	—	22,234,094
Total Short-Term Obligation	—	139,794,000	—	139,794,000
Total Investments	$3,745,366,331	$363,306,662	$—	$4,108,672,993

(a)	Non-income producing security.
(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the nine months ended November 30, 2009, are as follows:

		Security name: Vail Resorts, Inc.

		Shares as of 02/28/09:	3,091,100
		Shares purchased:	—
		Shares sold:	(984,742)
		Shares as of 11/30/09:	2,106,358
		Net realized gain/loss:	$(24,413,106.56)
		Dividend income earned:	$—
		Value at end of period:	$81,705,627

		Security name: Saks, Inc.

		Shares as of 02/28/09:	10,442,103
		Shares purchased:	—
		Shares sold:	(10,442,103)
		Shares as of 11/30/09:	—
		Net realized gain/loss:	$(133,638,959)
		Dividend income earned:	$—
		Value at end of period:	$—

(c)	Cost for federal income tax purposes is $3,151,915,594.
(d)	Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$1,025,345,643	$(68,588,244)	$956,757,399

Acronym		Name

ADR		American Depositary Receipt

6

INVESTMENT PORTFOLIO

November 30, 2009 (Unaudited)	Columbia Marsico Focused Equities Fund

		Shares	Value ($)*
Common Stocks — 99.1%
CONSUMER DISCRETIONARY — 6.6%
Hotels, Restaurants & Leisure — 6.6%
	McDonald’s Corp.	2,240,283	141,697,900
	Wynn Macau Ltd. (a)	26,332,566	31,734,784
	Wynn Resorts Ltd. (a)	460,708	29,734,094
Hotels, Restaurants & Leisure Total			203,166,778
CONSUMER DISCRETIONARY TOTAL			203,166,778
ENERGY — 8.7%
Energy Equipment & Services — 4.7%
	Transocean Ltd. (a)	1,709,708	145,991,966
Energy Equipment & Services Total			145,991,966
Oil, Gas & Consumable Fuels — 4.0%
	Petroleo Brasileiro SA, ADR	2,380,198	122,056,554
Oil, Gas & Consumable Fuels Total			122,056,554
ENERGY TOTAL			268,048,520
FINANCIALS — 21.8%
Capital Markets — 3.8%
	Goldman Sachs Group, Inc.	692,007	117,405,908
Capital Markets Total			117,405,908
Commercial Banks — 11.0%
	HSBC Holdings PLC, ADR	1,284,400	75,792,444
	ICICI Bank Ltd., ADR	862,388	32,080,833
	U.S. Bancorp	4,261,338	102,826,086
	Wells Fargo & Co.	4,611,019	129,292,973
Commercial Banks Total			339,992,336
Consumer Finance — 3.1%
	American Express Co.	2,316,515	96,899,822
Consumer Finance Total			96,899,822
Diversified Financial Services — 3.9%
	JPMorgan Chase & Co.	2,835,467	120,478,993
Diversified Financial Services Total			120,478,993
FINANCIALS TOTAL			674,777,059
HEALTH CARE — 13.0%
Biotechnology — 2.4%
	Gilead Sciences, Inc. (a)	1,573,456	72,457,649
Biotechnology Total			72,457,649
Health Care Equipment & Supplies — 2.0%
	Intuitive Surgical, Inc. (a)	223,663	62,746,418
Health Care Equipment & Supplies Total			62,746,418

1

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Pharmaceuticals — 8.6%
	Abbott Laboratories	1,950,840	106,301,272
	Johnson & Johnson	1,356,487	85,241,643
	Merck & Co., Inc.	2,042,173	73,947,084
Pharmaceuticals Total			265,489,999
HEALTH CARE TOTAL			400,694,066
INDUSTRIALS — 10.4%
Aerospace & Defense — 3.8%
	General Dynamics Corp.	1,813,037	119,479,138
Aerospace & Defense Total			119,479,138
Road & Rail — 6.6%
	Norfolk Southern Corp.	1,270,589	65,308,275
	Union Pacific Corp.	2,175,561	137,625,989
Road & Rail Total			202,934,264
INDUSTRIALS TOTAL			322,413,402
INFORMATION TECHNOLOGY — 29.2%
Communications Equipment — 3.1%
	QUALCOMM, Inc.	2,096,936	94,362,120
Communications Equipment Total			94,362,120
Computers & Peripherals — 9.3%
	Apple, Inc. (a)	816,871	163,300,682
	International Business Machines Corp.	972,707	122,901,529
Computers & Peripherals Total			286,202,211
Internet Software & Services — 9.5%
	Baidu, Inc., ADR (a)	234,993	101,925,864
	Google, Inc., Class A (a)	330,529	192,698,407
Internet Software & Services Total			294,624,271
IT Services — 5.9%
	MasterCard, Inc., Class A	291,613	70,237,907
	Visa, Inc., Class A	1,383,826	112,089,906
IT Services Total			182,327,813
Software — 1.4%
	Adobe Systems, Inc. (a)	1,243,963	43,638,222
Software Total			43,638,222
INFORMATION TECHNOLOGY TOTAL			901,154,637

2

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — 9.4%
Chemicals — 6.7%
	Dow Chemical Co.	5,984,893	166,260,328
	Potash Corp. of Saskatchewan, Inc.	367,724	41,339,532
Chemicals Total			207,599,860
Metals & Mining — 2.7%
	BHP Billiton PLC, ADR	1,337,961	82,873,304
Metals & Mining Total			82,873,304
MATERIALS TOTAL			290,473,164

	Total Common Stocks (cost of $2,363,476,526)		3,060,727,626

	Total Investments — 99.1% (cost of $2,363,476,526)(b)(c)		3,060,727,626

	Other Assets & Liabilities, Net — 0.9%		29,288,822

	Net Assets — 100.0%		3,090,016,448

Notes to Investment Portfolio:

*                 Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

3

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$171,431,994	$31,734,784	$—	$203,166,778
Energy	268,048,520	—	—	268,048,520
Financials	674,777,059	—	—	674,777,059
Health Care	400,694,066	—	—	400,694,066
Industrials	322,413,402	—	—	322,413,402
Information Technology	901,154,637	—	—	901,154,637
Materials	290,473,164	—	—	290,473,164
Total Common Stocks	3,028,992,842	31,734,784	—	3,060,727,626
Total Investments	$3,028,992,842	$31,734,784	$—	$3,060,727,626

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $2,363,476,526.

(c)	Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$750,692,547	$(53,441,447)	$697,251,100

Acronym	Name

ADR	American Depositary Receipt

4

INVESTMENT PORTFOLIO

November 30, 2009 (Unaudited)	Columbia Marsico Global Fund

		Shares	Value ($)*
Common Stocks — 91.8%
CONSUMER DISCRETIONARY — 17.1%
Distributors — 0.9%
	Li & Fung Ltd.	12,000	48,176
Distributors Total			48,176
Hotels, Restaurants & Leisure — 0.4%
	Chipotle Mexican Grill, Inc., Class A (a)	248	20,696
Hotels, Restaurants & Leisure Total			20,696
Household Durables — 6.7%
	Construtora Tenda SA (a)	27,300	89,263
	Cyrela Brazil Realty SA	8,800	123,817
	Gafisa SA, ADR	3,492	117,680
	PDG Realty SA Empreendimentos e Participacoes	3,400	34,862
Household Durables Total			365,622
Internet & Catalog Retail — 1.0%
	Amazon.com, Inc. (a)	415	56,403
Internet & Catalog Retail Total			56,403
Media — 2.8%
	Walt Disney Co.	5,034	152,128
Media Total			152,128
Multiline Retail — 1.7%
	Lojas Renner SA	4,200	91,512
Multiline Retail Total			91,512
Specialty Retail — 0.3%
	Rue21, Inc. (a)	755	18,656
Specialty Retail Total			18,656
Textiles, Apparel & Luxury Goods — 3.3%
	Lululemon Athletica, Inc. (a)	2,312	60,505
	Polo Ralph Lauren Corp.	1,574	120,962
Textiles, Apparel & Luxury Goods Total			181,467
CONSUMER DISCRETIONARY TOTAL			934,660
CONSUMER STAPLES — 6.1%
Beverages — 3.0%
	Anheuser-Busch InBev NV	3,218	161,424
Beverages Total			161,424
Food Products — 2.5%
	Nestle SA, Registered Shares	2,889	136,664
Food Products Total			136,664

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Household Products — 0.6%
	Hypermarcas SA (a)	1,600	33,996
Household Products Total			33,996
CONSUMER STAPLES TOTAL			332,084
ENERGY — 6.6%
Energy Equipment & Services — 1.9%
	National-Oilwell Varco, Inc.	1,514	65,133
	Pride International, Inc. (a)	1,224	38,715
Energy Equipment & Services Total			103,848
Oil, Gas & Consumable Fuels — 4.7%
	OGX Petroleo e Gas Participacoes SA	100	84,591
	Petroleo Brasileiro SA, ADR	3,337	171,121
Oil, Gas & Consumable Fuels Total			255,712
ENERGY TOTAL			359,560
FINANCIALS — 23.0%
Capital Markets — 1.7%
	Goldman Sachs Group, Inc.	556	94,331
Capital Markets Total			94,331
Commercial Banks — 13.9%
	HSBC Holdings PLC	8,877	104,100
	ICICI Bank Ltd., ADR	2,261	84,109
	Itau Unibanco Holding SA, ADR	8,910	198,248
	Standard Chartered PLC	4,250	106,725
	Wells Fargo & Co.	9,476	265,707
Commercial Banks Total			758,889
Diversified Financial Services — 4.3%
	JPMorgan Chase & Co.	5,579	237,052
Diversified Financial Services Total			237,052
Real Estate Management & Development — 3.1%
	BR Malls Participacoes SA (a)	6,400	87,496
	Hang Lung Properties Ltd.	22,000	79,833
Real Estate Management & Development Total			167,329
FINANCIALS TOTAL			1,257,601
HEALTH CARE — 7.3%
Biotechnology — 3.7%
	Celgene Corp. (a)	1,176	65,209
	Gilead Sciences, Inc. (a)	2,984	137,413
Biotechnology Total			202,622

2

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Equipment & Supplies — 3.6%
	Intuitive Surgical, Inc. (a)	694	194,695
Health Care Equipment & Supplies Total			194,695
HEALTH CARE TOTAL			397,317
INDUSTRIALS — 7.7%
Aerospace & Defense — 1.5%
	Precision Castparts Corp.	784	81,285
Aerospace & Defense Total			81,285
Commercial Services & Supplies — 0.7%
	Ritchie Bros Auctioneers, Inc.	1,714	40,827
Commercial Services & Supplies Total			40,827
Construction & Engineering — 0.3%
	Aecom Technology Corp. (a)	637	16,180
Construction & Engineering Total			16,180
Electrical Equipment — 3.7%
	ABB Ltd., Registered Shares (a)	3,832	70,750
	Vestas Wind Systems A/S (a)	1,860	130,722
Electrical Equipment Total			201,472
Marine — 1.5%
	Kuehne & Nagel International AG	829	80,441
Marine Total			80,441
INDUSTRIALS TOTAL			420,205
INFORMATION TECHNOLOGY — 17.1%
Communications Equipment — 1.8%
	QUALCOMM, Inc.	2,166	97,470
Communications Equipment Total			97,470
Computers & Peripherals — 4.4%
	Apple, Inc. (a)	1,071	214,103
	Compellent Technologies, Inc. (a)	1,345	27,936
Computers & Peripherals Total			242,039
Internet Software & Services — 3.5%
	Baidu, Inc., ADR (a)	131	56,820
	Google, Inc., Class A (a)	199	116,017
	OpenTable, Inc. (a)	787	20,832
Internet Software & Services Total			193,669
IT Services — 3.2%
	MasterCard, Inc., Class A	719	173,178
IT Services Total			173,178
Software — 4.2%
	Adobe Systems, Inc. (a)	3,694	129,586

3

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Citrix Systems, Inc. (a)	2,662	101,635
Software Total			231,221
INFORMATION TECHNOLOGY TOTAL			937,577
MATERIALS — 4.6%
Chemicals — 1.4%
	Novozymes A/S, Class B	206	20,886
	Praxair, Inc.	652	53,484
Chemicals Total			74,370
Construction Materials — 0.4%
	China Resources Cement Holdings Ltd. (a)	52,000	24,289
Construction Materials Total			24,289
Metals & Mining — 2.8%
	BHP Billiton PLC	4,906	151,404
Metals & Mining Total			151,404
MATERIALS TOTAL			250,063
TELECOMMUNICATION SERVICES — 2.3%
Wireless Telecommunication Services — 2.3%
	Crown Castle International Corp. (a)	3,499	128,378
Wireless Telecommunication Services Total			128,378
TELECOMMUNICATION SERVICES TOTAL			128,378

	Total Common Stocks (cost of $3,925,522)		5,017,445
Preferred Stock — 1.0%
CONSUMER DISCRETIONARY — 1.0%
Multiline Retail — 1.0%
	Lojas Americanas SA	6,500	53,688
Multiline Retail Total			53,688
CONSUMER DISCRETIONARY TOTAL			53,688

	Total Preferred Stock (cost of $40,047)		53,688

		Par ($)
Short-Term Obligation — 8.6%
	Repurchase agreement with State Street Bank and Trust Co., dated 11/30/09, due 12/01/09 at 0.030%, collateralized by a U.S. Government Agency obligation maturing 09/17/10, market value $483,926 (repurchase proceeds $470,000)	470,000	470,000

	Total Short-Term Obligation (cost of $470,000)		470,000

	Total Investments — 101.4% (cost of $4,435,569)(b)(c)		5,541,133

	Other Assets & Liabilities, Net — (1.4)%		(74,668)

	Net Assets — 100.0%		5,466,465

4

Notes to Investment Portfolio:

*                 Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

5

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$886,484	$48,176	$—	$934,660
Consumer Staples	33,996	298,088	—	332,084
Energy	359,560	—	—	359,560
Financials	966,943	290,658	—	1,257,601
Health Care	397,317	—	—	397,317
Industrials	138,292	281,913	—	420,205
Information Technology	937,577	—	—	937,577
Materials	53,484	196,579	—	250,063
Telecommunications Services	128,378	—	—	128,378
Total Common Stocks	3,902,031	1,115,414	—	5,017,445
Total Preferred Stock	53,688	—	—	53,688
Total Short-Term Obligation	—	470,000	—	470,000
Total Investments	$3,955,719	$1,585,414	$—	$5,541,133

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $4,435,569.

(c)	Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,164,947	$(59,383)	$1,105,564

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia Marsico Growth Fund

		Shares	Value ($)*
Common Stocks — 99.5%
CONSUMER DISCRETIONARY — 12.4%
Hotels, Restaurants & Leisure — 5.9%
	McDonald’s Corp.	2,865,970	181,272,602
	Wynn Resorts Ltd. (a)	834,000	53,826,360
Hotels, Restaurants & Leisure Total			235,098,962
Internet & Catalog Retail — 2.3%
	Amazon.com, Inc. (a)	661,381	89,888,292
Internet & Catalog Retail Total			89,888,292
Media — 0.8%
	DIRECTV, Class A (a)	968,493	30,633,434
Media Total			30,633,434
Multiline Retail — 0.6%
	Nordstrom, Inc.	741,814	24,813,678
Multiline Retail Total			24,813,678
Textiles, Apparel & Luxury Goods — 2.8%
	NIKE, Inc., Class B	1,741,257	112,990,167
Textiles, Apparel & Luxury Goods Total			112,990,167
CONSUMER DISCRETIONARY TOTAL			493,424,533
ENERGY — 9.6%
Energy Equipment & Services — 4.8%
	Transocean Ltd. (a)	2,233,877	190,750,757
Energy Equipment & Services Total			190,750,757
Oil, Gas & Consumable Fuels — 4.8%
	EOG Resources, Inc.	443,643	38,370,683
	Petroleo Brasileiro SA, ADR	2,959,451	151,760,647
Oil, Gas & Consumable Fuels Total			190,131,330
ENERGY TOTAL			380,882,087
FINANCIALS — 16.5%
Capital Markets — 3.6%
	Goldman Sachs Group, Inc.	843,980	143,189,647
Capital Markets Total			143,189,647
Commercial Banks — 7.4%
	HSBC Holdings PLC, ADR	1,421,153	83,862,238
	U.S. Bancorp	2,862,917	69,082,187
	Wells Fargo & Co.	5,010,542	140,495,598
Commercial Banks Total			293,440,023
Consumer Finance — 1.8%
	American Express Co.	1,700,142	71,116,940
Consumer Finance Total			71,116,940

1

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 3.7%
	JPMorgan Chase & Co.	3,452,571	146,699,742
Diversified Financial Services Total			146,699,742
FINANCIALS TOTAL			654,446,352
HEALTH CARE — 9.7%
Biotechnology — 1.9%
	Gilead Sciences, Inc. (a)	1,628,987	75,014,851
Biotechnology Total			75,014,851
Pharmaceuticals — 7.8%
	Abbott Laboratories	2,495,610	135,985,789
	Johnson & Johnson	1,343,241	84,409,265
	Merck & Co., Inc.	2,470,996	89,474,765
Pharmaceuticals Total			309,869,819
HEALTH CARE TOTAL			384,884,670
INDUSTRIALS — 10.1%
Aerospace & Defense — 3.9%
	General Dynamics Corp.	2,318,635	152,798,047
Aerospace & Defense Total			152,798,047
Road & Rail — 6.2%
	Norfolk Southern Corp.	1,762,238	90,579,033
	Union Pacific Corp.	2,480,807	156,935,851
Road & Rail Total			247,514,884
INDUSTRIALS TOTAL			400,312,931
INFORMATION TECHNOLOGY — 26.9%
Communications Equipment — 3.0%
	QUALCOMM, Inc.	2,702,282	121,602,690
Communications Equipment Total			121,602,690
Computers & Peripherals — 8.2%
	Apple, Inc. (a)	966,664	193,245,800
	International Business Machines Corp.	1,046,510	132,226,539
Computers & Peripherals Total			325,472,339
Internet Software & Services — 8.6%
	Baidu, Inc., ADR (a)	263,004	114,075,355
	Google, Inc., Class A (a)	329,973	192,374,259
	Yahoo!, Inc. (a)	2,260,853	33,844,969
Internet Software & Services Total			340,294,583
IT Services — 5.9%
	MasterCard, Inc., Class A	458,176	110,356,271

2

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Visa, Inc., Class A	1,536,709	124,473,429
IT Services Total			234,829,700
Software — 1.2%
	Adobe Systems, Inc. (a)	1,320,850	46,335,418
Software Total			46,335,418
INFORMATION TECHNOLOGY TOTAL			1,068,534,730
MATERIALS — 12.3%
Chemicals — 9.6%
	Dow Chemical Co.	5,175,849	143,785,085
	Potash Corp. of Saskatchewan, Inc.	471,595	53,016,710
	PPG Industries, Inc.	1,028,091	61,099,448
	Praxair, Inc.	1,474,861	120,982,848
	Yingde Gases Group Co. (a)	2,531,500	2,609,878
Chemicals Total			381,493,969
Metals & Mining — 2.7%
	BHP Billiton PLC, ADR	1,705,193	105,619,655
Metals & Mining Total			105,619,655
MATERIALS TOTAL			487,113,624
TELECOMMUNICATION SERVICES — 1.6%
Wireless Telecommunication Services — 1.6%
	American Tower Corp., Class A (a)	1,551,432	63,484,597
Wireless Telecommunication Services Total			63,484,597
TELECOMMUNICATION SERVICES TOTAL			63,484,597
UTILITIES — 0.4%
Independent Power Producers & Energy Traders — 0.4%
	NRG Energy, Inc. (a)	703,128	16,832,884
Independent Power Producers & Energy Traders Total			16,832,884
UTILITIES TOTAL			16,832,884

	Total Common Stocks (cost of $3,075,503,520)		3,949,916,408
Preferred Stock — 0.4%
FINANCIALS — 0.4%
Commercial Banks — 0.4%
	Wells Fargo & Co., Series J, 8.000%	687,425	17,082,511
Commercial Banks Total			17,082,511
FINANCIALS TOTAL			17,082,511

	Total Preferred Stock (cost of $13,207,874)		17,082,511

3

		Par ($)	Value ($)
Short-Term Obligation — 0.5%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/09, due 12/01/09 at 0.080%, collateralized by a U.S. Government Agency obligation, maturing 10/18/10, market value of $18,586,350 (repurchase proceeds $18,218,040)	18,218,000	18,218,000

	Total Short-Term Obligation (cost of $18,218,000)		18,218,000

	Total Investments — 100.4% (cost of $3,106,929,394)(b)(c)		3,985,216,919

	Other Assets & Liabilities, Net — (0.4)%		(15,282,044)

	Net Assets — 100.0%		3,969,934,875

	Notes to Investment Portfolio:
	*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

4

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$493,424,533	$—	$—	$493,424,533
Energy	380,882,087	—	—	380,882,087
Financials	654,446,352	—	—	654,446,352
Health Care	384,884,670	—	—	384,884,670
Industrials	400,312,931	—	—	400,312,931
Information Technology	1,068,534,730	—	—	1,068,534,730
Materials	484,503,746	2,609,878	—	487,113,624
Telecommunication Services	63,484,597	—	—	63,484,597
Utilities	16,832,884	—	—	16,832,884
Total Common Stocks	3,947,306,530	2,609,878	—	3,949,916,408
Total Preferred Stock	17,082,511	—	—	17,082,511
Total Short-Term Obligation	—	18,218,000	—	18,218,000
Total Investments	$3,964,389,041	$20,827,878	$—	$3,985,216,919

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a) Non-income producing security.
(b) Cost for federal income tax purposes is $3,106,929,394.
(c) Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$927,138,447	$(48,850,922)	$878,287,525

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia Marsico International Opportunities Fund

		Shares	Value ($)*
Common Stocks — 95.9%
CONSUMER DISCRETIONARY — 14.3%
Automobiles — 6.1%
	Daimler AG, Registered Shares	925,385	46,926,107
	Fiat SpA (a)	1,377,377	20,512,992
	Honda Motor Co., Ltd.	447,800	13,844,940
Automobiles Total			81,284,039
Distributors — 0.5%
	China Resources Enterprise Ltd.	1,986,000	6,208,029
Distributors Total			6,208,029
Hotels, Restaurants & Leisure — 2.3%
	Accor SA	134,264	7,232,267
	Compass Group PLC	1,010,242	7,184,339
	Ctrip.com International Ltd., ADR (a)	231,676	16,993,435
Hotels, Restaurants & Leisure Total			31,410,041
Household Durables — 4.1%
	Cyrela Brazil Realty SA	1,484,500	20,887,012
	Gafisa SA	1,264,832	20,923,225
	PDG Realty SA Empreendimentos e Participacoes	1,332,428	13,662,036
Household Durables Total			55,472,273
Media — 0.5%
	Publicis Groupe SA	164,203	6,345,023
Media Total			6,345,023
Specialty Retail — 0.8%
	Esprit Holdings Ltd.	1,640,398	11,034,196
Specialty Retail Total			11,034,196
CONSUMER DISCRETIONARY TOTAL			191,753,601
CONSUMER STAPLES — 9.6%
Beverages — 2.5%
	Anheuser-Busch InBev NV	671,499	33,684,211
Beverages Total			33,684,211
Food & Staples Retailing — 3.1%
	FamilyMart Co., Ltd.	381,400	12,530,499
	Metro AG	254,720	16,008,648
	Tesco PLC	1,958,672	13,671,670
Food & Staples Retailing Total			42,210,817
Food Products — 3.0%
	JBS SA	1,232,100	6,737,773
	Nestle SA, Registered Shares	707,831	33,484,018
Food Products Total			40,221,791

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Household Products — 1.0%
	Reckitt Benckiser Group PLC	261,161	13,341,472
Household Products Total			13,341,472
CONSUMER STAPLES TOTAL			129,458,291
ENERGY — 9.2%
Energy Equipment & Services — 3.0%
	Transocean Ltd. (a)	474,316	40,501,843
Energy Equipment & Services Total			40,501,843
Oil, Gas & Consumable Fuels — 6.2%
	CNOOC Ltd.	8,866,300	13,709,510
	OGX Petroleo e Gas Participacoes SA	24,700	20,893,907
	Petroleo Brasileiro SA, ADR	524,554	26,899,129
	Reliance Industries Ltd., GDR (b)	484,400	22,137,080
Oil, Gas & Consumable Fuels Total			83,639,626
ENERGY TOTAL			124,141,469
FINANCIALS — 21.0%
Capital Markets — 5.0%
	Credit Suisse Group AG, Registered Shares	800,259	41,824,673
	Daiwa Securities Group, Inc.	3,018,000	16,098,232
	Julius Baer Group Ltd.	288,058	9,566,406
Capital Markets Total			67,489,311
Commercial Banks — 12.0%
	Banco Bilbao Vizcaya Argentaria SA	1,245,490	23,623,149
	BNP Paribas	245,414	20,440,352
	HSBC Holdings PLC	4,084,559	47,899,499
	ICICI Bank Ltd., ADR	715,090	26,601,348
	Itau Unibanco Holding SA, ADR	641,408	14,271,328
	Mizuho Financial Group, Inc.	8,052,600	14,880,838
	Standard Chartered PLC	541,337	13,308,201
Commercial Banks Total			161,024,715
Real Estate Management & Development — 4.0%
	CapitaLand Ltd.	9,311,000	27,198,554
	Cheung Kong Holdings Ltd.	1,631,000	20,541,848
	Hang Lung Properties Ltd.	1,811,000	6,571,669
Real Estate Management & Development Total			54,312,071
FINANCIALS TOTAL			282,826,097

2

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — 9.8%
Biotechnology — 2.2%
	Actelion Ltd., Registered Shares (a)	113,389	6,675,157
	CSL Ltd.	769,924	22,228,852
Biotechnology Total			28,904,009
Health Care Equipment & Supplies — 1.1%
	Covidien PLC	301,985	14,138,938
Health Care Equipment & Supplies Total			14,138,938
Life Sciences Tools & Services — 1.4%
	Lonza Group AG, Registered Shares	243,090	18,939,291
Life Sciences Tools & Services Total			18,939,291
Pharmaceuticals — 5.1%
	Novartis AG, Registered Shares	616,203	34,215,624
	Novo-Nordisk A/S, Class B	301,942	20,189,846
	Teva Pharmaceutical Industries Ltd., ADR	277,000	14,622,830
Pharmaceuticals Total			69,028,300
HEALTH CARE TOTAL			131,010,538
INDUSTRIALS — 10.8%
Building Products — 1.0%
	Daikin Industries Ltd.	389,424	13,848,694
Building Products Total			13,848,694
Electrical Equipment — 7.1%
	ABB Ltd., Registered Shares (a)	716,601	13,230,484
	Alstom SA	340,393	24,006,963
	Gamesa Corp., Tecnologica SA	518,351	9,962,996
	Schneider Electric SA	119,672	13,195,552
	Vestas Wind Systems A/S (a)	502,478	35,314,632
Electrical Equipment Total			95,710,627
Trading Companies & Distributors — 2.7%
	Marubeni Corp.	5,365,000	28,298,014
	Noble Group Ltd.	3,419,000	7,681,369
Trading Companies & Distributors Total			35,979,383
INDUSTRIALS TOTAL			145,538,704
INFORMATION TECHNOLOGY — 8.3%
Electronic Equipment, Instruments & Components — 1.5%
	HON HAI Precision Industry Co., Ltd.	4,821,390	20,406,185
Electronic Equipment, Instruments & Components Total			20,406,185
Internet Software & Services — 1.8%
	Baidu, Inc., ADR (a)	38,525	16,709,833
	Tencent Holdings Ltd.	419,600	7,751,026
Internet Software & Services Total			24,460,859

3

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Semiconductors & Semiconductor Equipment — 2.8%
	ASML Holding NV	451,317	13,954,645
	Infineon Technologies AG (a)	3,509,129	17,016,618
	Sumco Corp.	393,000	6,646,171
Semiconductors & Semiconductor Equipment Total			37,617,434
Software — 2.2%
	Autonomy Corp. PLC (a)	599,399	14,127,670
	Longtop Financial Technologies Ltd., ADR (a)	257,672	9,124,166
	Nintendo Co., Ltd.	25,700	6,289,987
Software Total			29,541,823
INFORMATION TECHNOLOGY TOTAL			112,026,301
MATERIALS — 9.4%
Chemicals — 4.0%
	Akzo Nobel NV	204,969	13,064,708
	BASF SE	544,587	33,061,776
	Novozymes A/S, Class B	77,026	7,809,626
Chemicals Total			53,936,110
Construction Materials — 2.1%
	Cemex SAB de CV, ADR (a)	2,514,412	28,387,711
Construction Materials Total			28,387,711
Metals & Mining — 3.3%
	ThyssenKrupp AG	406,564	14,876,496
	Vale SA, ADR	1,013,099	29,045,548
Metals & Mining Total			43,922,044
MATERIALS TOTAL			126,245,865
TELECOMMUNICATION SERVICES — 3.5%
Diversified Telecommunication Services — 3.5%
	Telefonica SA	1,636,551	47,123,327
Diversified Telecommunication Services Total			47,123,327
TELECOMMUNICATION SERVICES TOTAL			47,123,327

	Total Common Stocks (cost of $1,023,801,048)		1,290,124,193

		Par ($)
Short-Term Obligation — 1.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/09, due 12/01/09 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 09/28/11, market value $23,798,163 (repurchase proceeds $23,328,052)	23,328,000	23,328,000

4

		Value ($)
Short-Term Obligation — (continued)

	Total Short-Term Obligation (cost of $23,328,000)	23,328,000

	Total Investments — 97.6% (cost of $1,047,129,048)(c)(d)	1,313,452,193

	Other Assets & Liabilities, Net — 2.4%	32,632,075

	Net Assets — 100.0%	1,346,084,268

	Notes to Investment Portfolio:
	* Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value

5

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$72,465,708	$119,287,893	$—	$191,753,601
Consumer Staples	6,737,773	122,720,518	—	129,458,291
Energy	110,431,959	13,709,510	—	124,141,469
Financials	40,872,676	241,953,421	—	282,826,097
Health Care	28,761,768	102,248,770	—	131,010,538
Industrials	—	145,538,704	—	145,538,704
Information Technology	25,833,999	86,192,302	—	112,026,301
Materials	57,433,259	68,812,606	—	126,245,865
Telecommunication Services	—	47,123,327	—	47,123,327
Total Common Stocks	342,537,142	947,587,051	—	1,290,124,193
Total Short-Term Obligation	—	23,328,000	—	23,328,000
Total Investments	$342,537,142	$970,915,051	$—	$1,313,452,193

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending November 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of February 28, 2009	Accrued Discounts/ Premiums	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of November 30, 2009
Rights	$746,858	$—	$—	$—	$—	$(746,858)	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers. At November 30, 2009, this security which is not illiquid, amounted to $22,137,080, which represents 1.6% of net assets.

(c)	Cost for federal income tax purposes is $1,047,129,048.
(d)	Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$286,481,781	$(20,158,636)	$266,323,145

6

Acronym	Name

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

7

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia Mid Cap Index Fund

		Shares	Value ($)*
Common Stocks — 96.6%
CONSUMER DISCRETIONARY — 14.3%
Auto Components — 0.7%
	BorgWarner, Inc.	238,400	7,202,064
	Gentex Corp.	281,450	4,677,699
Auto Components Total			11,879,763
Automobiles — 0.1%
	Thor Industries, Inc.	72,525	2,063,336
Automobiles Total			2,063,336
Distributors — 0.3%
	LKQ Corp. (a)	287,600	5,012,868
Distributors Total			5,012,868
Diversified Consumer Services — 1.7%
	Brink’s Home Security Holdings, Inc. (a)	93,475	3,058,502
	Career Education Corp. (a)	140,950	3,668,929
	Corinthian Colleges, Inc. (a)	178,000	2,637,960
	ITT Educational Services, Inc. (a)	64,725	5,888,680
	Matthews International Corp., Class A	62,000	2,147,680
	Regis Corp.	116,675	1,827,131
	Service Corp. International	512,900	3,959,588
	Sotheby’s	136,725	2,593,673
	Strayer Education, Inc.	28,600	5,648,500
Diversified Consumer Services Total			31,430,643
Hotels, Restaurants & Leisure — 1.6%
	Bob Evans Farms, Inc.	63,325	1,599,589
	Boyd Gaming Corp. (a)	112,600	919,942
	Brinker International, Inc.	208,662	2,879,536
	Cheesecake Factory, Inc. (a)	122,900	2,314,207
	Chipotle Mexican Grill, Inc., Class A (a)	64,700	5,399,215
	International Speedway Corp., Class A	62,725	1,691,693
	Life Time Fitness, Inc. (a)	84,300	1,905,180
	Panera Bread Co., Class A (a)	63,800	4,016,848
	Scientific Games Corp., Class A (a)	132,700	1,877,705
	Wendy’s/Arby’s Group, Inc., Class A	750,600	3,077,460
	WMS Industries, Inc. (a)	107,900	4,195,152
Hotels, Restaurants & Leisure Total			29,876,527
Household Durables — 1.7%
	American Greetings Corp., Class A	80,550	1,667,385
	Blyth Industries, Inc.	12,225	397,679
	M.D.C. Holdings, Inc.	76,800	2,280,192
	Mohawk Industries, Inc. (a)	114,650	4,709,822

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
	NVR, Inc. (a)	11,917	8,021,929
	Ryland Group, Inc.	89,550	1,639,661
	Toll Brothers, Inc. (a)	280,150	5,460,123
	Tupperware Brands Corp.	128,675	5,989,821
Household Durables Total			30,166,612
Internet & Catalog Retail — 0.3%
	NetFlix, Inc. (a)	92,700	5,435,001
Internet & Catalog Retail Total			5,435,001
Leisure Equipment & Products — 0.1%
	Callaway Golf Co.	131,750	944,648
Leisure Equipment & Products Total			944,648
Media — 1.0%
	DreamWorks Animation SKG, Inc., Class A (a)	154,100	5,157,727
	Harte-Hanks, Inc.	77,925	748,859
	John Wiley & Sons, Inc., Class A	87,400	3,273,130
	Lamar Advertising Co., Class A (a)	108,700	3,008,816
	Marvel Entertainment, Inc. (a)	99,400	5,173,770
	Scholastic Corp.	52,100	1,313,441
Media Total			18,675,743
Multiline Retail — 0.7%
	99 Cents Only Stores (a)	92,351	1,110,059
	Dollar Tree, Inc. (a)	182,650	8,944,371
	Saks, Inc. (a)	325,775	1,990,485
Multiline Retail Total			12,044,915
Specialty Retail — 5.0%
	Aaron’s, Inc.	110,800	2,777,756
	Advance Auto Parts, Inc.	195,000	7,663,500
	Aeropostale, Inc. (a)	137,225	4,322,587
	American Eagle Outfitters, Inc.	423,699	6,516,491
	AnnTaylor Stores Corp. (a)	120,025	1,677,950
	Barnes & Noble, Inc.	80,650	1,882,371
	CarMax, Inc. (a)	450,150	8,948,982
	Chico’s FAS, Inc. (a)	363,400	5,113,038
	Coldwater Creek, Inc. (a)	117,700	499,048
	Collective Brands, Inc. (a)	130,900	2,531,606
	Dick’s Sporting Goods, Inc. (a)	179,500	3,726,420
	Foot Locker, Inc.	319,625	3,033,241
	Guess ?, Inc.	118,600	4,394,130
	J Crew Group, Inc. (a)	113,700	4,865,223

2

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
	PETsMART, Inc.	255,500	6,576,570
	Rent-A-Center, Inc. (a)	134,925	2,386,823
	Ross Stores, Inc.	255,650	11,243,487
	Urban Outfitters, Inc. (a)	264,850	8,379,854
	Williams-Sonoma, Inc.	216,025	4,389,628
Specialty Retail Total			90,928,705
Textiles, Apparel & Luxury Goods — 1.1%
	Fossil, Inc. (a)	98,100	3,026,385
	Hanesbrands, Inc. (a)	193,600	4,648,336
	Phillips-Van Heusen Corp.	105,500	4,220,000
	Timberland Co., Class A (a)	91,650	1,530,555
	Under Armour, Inc., Class A (a)	76,600	1,960,960
	Warnaco Group, Inc. (a)	92,800	3,777,888
Textiles, Apparel & Luxury Goods Total			19,164,124
CONSUMER DISCRETIONARY TOTAL			257,622,885
CONSUMER STAPLES — 3.6%
Beverages — 0.5%
	Hansen Natural Corp. (a)	148,100	5,179,057
	PepsiAmericas, Inc.	114,500	3,389,200
Beverages Total			8,568,257
Food & Staples Retailing — 0.3%
	BJ’s Wholesale Club, Inc. (a)	113,450	3,937,849
	Ruddick Corp.	83,250	2,216,115
Food & Staples Retailing Total			6,153,964
Food Products — 1.2%
	Corn Products International, Inc.	152,500	4,276,100
	Flowers Foods, Inc.	158,300	3,623,487
	Lancaster Colony Corp.	39,625	1,890,905
	Ralcorp Holdings, Inc. (a)	115,700	6,701,344
	Smithfield Foods, Inc. (a)	287,725	4,453,983
	Tootsie Roll Industries, Inc.	53,816	1,368,003
Food Products Total			22,313,822
Household Products — 0.9%
	Church & Dwight Co., Inc.	143,700	8,484,048
	Energizer Holdings, Inc. (a)	141,775	7,987,603
Household Products Total			16,471,651
Personal Products — 0.6%
	Alberto-Culver Co.	174,500	4,912,175
	NBTY, Inc. (a)	126,400	5,073,696
Personal Products Total			9,985,871

3

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Tobacco — 0.1%
	Universal Corp.	50,725	2,176,610
Tobacco Total			2,176,610
CONSUMER STAPLES TOTAL			65,670,175
ENERGY — 6.3%
Energy Equipment & Services — 2.6%
	Exterran Holdings, Inc. (a)	127,699	2,675,294
	Helix Energy Solutions Group, Inc. (a)	186,000	2,187,360
	Helmerich & Payne, Inc.	215,500	8,092,025
	Oceaneering International, Inc. (a)	112,100	6,124,023
	Patterson-UTI Energy, Inc.	313,925	4,831,306
	Pride International, Inc. (a)	354,725	11,219,952
	Superior Energy Services, Inc. (a)	159,800	3,378,172
	Tidewater, Inc.	105,675	4,750,091
	Unit Corp. (a)	82,500	3,102,825
Energy Equipment & Services Total			46,361,048
Oil, Gas & Consumable Fuels — 3.7%
	Arch Coal, Inc.	331,950	6,924,477
	Bill Barrett Corp. (a)	78,900	2,252,595
	Cimarex Energy Co.	170,400	7,981,536
	Comstock Resources, Inc. (a)	95,300	3,538,489
	Encore Acquisition Co. (a)	113,500	5,109,770
	Forest Oil Corp. (a)	229,350	4,201,692
	Frontier Oil Corp.	213,900	2,466,267
	Mariner Energy, Inc. (a)	208,100	2,603,331
	Newfield Exploration Co. (a)	271,100	11,462,108
	Overseas Shipholding Group, Inc.	47,725	1,828,345
	Patriot Coal Corp. (a)	153,200	1,876,700
	Plains Exploration & Production Co. (a)	284,525	7,741,925
	Quicksilver Resources, Inc. (a)	242,000	3,221,020
	Southern Union Co.	253,500	5,252,520
Oil, Gas & Consumable Fuels Total			66,460,775
ENERGY TOTAL			112,821,823
FINANCIALS — 18.1%
Capital Markets — 2.0%
	Affiliated Managers Group, Inc. (a)	85,200	5,555,892
	Apollo Investment Corp.	334,500	3,217,890
	Eaton Vance Corp.	240,000	7,233,600
	Jefferies Group, Inc. (a)	250,350	5,870,707
	Raymond James Financial, Inc.	201,880	4,903,665

4

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	SEI Investments Co.	265,400	4,647,154
	Waddell & Reed Financial, Inc., Class A	175,450	5,110,859
Capital Markets Total			36,539,767
Commercial Banks — 3.2%
	Associated Banc Corp.	261,262	2,962,711
	Bancorpsouth, Inc.	150,000	3,480,000
	Bank of Hawaii Corp.	97,875	4,472,887
	Cathay General Bancorp	126,300	986,403
	City National Corp.	88,350	3,486,291
	Commerce Bancshares, Inc.	149,174	5,996,775
	Cullen/Frost Bankers, Inc.	121,950	5,856,039
	FirstMerit Corp.	175,474	3,676,180
	Fulton Financial Corp.	359,700	3,100,614
	International Bancshares Corp.	105,900	1,775,943
	PacWest Bancorp	60,800	1,118,720
	SVB Financial Group (a)	83,700	3,168,882
	Synovus Financial Corp.	981,600	1,914,120
	TCF Financial Corp.	228,325	3,000,190
	Trustmark Corp.	104,400	2,000,304
	Valley National Bancorp	292,195	3,862,818
	Webster Financial Corp.	130,975	1,667,312
	Westamerica Bancorporation	59,650	3,173,380
	Wilmington Trust Corp.	141,625	1,737,739
Commercial Banks Total			57,437,308
Consumer Finance — 0.2%
	AmeriCredit Corp. (a)	196,050	3,617,123
Consumer Finance Total			3,617,123
Diversified Financial Services — 0.4%
	MSCI, Inc., Class A (a)	205,600	6,264,632
Diversified Financial Services Total			6,264,632
Insurance — 4.3%
	American Financial Group, Inc.	161,250	3,911,925
	Arthur J. Gallagher & Co.	206,800	4,632,320
	Brown & Brown, Inc.	239,950	4,283,107
	Everest Re Group Ltd.	124,325	10,581,301
	Fidelity National Financial, Inc., Class A	471,200	6,544,968
	First American Corp.	204,925	6,500,221
	Hanover Insurance Group, Inc.	103,875	4,324,316
	HCC Insurance Holdings, Inc.	229,475	5,996,182
	Horace Mann Educators Corp.	80,050	962,201

5

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Mercury General Corp.	72,700	2,685,538
Old Republic International Corp.	491,633	5,230,975
Protective Life Corp.	174,900	2,892,846
Reinsurance Group of America, Inc.	148,700	6,914,550
Stancorp Financial Group, Inc.	100,450	3,727,700
Unitrin, Inc.	101,975	2,275,062
W.R. Berkley Corp.	274,770	6,789,567
Insurance Total		78,252,779
Real Estate Investment Trusts (REITs) — 6.5%
Alexandria Real Estate Equities, Inc.	88,700	5,000,019
AMB Property Corp.	298,825	7,037,329
BRE Properties, Inc.	107,900	3,380,507
Camden Property Trust	131,000	5,076,250
Corporate Office Properties Trust SBI MD	118,500	4,051,515
Cousins Properties, Inc.	202,152	1,455,494
Duke Realty Corp.	457,600	5,129,696
Equity One, Inc.	67,000	1,082,050
Essex Property Trust, Inc.	57,600	4,593,600
Federal Realty Investment Trust	125,000	8,040,000
Highwoods Properties, Inc.	144,800	4,432,328
Hospitality Properties Trust	249,575	4,844,251
Liberty Property Trust	228,125	6,761,625
Macerich Co.	189,551	5,641,038
Mack-Cali Realty Corp.	160,075	4,912,702
Nationwide Health Properties, Inc.	229,200	7,795,092
Omega Healthcare Investors, Inc.	170,100	3,077,109
Potlatch Corp.	81,231	2,391,440
Rayonier, Inc.	161,785	6,429,336
Realty Income Corp.	213,100	5,389,299
Regency Centers Corp.	164,100	5,492,427
SL Green Realty Corp.	157,000	6,973,940
UDR, Inc.	307,640	4,605,371
Weingarten Realty Investors	212,900	4,132,389
Real Estate Investment Trusts (REITs) Total		117,724,807
Real Estate Management & Development — 0.3%
Jones Lang LaSalle, Inc.	85,400	4,344,298
Real Estate Management & Development Total		4,344,298
Thrifts & Mortgage Finance — 1.2%
Astoria Financial Corp.	166,600	1,729,308

6

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	First Niagara Financial Group, Inc.	374,263	4,936,529
	New York Community Bancorp, Inc.	715,103	8,359,554
	NewAlliance Bancshares, Inc.	218,200	2,570,396
	Washington Federal, Inc.	222,827	4,244,854
Thrifts & Mortgage Finance Total			21,840,641
FINANCIALS TOTAL			326,021,355
HEALTH CARE — 11.4%
Biotechnology — 1.2%
	OSI Pharmaceuticals, Inc. (a)	118,600	3,950,566
	United Therapeutics Corp. (a)	95,600	4,358,404
	Vertex Pharmaceuticals, Inc. (a)	369,175	14,331,374
Biotechnology Total			22,640,344
Health Care Equipment & Supplies — 3.8%
	Beckman Coulter, Inc.	140,100	9,100,896
	Edwards Lifesciences Corp. (a)	115,250	9,482,770
	Gen-Probe, Inc. (a)	102,900	4,289,901
	Hill-Rom Holdings, Inc.	128,000	2,839,040
	Hologic, Inc. (a)	524,400	7,588,068
	IDEXX Laboratories, Inc. (a)	119,700	5,990,985
	Immucor, Inc. (a)	144,000	2,656,800
	Kinetic Concepts, Inc. (a)	126,300	4,257,573
	Masimo Corp. (a)	106,000	2,794,160
	ResMed, Inc. (a)	154,400	7,761,688
	STERIS Corp.	119,725	3,868,315
	Teleflex, Inc.	81,150	4,227,103
	Thoratec Corp. (a)	115,600	3,443,724
Health Care Equipment & Supplies Total			68,301,023
Health Care Providers & Services — 3.1%
	Community Health Systems, Inc. (a)	189,450	5,780,119
	Health Management Associates, Inc., Class A (a)	504,000	3,089,520
	Health Net, Inc. (a)	212,225	4,503,415
	Henry Schein, Inc. (a)	184,250	9,149,855
	Kindred Healthcare, Inc. (a)	79,800	1,185,828
	LifePoint Hospitals, Inc. (a)	111,900	3,248,457
	Lincare Holdings, Inc. (a)	138,700	4,926,624
	Omnicare, Inc.	243,925	5,654,181
	Owens & Minor, Inc.	85,400	3,312,666
	Psychiatric Solutions, Inc. (a)	114,900	2,546,184
	Universal Health Services, Inc., Class B	100,300	5,605,767
	VCA Antech, Inc. (a)	173,500	3,933,245

7

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	WellCare Health Plans, Inc. (a)	86,300	2,847,037
Health Care Providers & Services Total			55,782,898
Health Care Technology — 0.6%
	Cerner Corp. (a)	137,400	10,344,846
Health Care Technology Total			10,344,846
Life Sciences Tools & Services — 1.6%
	Affymetrix, Inc. (a)	144,300	683,982
	Bio-Rad Laboratories, Inc., Class A (a)	39,200	3,790,248
	Charles River Laboratories International, Inc. (a)	134,650	4,328,998
	Covance, Inc. (a)	130,750	6,944,132
	Pharmaceutical Product Development, Inc.	241,400	5,175,616
	Techne Corp.	76,100	5,165,668
	Varian, Inc. (a)	59,050	3,022,770
Life Sciences Tools & Services Total			29,111,414
Pharmaceuticals — 1.1%
	Endo Pharmaceuticals Holdings, Inc. (a)	239,400	5,273,982
	Medicis Pharmaceutical Corp., Class A	117,400	2,769,466
	Perrigo Co.	162,125	6,507,697
	Valeant Pharmaceuticals International (a)	137,775	4,503,865
Pharmaceuticals Total			19,055,010
HEALTH CARE TOTAL			205,235,535
INDUSTRIALS — 14.6%
Aerospace & Defense — 0.5%
	Alliant Techsystems, Inc. (a)	67,275	5,766,813
	BE Aerospace, Inc. (a)	206,700	3,983,109
Aerospace & Defense Total			9,749,922
Airlines — 0.3%
	AirTran Holdings, Inc. (a)	245,550	1,011,666
	Alaska Air Group, Inc. (a)	71,750	2,145,325
	JetBlue Airways Corp. (a)	438,080	2,413,821
Airlines Total			5,570,812
Building Products — 0.2%
	Lennox International, Inc.	99,200	3,682,304
Building Products Total			3,682,304
Commercial Services & Supplies — 1.6%
	Brink’s Co.	93,075	2,092,326
	Clean Harbors, Inc. (a)	46,600	2,494,032

8

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	Copart, Inc. (a)	137,475	4,456,939
	Corrections Corp. of America (a)	235,400	5,882,646
	Deluxe Corp.	104,500	1,348,050
	Herman Miller, Inc.	114,225	1,735,078
	HNI Corp.	91,925	2,322,945
	Mine Safety Appliances Co.	61,700	1,526,458
	Rollins, Inc.	89,177	1,584,675
	Waste Connections, Inc. (a)	163,700	5,312,065
Commercial Services & Supplies Total			28,755,214
Construction & Engineering — 1.5%
	AECOM Technology Corp. (a)	225,400	5,725,160
	Dycom Industries, Inc. (a)	79,650	620,473
	Granite Construction, Inc.	68,775	2,061,187
	KBR, Inc.	327,800	6,106,914
	Shaw Group, Inc. (a)	170,800	4,872,924
	URS Corp. (a)	172,300	7,159,065
Construction & Engineering Total			26,545,723
Electrical Equipment — 1.6%
	AMETEK, Inc.	219,725	8,033,146
	Hubbell, Inc., Class B	115,225	5,232,367
	Roper Industries, Inc.	185,600	9,658,624
	Thomas & Betts Corp. (a)	108,000	3,942,000
	Woodward Governor Co.	115,200	2,679,552
Electrical Equipment Total			29,545,689
Industrial Conglomerates — 0.2%
	Carlisle Companies, Inc.	125,200	4,020,172
Industrial Conglomerates Total			4,020,172
Machinery — 5.4%
	AGCO Corp. (a)	188,875	5,724,802
	Bucyrus International, Inc.	153,500	7,949,765
	Crane Co.	95,600	2,672,020
	Donaldson Co., Inc.	157,700	6,702,250
	Federal Signal Corp.	99,625	570,851
	Graco, Inc.	122,487	3,450,459
	Harsco Corp.	164,100	5,092,023
	IDEX Corp.	164,900	4,885,987
	Joy Global, Inc.	209,100	11,195,214
	Kennametal, Inc.	166,100	3,737,250
	Lincoln Electric Holdings, Inc.	86,900	4,464,922
	Nordson Corp.	68,625	3,678,986
	Oshkosh Corp.	182,700	7,258,671

9

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	Pentair, Inc.	200,875	6,046,338
	SPX Corp.	100,325	5,346,319
	Terex Corp. (a)	220,700	4,155,781
	Timken Co.	162,200	4,001,474
	Trinity Industries, Inc.	162,000	3,056,940
	Valmont Industries, Inc.	40,800	3,126,912
	Wabtec Corp.	97,200	3,742,200
Machinery Total			96,859,164
Marine — 0.4%
	Alexander & Baldwin, Inc.	83,900	2,563,145
	Kirby Corp. (a)	109,900	3,665,165
Marine Total			6,228,310
Professional Services — 1.3%
	Corporate Executive Board Co.	69,700	1,460,912
	FTI Consulting, Inc. (a)	105,700	4,889,682
	Kelly Services, Inc., Class A (a)	54,300	569,607
	Korn/Ferry International (a)	93,325	1,513,732
	Manpower, Inc.	160,175	7,890,220
	MPS Group, Inc. (a)	190,325	2,597,936
	Navigant Consulting, Inc. (a)	99,000	1,311,750
	Watson Wyatt Worldwide, Inc., Class A	87,200	3,604,848
Professional Services Total			23,838,687
Road & Rail — 1.1%
	Con-way, Inc.	100,150	3,034,545
	J.B. Hunt Transport Services, Inc.	178,850	5,698,161
	Kansas City Southern (a)	193,900	5,551,357
	Landstar System, Inc.	104,800	3,911,136
	Werner Enterprises, Inc.	89,443	1,669,007
Road & Rail Total			19,864,206
Trading Companies & Distributors — 0.5%
	GATX Corp.	93,975	2,713,058
	MSC Industrial Direct Co., Class A	89,500	4,108,050
	United Rentals, Inc. (a)	122,850	1,132,677
Trading Companies & Distributors Total			7,953,785
INDUSTRIALS TOTAL			262,613,988
INFORMATION TECHNOLOGY — 14.8%
Communications Equipment — 1.7%
	3Com Corp. (a)	799,100	5,889,367
	ADC Telecommunications, Inc. (a)	197,400	1,210,062
	ADTRAN, Inc.	114,175	2,412,517

10

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Avocent Corp. (a)	90,650	2,264,437
	CommScope, Inc. (a)	191,253	4,806,188
	F5 Networks, Inc. (a)	160,900	7,567,127
	Plantronics, Inc.	99,925	2,313,264
	Polycom, Inc. (a)	171,800	3,704,008
Communications Equipment Total			30,166,970
Computers & Peripherals — 0.6%
	Diebold, Inc.	135,425	3,404,584
	Imation Corp.	61,475	539,136
	NCR Corp. (a)	324,700	3,055,427
	Palm, Inc. (a)	327,300	3,570,843
Computers & Peripherals Total			10,569,990
Electronic Equipment, Instruments & Components — 2.7%
	Arrow Electronics, Inc. (a)	244,475	6,424,803
	Avnet, Inc. (a)	308,750	8,413,437
	Ingram Micro, Inc., Class A (a)	333,100	5,659,369
	Itron, Inc. (a)	81,700	4,966,543
	Mettler-Toledo International, Inc. (a)	68,900	6,854,172
	National Instruments Corp.	115,762	3,302,690
	Tech Data Corp. (a)	102,750	4,326,803
	Trimble Navigation Ltd. (a)	244,800	5,466,384
	Vishay Intertechnology, Inc. (a)	381,375	2,764,969
Electronic Equipment, Instruments & Components Total			48,179,170
Internet Software & Services — 0.6%
	Digital River, Inc. (a)	78,800	1,988,124
	Equinix, Inc. (a)	78,900	7,589,391
	ValueClick, Inc. (a)	178,100	1,679,483
Internet Software & Services Total			11,256,998
IT Services — 3.2%
	Acxiom Corp. (a)	161,175	1,859,959
	Alliance Data Systems Corp. (a)	108,625	6,625,039
	Broadridge Financial Solutions, Inc.	284,600	6,255,508
	DST Systems, Inc. (a)	80,300	3,411,144
	Gartner, Inc. (a)	122,125	2,310,605
	Global Payments, Inc.	164,600	8,437,396
	Hewitt Associates, Inc., Class A (a)	169,300	6,802,474
	Lender Processing Services, Inc.	196,400	8,205,592
	Mantech International Corp., Class A (a)	45,100	1,951,928
	NeuStar, Inc., Class A (a)	151,900	3,554,460
	SAIC, Inc. (a)	428,700	7,639,434

11

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	SRA International, Inc., Class A (a)	87,300	1,575,765
IT Services Total			58,629,304
Office Electronics — 0.2%
	Zebra Technologies Corp., Class A (a)	120,775	3,213,823
Office Electronics Total			3,213,823
Semiconductors & Semiconductor Equipment — 2.2%
	Atmel Corp. (a)	921,750	3,659,348
	Cree Research, Inc. (a)	205,875	9,847,001
	Fairchild Semiconductor International, Inc. (a)	253,150	2,050,515
	Integrated Device Technology, Inc. (a)	338,292	1,914,733
	International Rectifier Corp. (a)	145,475	2,723,292
	Intersil Corp., Class A	249,900	3,228,708
	Lam Research Corp. (a)	258,775	8,795,762
	RF Micro Devices, Inc. (a)	545,800	2,357,856
	Semtech Corp. (a)	125,500	2,010,510
	Silicon Laboratories, Inc. (a)	91,675	3,871,435
Semiconductors & Semiconductor Equipment Total			40,459,160
Software — 3.6%
	ACI Worldwide, Inc. (a)	69,500	1,145,360
	Advent Software, Inc. (a)	31,725	1,203,012
	ANSYS, Inc. (a)	180,000	7,009,200
	Cadence Design Systems, Inc. (a)	544,375	3,266,250
	FactSet Research Systems, Inc.	85,700	6,200,395
	Fair Isaac Corp.	99,800	1,821,350
	Informatica Corp. (a)	180,600	4,054,470
	Jack Henry & Associates, Inc.	172,025	3,930,771
	Mentor Graphics Corp. (a)	200,575	1,478,238
	Micros Systems, Inc. (a)	163,400	4,585,004
	Parametric Technology Corp. (a)	237,400	3,575,244
	Quest Software, Inc. (a)	124,400	2,093,652
	Rovi Corp. (a)	207,800	6,194,518
	Solera Holdings, Inc.	142,200	4,971,312
	Sybase, Inc. (a)	165,375	6,654,690

12

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Synopsys, Inc. (a)	297,825	6,692,128
Software Total			64,875,594
INFORMATION TECHNOLOGY TOTAL			267,351,009
MATERIALS — 6.7%
Chemicals — 3.2%
	Albemarle Corp.	187,050	6,312,937
	Ashland, Inc.	152,100	5,464,953
	Cabot Corp.	133,625	3,064,021
	Cytec Industries, Inc.	99,075	3,366,569
	Lubrizol Corp.	138,200	10,022,264
	Minerals Technologies, Inc.	38,300	2,023,772
	Olin Corp.	159,825	2,680,265
	RPM International, Inc.	263,400	5,162,640
	Scotts Miracle-Gro Co., Class A	91,350	3,647,606
	Sensient Technologies Corp.	99,700	2,526,398
	Terra Industries, Inc.	203,900	7,866,462
	Valspar Corp.	206,050	5,402,631
Chemicals Total			57,540,518
Construction Materials — 0.4%
	Martin Marietta Materials, Inc.	90,975	7,759,258
Construction Materials Total			7,759,258
Containers & Packaging — 1.3%
	AptarGroup, Inc.	138,300	4,995,396
	Greif, Inc., Class A	69,900	3,904,614
	Packaging Corp. of America	210,375	4,190,670
	Sonoco Products Co.	204,100	5,751,538
	Temple-Inland, Inc.	217,600	3,914,624
Containers & Packaging Total			22,756,842
Metals & Mining — 1.7%
	Carpenter Technology Corp.	90,000	2,086,200
	Cliffs Natural Resources, Inc.	267,700	11,794,862
	Commercial Metals Co.	229,900	3,655,410
	Reliance Steel & Aluminum Co.	130,600	5,338,928
	Steel Dynamics, Inc.	439,600	7,438,032
	Worthington Industries, Inc.	124,400	1,456,724
Metals & Mining Total			31,770,156

13

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — 0.1%
	Louisiana-Pacific Corp. (a)	248,800	1,552,512
Paper & Forest Products Total			1,552,512
MATERIALS TOTAL			121,379,286
TELECOMMUNICATION SERVICES — 0.5%
Diversified Telecommunication Services — 0.1%
	Cincinnati Bell, Inc. (a)	433,075	1,290,564
Diversified Telecommunication Services Total			1,290,564
Wireless Telecommunication Services — 0.4%
	Syniverse Holdings, Inc. (a)	140,500	2,228,330
	Telephone & Data Systems, Inc.	193,941	5,913,261
Wireless Telecommunication Services Total			8,141,591
TELECOMMUNICATION SERVICES TOTAL			9,432,155
UTILITIES — 6.3%
Electric Utilities — 1.8%
	Cleco Corp.	123,600	3,154,272
	DPL, Inc.	236,925	6,363,805
	Great Plains Energy, Inc.	276,254	4,917,321
	Hawaiian Electric Industries, Inc.	187,100	3,715,806
	IDACORP, Inc.	96,500	2,853,505
	NV Energy, Inc.	479,400	5,580,216
	PNM Resources, Inc.	177,150	1,973,451
	Westar Energy, Inc.	222,425	4,579,731
Electric Utilities Total			33,138,107
Gas Utilities — 2.3%
	AGL Resources, Inc.	157,925	5,456,309
	Atmos Energy Corp.	188,500	5,163,015
	Energen Corp.	146,500	6,372,750
	National Fuel Gas Co.	163,975	7,678,949
	ONEOK, Inc.	215,400	8,620,308
	UGI Corp.	221,500	5,200,820
	WGL Holdings, Inc.	102,425	3,224,339
Gas Utilities Total			41,716,490
Independent Power Producers & Energy Traders — 0.1%
	Black Hills Corp.	79,400	1,871,458
Independent Power Producers & Energy Traders Total			1,871,458
Multi-Utilities — 1.8%
	Alliant Energy Corp.	226,075	6,212,541
	MDU Resources Group, Inc.	376,105	8,499,973

14

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
	NSTAR	218,200	7,228,966
	OGE Energy Corp.	197,350	6,828,310
	Vectren Corp.	165,700	3,892,293
Multi-Utilities Total			32,662,083
Water Utilities — 0.3%
	Aqua America, Inc.	277,774	4,533,272
Water Utilities Total			4,533,272
UTILITIES TOTAL			113,921,410

	Total Common Stocks (cost of $1,716,390,460)		1,742,069,621

		Par ($)
Short-Term Obligation — 2.8%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/09, due 12/01/09 at 0.080%, collateralized by a U.S. Government Agency obligation maturing 09/15/10, market value $51,631,200 (repurchase proceeds $50,618,112)	50,618,000	50,618,000

	Total Short-Term Obligation (cost of $50,618,000)		50,618,000

	Total Investments — 99.4% (cost of $1,767,008,460)(b)(c)		1,792,687,621

	Other Assets & Liabilities, Net — 0.6%		10,594,898

	Net Assets — 100.0%		1,803,282,519

	Notes to Investment Portfolio:

	*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

15

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$1,742,069,621	$—	$—	$1,742,069,621
Total Short-Term Obligation	—	50,618,000	—	50,618,000
Total Investments	1,742,069,621	50,618,000	—	1,792,687,621
Unrealized Depreciation on Futures Contracts	(324,797)	—	—	(324,797)
Total	$1,741,744,824	$50,618,000	$—	$1,792,362,824

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $1,767,008,460.
(c)	Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$341,515,216	$(315,836,055)	$25,679,161

At November 30, 2009, the Fund held the following open long futures contracts:

Risk Exposure/	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	Depreciation
Equity Risk
S&P Mid Cap 400 Index	878	$60,055,200	$60,379,997	Dec-2009	$(324,797)

On November 30, 2009 cash of $ 6,500,000 was pledged as collateral for open futures contracts and was being held at the broker of the futures contracts.

16

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia Mid Cap Value Fund

		Shares	Value ($)*
Common Stocks — 97.6%
CONSUMER DISCRETIONARY — 13.8%
Auto Components — 1.0%
	BorgWarner, Inc.	1,440,300	43,511,463
Auto Components Total			43,511,463
Hotels, Restaurants & Leisure — 3.7%
	International Game Technology	1,607,902	30,373,269
	Royal Caribbean Cruises Ltd. (a)	2,712,300	66,641,211
	Starwood Hotels & Resorts Worldwide, Inc.	1,778,600	56,950,772
Hotels, Restaurants & Leisure Total			153,965,252
Household Durables — 0.9%
	D.R. Horton, Inc.	3,500,800	35,988,224
Household Durables Total			35,988,224
Leisure Equipment & Products — 1.0%
	Hasbro, Inc.	1,412,800	41,889,520
Leisure Equipment & Products Total			41,889,520
Media — 0.7%
	DISH Network Corp., Class A	1,528,200	31,649,022
Media Total			31,649,022
Multiline Retail — 2.7%
	J.C. Penney Co., Inc.	2,414,300	69,386,982
	Nordstrom, Inc.	1,316,900	44,050,305
Multiline Retail Total			113,437,287
Specialty Retail — 2.2%
	American Eagle Outfitters, Inc.	2,010,400	30,919,952
	Foot Locker, Inc.	3,408,400	32,345,716
	O’Reilly Automotive, Inc. (a)	713,000	27,650,140
Specialty Retail Total			90,915,808
Textiles, Apparel & Luxury Goods — 1.6%
	Hanesbrands, Inc. (a)	879,200	21,109,592
	Jones Apparel Group, Inc.	1,214,000	20,577,300
	Polo Ralph Lauren Corp.	312,200	23,992,570
Textiles, Apparel & Luxury Goods Total			65,679,462
CONSUMER DISCRETIONARY TOTAL			577,036,038
CONSUMER STAPLES — 6.6%
Beverages — 1.3%
	Fomento Economico Mexicano SAB de CV, ADR	1,148,800	52,281,888
Beverages Total			52,281,888
Food Products — 2.5%
	Corn Products International, Inc.	709,400	19,891,576

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
	Dean Foods Co. (a)	1,831,000	29,112,900
	J.M. Smucker Co.	963,300	56,911,764
Food Products Total			105,916,240
Household Products — 0.8%
	Clorox Co.	536,500	32,334,855
Household Products Total			32,334,855
Personal Products — 2.0%
	Avon Products, Inc.	1,349,000	46,203,250
	Estee Lauder Companies, Inc., Class A	813,000	38,072,790
Personal Products Total			84,276,040
CONSUMER STAPLES TOTAL			274,809,023
ENERGY — 9.0%
Energy Equipment & Services — 3.3%
	Nabors Industries Ltd. (a)	1,925,600	39,763,640
	Noble Corp.	1,278,800	52,827,228
	Pride International, Inc. (a)	1,404,700	44,430,661
Energy Equipment & Services Total			137,021,529
Oil, Gas & Consumable Fuels — 5.7%
	Alpha Natural Resources, Inc. (a)	614,600	22,740,200
	Cabot Oil & Gas Corp.	1,325,400	50,762,820
	Newfield Exploration Co. (a)	750,600	31,735,368
	Peabody Energy Corp.	1,443,778	64,190,370
	Williams Companies, Inc.	3,581,800	71,242,002
Oil, Gas & Consumable Fuels Total			240,670,760
ENERGY TOTAL			377,692,289
FINANCIALS — 27.1%
Capital Markets — 2.9%
	Ameriprise Financial, Inc.	2,378,800	90,679,856
	TD Ameritrade Holding Corp. (a)	1,625,100	31,916,964
Capital Markets Total			122,596,820
Commercial Banks — 8.6%
	BB&T Corp.	2,157,800	53,729,220
	City National Corp.	945,400	37,305,484
	Comerica, Inc.	1,836,000	52,270,920
	Cullen/Frost Bankers, Inc.	1,260,050	60,507,601
	Fifth Third Bancorp.	3,382,600	34,096,608
	SVB Financial Group (a)	1,133,311	42,907,154
	TCF Financial Corp.	4,483,300	58,910,562
	Zions Bancorporation	1,644,350	21,623,203
Commercial Banks Total			361,350,752

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Consumer Finance — 1.4%
	Discover Financial Services	3,850,299	59,525,622
Consumer Finance Total			59,525,622
Insurance — 6.4%
	ACE Ltd. (a)	1,093,266	53,252,987
	Aon Corp.	794,800	30,782,604
	Axis Capital Holdings Ltd.	1,284,200	35,944,758
	Prudential Financial, Inc.	1,219,046	60,769,443
	Reinsurance Group of America, Inc.	1,822,000	84,723,000
Insurance Total			265,472,792
Real Estate Investment Trusts (REITs) — 7.8%
	Alexandria Real Estate Equities, Inc.	719,400	40,552,578
	Boston Properties, Inc.	495,600	33,195,288
	Equity Residential Property Trust	832,300	26,808,383
	Host Hotels & Resorts, Inc.	2,838,300	29,858,916
	Plum Creek Timber Co., Inc.	1,381,000	47,630,690
	ProLogis	1,528,100	19,987,548
	Rayonier, Inc.	1,444,500	57,404,430
	Simon Property Group, Inc.	449,048	32,627,828
	Vornado Realty Trust	561,137	36,732,028
Real Estate Investment Trusts (REITs) Total			324,797,689
FINANCIALS TOTAL			1,133,743,675
HEALTH CARE — 6.2%
Health Care Equipment & Supplies — 3.5%
	Beckman Coulter, Inc.	606,900	39,424,224
	Cooper Companies, Inc.	640,200	21,440,298
	Hospira, Inc. (a)	878,700	41,254,965
	Teleflex, Inc.	803,100	41,833,479
Health Care Equipment & Supplies Total			143,952,966
Health Care Providers & Services — 1.9%
	AmerisourceBergen Corp.	1,654,800	40,857,012
	Community Health Systems, Inc. (a)	1,316,200	40,157,262
Health Care Providers & Services Total			81,014,274
Life Sciences Tools & Services — 0.8%
	Mettler-Toledo International, Inc. (a)	327,600	32,589,648
Life Sciences Tools & Services Total			32,589,648
HEALTH CARE TOTAL			257,556,888
INDUSTRIALS — 10.5%
Aerospace & Defense — 3.2%
	AerCap Holdings NV (a)	2,909,800	23,860,360
	Alliant Techsystems, Inc. (a)	248,400	21,292,848

3

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	L-3 Communications Holdings, Inc.	678,500	53,174,045
	Spirit Aerosystems Holdings, Inc., Class A (a)	1,857,823	33,868,113
Aerospace & Defense Total			132,195,366
Airlines — 0.5%
	Delta Air Lines, Inc. (a)	2,423,500	19,848,465
Airlines Total			19,848,465
Construction & Engineering — 0.7%
	Foster Wheeler AG (a)	1,029,600	30,723,264
Construction & Engineering Total			30,723,264
Electrical Equipment — 0.9%
	Cooper Industries PLC, Class A	892,100	38,083,749
Electrical Equipment Total			38,083,749
Machinery — 3.7%
	Kennametal, Inc.	1,245,900	28,032,750
	Navistar International Corp. (a)	652,500	21,539,025
	Parker Hannifin Corp.	892,700	48,170,092
	Stanley Works	1,197,000	58,138,290
Machinery Total			155,880,157
Marine — 0.5%
	Alexander & Baldwin, Inc.	749,800	22,906,390
Marine Total			22,906,390
Professional Services — 1.0%
	Manpower, Inc.	814,800	40,137,048
Professional Services Total			40,137,048
INDUSTRIALS TOTAL			439,774,439
INFORMATION TECHNOLOGY — 6.6%
Communications Equipment — 0.4%
	CommScope, Inc. (a)	706,000	17,741,780
Communications Equipment Total			17,741,780
Computers & Peripherals — 0.8%
	Diebold, Inc.	1,385,700	34,836,498
Computers & Peripherals Total			34,836,498
Electronic Equipment, Instruments & Components — 1.5%
	Agilent Technologies, Inc. (a)	894,200	25,860,264
	Arrow Electronics, Inc. (a)	1,475,600	38,778,768
Electronic Equipment, Instruments & Components Total			64,639,032

4

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Internet Software & Services — 0.5%
	VeriSign, Inc. (a)	876,200	19,661,928
Internet Software & Services Total			19,661,928
Semiconductors & Semiconductor Equipment — 1.3%
	Atmel Corp. (a)	4,224,800	16,772,456
	Lam Research Corp. (a)	564,712	19,194,561
	Verigy Ltd. (a)	1,589,469	16,530,477
Semiconductors & Semiconductor Equipment Total			52,497,494
Software — 2.1%
	Citrix Systems, Inc. (a)	1,132,300	43,231,214
	Nuance Communications, Inc. (a)	1,410,400	21,423,976
	Synopsys, Inc. (a)	987,900	22,198,113
Software Total			86,853,303
INFORMATION TECHNOLOGY TOTAL			276,230,035
MATERIALS — 8.3%
Chemicals — 3.5%
	Air Products & Chemicals, Inc.	674,200	55,911,406
	Albemarle Corp.	1,053,400	35,552,250
	PPG Industries, Inc.	901,800	53,593,974
Chemicals Total			145,057,630
Containers & Packaging — 2.3%
	Crown Holdings, Inc. (a)	1,639,700	41,271,249
	Packaging Corp. of America	2,690,200	53,588,784
Containers & Packaging Total			94,860,033
Metals & Mining — 1.0%
	United States Steel Corp.	998,900	44,610,874
Metals & Mining Total			44,610,874
Paper & Forest Products — 1.5%
	Weyerhaeuser Co.	1,637,200	63,752,568
Paper & Forest Products Total			63,752,568
MATERIALS TOTAL			348,281,105
TELECOMMUNICATION SERVICES — 0.5%
Diversified Telecommunication Services — 0.5%
	Qwest Communications International, Inc.	5,622,100	20,520,665
Diversified Telecommunication Services Total			20,520,665
TELECOMMUNICATION SERVICES TOTAL			20,520,665
UTILITIES — 9.0%
Electric Utilities — 2.5%
	American Electric Power Co., Inc.	1,139,200	36,670,848
	FPL Group, Inc.	663,000	34,456,110

5

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
	Northeast Utilities	1,316,900	31,750,459
Electric Utilities Total			102,877,417
Independent Power Producers & Energy Traders — 0.2%
	AES Corp. (a)	784,155	9,990,135
Independent Power Producers & Energy Traders Total			9,990,135
Multi-Utilities — 6.3%
	PG&E Corp.	1,286,200	54,457,708
	Public Service Enterprise Group, Inc.	1,255,200	39,363,072
	Sempra Energy	1,284,100	68,237,074
	Wisconsin Energy Corp.	1,121,600	50,584,160
	Xcel Energy, Inc.	2,503,800	50,877,216
Multi-Utilities Total			263,519,230
UTILITIES TOTAL			376,386,782

	Total Common Stocks (cost of $3,925,350,355)		4,082,030,939

Convertible Preferred Stock — 0.5%
MATERIALS — 0.5%
Metals & Mining — 0.5%
	Freeport-McMoRan Copper & Gold, Inc., 6.750%	179,400	21,214,050
Metals & Mining Total			21,214,050
MATERIALS TOTAL			21,214,050

	Total Convertible Preferred Stock (cost of $7,083,817)		21,214,050

		Par ($)
Convertible Bond — 0.2%
FINANCIALS — 0.2%
Real Estate Investment Trusts (REITs) — 0.2%
	Vornado Realty Trust 3.625% 11/15/26	10,743,000	10,743,000
Real Estate Investment Trusts (REITs) Total			10,743,000
FINANCIALS TOTAL			10,743,000

	Total Convertible Bond (cost of $8,582,440)		10,743,000

6

		Par ($)	Value ($)
Short-Term Obligation — 2.4%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/09, due 12/01/09 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 11/15/10, market value $100,725,363 (repurchase proceeds $98,746,219)	98,746,000	98,746,000

	Total Short-Term Obligation (cost of $98,746,000)		98,746,000

	Total Investments — 100.7% (cost of $4,039,762,612)(b)(c)		4,212,733,989

	Other Assets & Liabilities, Net — (0.7)%		(30,391,514)

	Net Assets — 100.0%		4,182,342,475

7

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Total Common Stocks	$4,082,030,939	$—	$—	$4,082,030,939
Total Convertible Preferred Stock	21,214,050	—	—	21,214,050
Total Convertible Bond	—	10,743,000	—	10,743,000
Total Short-Term Obligation	—	98,746,000	—	98,746,000
Total Investments	$4,103,244,989	$109,489,000	$—	$4,212,733,989

The following table reconciles asset balances for the nine month period ending November 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of February 28, 2009	Accrued Discounts/ (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of November 30, 2009
Common Stocks	$1,058	$—	$10,796	$(1,058)	$(10,796)	$—	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)	Non-income producing security.
(b)	Cost for federal income tax purposes is $4,039,762,612.
(c)	Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$621,728,257	$(448,756,880)	$172,971,377

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO

November 30, 2009 (Unaudited)	Columbia Multi-Advisor International Equity Fund

		Shares	Value ($)*
Common Stocks — 96.6%
CONSUMER DISCRETIONARY — 10.9%
Automobiles — 4.7%
	Daimler AG, Registered Shares	569,421	28,875,237
	Dongfeng Motor Group Co., Ltd., Class H	2,210,000	3,377,124
	Fiat SpA (a)	847,498	12,621,613
	Honda Motor Co., Ltd.	449,800	13,906,776
	Nissan Motor Co., Ltd. (a)	510,000	3,698,127
	Toyota Motor Corp.	279,900	11,017,572
Automobiles Total			73,496,449
Distributors — 0.3%
	China Resources Enterprise Ltd.	1,218,000	3,807,341
Distributors Total			3,807,341
Hotels, Restaurants & Leisure — 1.2%
	Accor SA	82,422	4,439,745
	Compass Group PLC	620,639	4,413,676
	Ctrip.com International Ltd., ADR (a)	142,000	10,415,700
Hotels, Restaurants & Leisure Total			19,269,121
Household Durables — 2.2%
	Cyrela Brazil Realty SA	908,990	12,789,549
	Gafisa SA	778,253	12,874,091
	PDG Realty SA Empreendimentos e Participacoes	821,700	8,425,292
Household Durables Total			34,088,932
Leisure Equipment & Products — 0.3%
	Altek Corp.	2,527,000	4,795,706
Leisure Equipment & Products Total			4,795,706
Media — 0.7%
	Daiichikosho Co., Ltd.	201,900	2,387,826
	Publicis Groupe SA	100,632	3,888,555
	Vivendi	174,520	5,055,053
Media Total			11,331,434
Specialty Retail — 1.2%
	Esprit Holdings Ltd.	1,011,486	6,803,797
	Game Group PLC	1,929,456	4,821,650
	USS Co., Ltd.	108,790	6,730,816
Specialty Retail Total			18,356,263

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 0.3%
	Polo Ralph Lauren Corp. (b)	61,820	4,750,867
Textiles, Apparel & Luxury Goods Total			4,750,867
CONSUMER DISCRETIONARY TOTAL			169,896,113
CONSUMER STAPLES — 6.3%
Beverages — 1.3%
	Anheuser-Busch InBev NV	413,196	20,727,032
Beverages Total			20,727,032
Food & Staples Retailing — 2.6%
	FamilyMart Co., Ltd.	349,600	11,485,743
	Koninklijke Ahold NV	403,084	5,439,784
	Matsumotokiyoshi Holdings Co., Ltd.	176,700	4,517,808
	Metro AG	156,258	9,820,506
	Tesco PLC	1,200,173	8,377,293
Food & Staples Retailing Total			39,641,134
Food Products — 1.9%
	JBS SA	756,000	4,134,207
	Nestle SA, Registered Shares	435,528	20,602,697
	Toyo Suisan Kaisha Ltd.	168,000	4,555,929
Food Products Total			29,292,833
Household Products — 0.5%
	Reckitt Benckiser Group PLC	160,701	8,209,449
Household Products Total			8,209,449
CONSUMER STAPLES TOTAL			97,870,448
ENERGY — 10.9%
Energy Equipment & Services — 2.2%
	Noble Corp.	129,060	5,331,469
	Shinko Plantech Co., Ltd.	340,100	3,452,842
	Transocean Ltd. (a)	291,496	24,890,843
Energy Equipment & Services Total			33,675,154
Oil, Gas & Consumable Fuels — 8.7%
	AWE Ltd.	2,211,450	5,419,740
	BP PLC	2,052,252	19,503,133
	CNOOC Ltd.	5,442,089	8,414,826
	ENI SpA	370,165	9,182,283
	OGX Petroleo e Gas Participacoes SA	15,200	12,857,788
	Petroleo Brasileiro SA, ADR	322,370	16,531,133
	Reliance Industries Ltd., GDR (c)	296,800	13,563,760
	Repsol YPF SA	176,340	4,872,630

2

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	Royal Dutch Shell PLC, Class B	651,745	18,738,377
	Total SA	322,097	19,956,028
	Yanzhou Coal Mining Co., Ltd., Class H	2,948,000	5,914,521
Oil, Gas & Consumable Fuels Total			134,954,219
ENERGY TOTAL			168,629,373
FINANCIALS — 27.7%
Capital Markets — 3.3%
	Credit Suisse Group AG, Registered Shares	492,399	25,734,703
	Daiwa Securities Group, Inc.	1,853,000	9,884,037
	Intermediate Capital Group PLC	1,304,612	5,832,768
	Julius Baer Group Ltd.	177,602	5,898,162
	Tokai Tokyo Financial Holdings	1,133,000	3,985,888
Capital Markets Total			51,335,558
Commercial Banks — 16.5%
	Australia & New Zealand Banking Group Ltd.	509,760	10,323,624
	Banco Bilbao Vizcaya Argentaria SA	1,669,850	31,671,965
	Banco Santander SA	1,593,768	27,505,257
	Bangkok Bank PCL, Foreign Registered Shares	1,108,600	3,774,451
	Bank of China Ltd., Class H	7,283,000	4,092,454
	Barclays PLC	2,611,309	12,868,618
	BNP Paribas	247,273	20,595,187
	Commonwealth Bank of Australia	128,915	6,223,770
	DBS Group Holdings Ltd.	941,000	9,761,644
	HSBC Holdings PLC (Hong Kong Reg.)	2,018,836	23,649,360
	HSBC Holdings PLC	2,513,226	29,472,524
	ICICI Bank Ltd., ADR	440,020	16,368,744
	Itau Unibanco Holding SA, ADR	392,962	8,743,405
	Mizuho Financial Group, Inc.	4,955,000	9,156,614
	National Australia Bank Ltd.	159,441	4,171,605
	National Bank of Greece SA (a)	207,462	6,134,588
	National Bank of Pakistan	3,449,677	3,001,046
	Standard Chartered PLC	333,103	8,188,987
	Sumitomo Mitsui Financial Group, Inc.	181,400	6,029,208
	Svenska Handelsbanken AB, Class A	178,301	5,118,967
	Toronto-Dominion Bank	85,100	5,358,865
	UniCredit SpA (a)	971,339	3,350,785
Commercial Banks Total			255,561,668

3

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Consumer Finance — 0.3%
	Hitachi Capital Corp.	323,600	4,263,026
Consumer Finance Total			4,263,026
Diversified Financial Services — 0.4%
	ING Groep NV (a)	566,939	5,348,913
Diversified Financial Services Total			5,348,913
Insurance — 3.4%
	Allianz SE, Registered Shares	36,347	4,487,941
	Baloise Holding AG, Registered Shares	87,293	7,316,801
	Brit Insurance Holdings PLC	1,827,845	5,594,947
	Lincoln National Corp.	127,073	2,911,242
	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	63,495	9,944,601
	Sampo Oyj, Class A	258,195	6,156,998
	XL Capital Ltd., Class A	271,734	4,975,450
	Zurich Financial Services AG, Registered Shares	53,175	11,533,270
Insurance Total			52,921,250
Real Estate Investment Trusts (REITs) — 0.6%
	Japan Retail Fund Investment Corp.	1,352	5,878,068
	Wereldhave NV	41,033	4,029,669
Real Estate Investment Trusts (REITs) Total			9,907,737
Real Estate Management & Development — 3.2%
	CapitaLand Ltd.	5,708,500	16,675,217
	Cheung Kong Holdings Ltd.	1,468,000	18,488,922
	Hang Lung Properties Ltd.	1,110,000	4,027,914
	Hongkong Land Holdings Ltd.	1,455,000	7,249,121
	Leopalace21 Corp. (a)	835,700	3,203,815
Real Estate Management & Development Total			49,644,989
FINANCIALS TOTAL			428,983,141
HEALTH CARE — 7.4%
Biotechnology — 1.1%
	Actelion Ltd., Registered Shares (a)	69,461	4,089,137
	CSL Ltd.	472,569	13,643,770
Biotechnology Total			17,732,907
Health Care Equipment & Supplies — 0.9%
	Covidien PLC	185,100	8,666,382
	Miraca Holdings, Inc.	163,200	5,200,869
Health Care Equipment & Supplies Total			13,867,251

4

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Life Sciences Tools & Services — 0.8%
	Lonza Group AG, Registered Shares	149,582	11,654,026
Life Sciences Tools & Services Total			11,654,026
Pharmaceuticals — 4.6%
	Astellas Pharma, Inc.	91,500	3,356,735
	AstraZeneca PLC	113,786	5,088,211
	Novartis AG, Registered Shares	379,149	21,052,834
	Novo-Nordisk A/S, Class B	186,216	12,451,638
	Sanofi-Aventis SA	219,631	16,607,851
	Santen Pharmaceutical Co., Ltd.	133,200	4,507,811
	Teva Pharmaceutical Industries Ltd., ADR	170,045	8,976,675
Pharmaceuticals Total			72,041,755
HEALTH CARE TOTAL			115,295,939
INDUSTRIALS — 10.6%
Aerospace & Defense — 0.3%
	BAE Systems PLC	855,619	4,629,648
Aerospace & Defense Total			4,629,648
Airlines — 0.2%
	Turk Hava Yollari A.O.	1,155,071	3,688,148
Airlines Total			3,688,148
Building Products — 0.6%
	Daikin Industries Ltd.	246,288	8,758,492
Building Products Total			8,758,492
Commercial Services & Supplies — 0.1%
	Aeon Delight Co., Ltd.	148,300	1,952,645
Commercial Services & Supplies Total			1,952,645
Construction & Engineering — 1.5%
	COMSYS Holdings Corp.	244,300	2,366,713
	JGC Corp.	202,000	3,742,835
	Maire Tecnimont SpA	1,126,695	3,708,054
	Monadelphous Group Ltd.	266,116	3,142,946
	Toyo Engineering Corp.	878,000	2,677,794
	Vinci SA	131,042	7,291,219
Construction & Engineering Total			22,929,561
Electrical Equipment — 4.2%
	ABB Ltd., Registered Shares (a)	440,924	8,140,706
	Alstom SA	208,814	14,727,065
	Gamesa Corp., Tecnologica SA	319,681	6,144,447
	Schneider Electric SA	133,518	14,722,272
	Vestas Wind Systems A/S (a)	309,892	21,779,505
Electrical Equipment Total			65,513,995

5

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Industrial Conglomerates — 0.9%
	DCC PLC	154,533	4,177,151
	Siemens AG, Registered Shares	69,428	6,819,323
	Tyco International Ltd.	84,165	3,018,998
Industrial Conglomerates Total			14,015,472
Machinery — 0.2%
	Demag Cranes AG	103,125	3,658,744
Machinery Total			3,658,744
Professional Services — 0.7%
	Atkins WS PLC	607,095	5,996,698
	Teleperformance	117,483	3,907,922
Professional Services Total			9,904,620
Trading Companies & Distributors — 1.9%
	Marubeni Corp.	3,301,000	17,411,322
	Mitsui & Co., Ltd.	504,000	6,615,029
	Noble Group Ltd.	2,109,000	4,738,230
Trading Companies & Distributors Total			28,764,581
INDUSTRIALS TOTAL			163,815,906
INFORMATION TECHNOLOGY — 5.9%
Electronic Equipment, Instruments & Components — 1.3%
	FUJIFILM Holdings Corp.	124,700	3,398,975
	HON HAI Precision Industry Co., Ltd.	2,957,337	12,516,716
	Venture Corp., Ltd.	662,000	3,923,335
Electronic Equipment, Instruments & Components Total			19,839,026
Internet Software & Services — 1.0%
	Baidu, Inc., ADR (a)	23,639	10,253,180
	Tencent Holdings Ltd.	259,400	4,791,744
Internet Software & Services Total			15,044,924
IT Services — 0.4%
	Cap Gemini SA	93,352	4,338,049
	Redecard SA	132,900	2,028,892
IT Services Total			6,366,941
Office Electronics — 0.2%
	Canon, Inc.	96,300	3,680,682
Office Electronics Total			3,680,682
Semiconductors & Semiconductor Equipment — 1.7%
	ASML Holding NV	276,561	8,551,219
	Infineon Technologies AG (a)	2,152,836	10,439,624

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Sumco Corp.	241,800	4,089,171
	United Microelectronics Corp., ADR (a)	912,573	3,093,623
Semiconductors & Semiconductor Equipment Total			26,173,637
Software — 1.3%
	Autonomy Corp. PLC (a)	367,553	8,663,124
	Longtop Financial Technologies Ltd., ADR (a)	158,337	5,606,713
	Nintendo Co., Ltd.	15,700	3,842,521
	NSD Co., Ltd.	247,700	2,663,649
Software Total			20,776,007
INFORMATION TECHNOLOGY TOTAL			91,881,217
MATERIALS — 7.4%
Chemicals — 3.4%
	Akzo Nobel NV	126,117	8,038,687
	BASF SE	401,997	24,405,163
	Clariant AG, Registered Shares (a)	347,531	3,660,998
	Kansai Paint Co., Ltd.	849,000	7,342,903
	Makhteshim-Agan Industries Ltd.	1,060,375	5,185,907
	Novozymes A/S, Class B	47,217	4,787,307
Chemicals Total			53,420,965
Construction Materials — 1.1%
	Cemex SAB de CV, ADR (a)	1,547,204	17,467,933
Construction Materials Total			17,467,933
Metals & Mining — 2.7%
	BlueScope Steel Ltd.	1,928,275	4,774,242
	Eastern Platinum Ltd. (a)	4,427,500	3,901,436
	First Quantum Minerals Ltd.	31,328	2,443,845
	ThyssenKrupp AG	248,948	9,109,203
	Vale SA, ADR	623,400	17,872,878
	Yamato Kogyo Co., Ltd.	108,100	3,363,795
Metals & Mining Total			41,465,399
Paper & Forest Products — 0.2%
	Svenska Cellulosa AB, Class B	179,174	2,479,640
Paper & Forest Products Total			2,479,640
MATERIALS TOTAL			114,833,937
TELECOMMUNICATION SERVICES — 5.4%
Diversified Telecommunication Services — 4.2%
	BCE, Inc.	223,100	5,901,982
	France Telecom SA	239,222	6,228,761
	Nippon Telegraph & Telephone Corp.	161,900	6,980,175
	Tele2 AB, Class B	397,489	6,120,168

7

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
	Telefonica SA	1,248,177	35,940,373
	Telenor ASA (a)	307,100	4,185,674
Diversified Telecommunication Services Total			65,357,133
Wireless Telecommunication Services — 1.2%
	Softbank Corp.	218,100	5,188,669
	Vodafone Group PLC	6,030,322	13,636,155
Wireless Telecommunication Services Total			18,824,824
TELECOMMUNICATION SERVICES TOTAL			84,181,957
UTILITIES — 4.1%
Electric Utilities — 2.1%
	E.ON AG	220,547	8,770,039
	Enel SpA	1,769,360	10,600,594
	Fortum Oyj	280,122	7,129,471
	Okinawa Electric Power Co., Inc.	100,000	6,104,919
Electric Utilities Total			32,605,023
Independent Power Producers & Energy Traders — 0.3%
	Drax Group PLC	730,843	4,947,669
Independent Power Producers & Energy Traders Total			4,947,669
Multi-Utilities — 1.3%
	AGL Energy Ltd.	508,982	6,448,073
	RWE AG	142,028	13,079,941
Multi-Utilities Total			19,528,014
Water Utilities — 0.4%
	Cia de Saneamento Basico do Estado de Sao Paulo	172,400	3,103,298
	Guangdong Investment Ltd.	5,516,000	3,079,560
Water Utilities Total			6,182,858
UTILITIES TOTAL			63,263,564

	Total Common Stocks (cost of $1,209,439,427)		1,498,651,595
Investment Company — 0.5%
	iShares MSCI EAFE Index Fund	136,135	7,544,602

	Total Investment Company (cost of $7,414,116)		7,544,602

8

		Units	Value ($)
Rights — 0.1%
FINANCIALS — 0.1%
Diversified Financial Services — 0.1%
ING Groep NV
	Expires 12/15/09 (a)	566,939	1,404,625
Diversified Financial Services Total			1,404,625
FINANCIALS TOTAL			1,404,625

	Total Rights (cost of $1,137,864)		1,404,625

		Par ($)
Short-Term Obligation — 1.2%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/09, due 12/01/09 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 06/15/12, market value $18,863,550 (repurchase proceeds $18,490,041)	18,490,000	18,490,000

	Total Short-Term Obligation (cost of $18,490,000)		18,490,000

	Total Investments — 98.4% (cost of $1,236,481,407)(d)(e)		1,526,090,822

	Other Assets & Liabilities, Net — 1.6%		24,167,759

	Net Assets — 100.0%		1,550,258,581

9

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities and exchange-traded funds are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Written options are value at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

10

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$49,255,499	$120,640,614	$—	$169,896,113
Consumer Staples	4,134,207	93,736,241	—	97,870,448
Energy	73,174,993	95,454,380	—	168,629,373
Financials	45,606,828	383,376,313	—	428,983,141
Health Care	17,643,057	97,652,882	—	115,295,939
Industrials	3,018,998	160,796,908	—	163,815,906
Information Technology	20,982,408	70,898,809	—	91,881,217
Materials	41,686,092	73,147,845	—	114,833,937
Telecommunication Services	5,901,982	78,279,975	—	84,181,957
Utilities	3,103,298	60,160,266	—	63,263,564
Total Common Stocks	264,507,362	1,234,144,233	—	1,498,651,595
Total Investment Company	7,544,602	—	—	7,544,602
Total Rights	—	1,404,625	—	1,404,625
Total Short-Term Obligation	—	18,490,000	—	18,490,000
Total Investments	272,051,964	1,254,038,858	—	1,526,090,822
Total Written Call Option Contracts	14,832	—	—	14,832
Unrealized Appreciation (Depreciation) on Forward Foreign Currency Exchange Contracts	—	308,519	—	308,519
Total	$272,066,796	$1,254,347,377	$—	$1,526,414,173

The Fund’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

The following table reconciles asset balances for the nine month period ending November 30, 2009, in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of February 28, 2009	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of November 30, 2009

Rights	$419,147	$—	$—	$—	$—	$(419,147)	$—

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)	Non-income producing security.

11

(b)	All or a portion of this security is pledged as collateral for written option contracts.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally on a foreign exchange or to qualified institutional buyers. At November 30, 2009, this security, which is not illiquid, amounted to $13,563,760 which represents 0.9% of net assets.

(d)	Cost for federal income tax purposes is $1,236,481,407.
(e)	Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$314,637,883	$(25,028,468)	$289,609,415

At November 30, 2009, the Fund had the following written call option contracts:

Risk Exposure/Type
Equity Risk
Written Call Options

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value
Polo Ralph Lauren Corp.	$85.0	618	12/19/09	$75,394	$14,832
Total written call options (proceeds $75,394)

For the nine months ended November 30, 2009, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at February 28, 2009	—	$—
Options written	1,236	81,592
Options terminated in closing purchase transactions	(618)	(6,198)
Options exercised	—	—
Options expired	—	—
Options outstanding at November 30, 2009	618	$75,394

12

Forward foreign currency exchange contracts outstanding on November 30, 2009 are: Foreign Exchange Rate Risk

Forward Foreign Currency Exchange Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation/ Depreciation
AUD	$21,996,523	$21,778,459	12/22/09	$218,064
EUR	51,193,787	50,454,920	12/22/09	738,867
EUR	1,477,437	1,464,094	12/22/09	13,343
GBP	11,486,332	11,500,023	12/22/09	(13,691)
GBP	3,625,358	3,649,758	12/22/09	(24,400)
GBP	9,949,997	9,956,775	12/22/09	(6,778)
JPY	3,142,106	3,060,759	12/22/09	81,347
JPY	3,760,705	3,663,342	12/22/09	97,363
JPY	2,833,744	2,835,019	12/22/09	(1,275)
NOK	7,245,720	7,247,081	12/22/09	(1,361)
				$1,101,479

Forward Foreign Currency Exchange Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation/ Depreciation
CAD	$12,457,763	$12,253,267	12/22/09	$(204,496)
CAD	2,172,623	2,186,287	12/22/09	13,664
CHF	17,579,435	17,278,501	12/22/09	(300,934)
EUR	9,939,667	9,942,115	12/22/09	2,448
ILS	5,729,807	5,767,119	12/22/09	37,312
JPY	3,760,705	3,557,415	12/22/09	(203,290)
NOK	2,486,722	2,486,401	12/22/09	(321)
PHP	2,122,682	2,126,011	12/22/09	3,329
SGD	4,364,460	4,318,799	12/22/09	(45,661)
THB	3,616,960	3,586,074	12/22/09	(30,886)
TWD	7,226,647	7,176,939	12/22/09	(49,708)
TWD	2,193,947	2,179,530	12/22/09	(14,417)
				$(792,960)

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
GDR	Global Depositary Receipt
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thailand Baht
TWD	New Taiwan Dollar

13

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia Overseas Value Fund

		Shares	Value ($)*
Common Stocks — 99.7%
CONSUMER DISCRETIONARY — 7.3%
Auto Components — 0.6%
	Nippon Seiki Co., Ltd.	6,000	51,039
Auto Components Total			51,039
Automobiles — 2.3%
	Dongfeng Motor Group Co., Ltd., Class H	18,000	27,506
	Nissan Motor Co., Ltd. (a)	5,400	39,157
	Toyota Motor Corp.	2,900	114,151
Automobiles Total			180,814
Leisure Equipment & Products — 0.5%
	Altek Corp.	23,000	43,649
Leisure Equipment & Products Total			43,649
Media — 1.6%
	Daiichikosho Co., Ltd.	5,700	67,413
	Vivendi	2,067	59,871
Media Total			127,284
Specialty Retail — 1.6%
	Game Group PLC	21,899	54,725
	USS Co., Ltd.	1,140	70,532
Specialty Retail Total			125,257
Textiles, Apparel & Luxury Goods — 0.7%
	LG Fashion Corp.	1,120	28,230
	Polo Ralph Lauren Corp. (b)	395	30,356
Textiles, Apparel & Luxury Goods Total			58,586
CONSUMER DISCRETIONARY TOTAL			586,629
CONSUMER STAPLES — 2.5%
Food & Staples Retailing — 1.8%
	FamilyMart Co., Ltd.	1,196	39,293
	Koninklijke Ahold NV	4,578	61,782
	Matsumotokiyoshi Holdings Co., Ltd.	1,900	48,579
Food & Staples Retailing Total			149,654
Food Products — 0.7%
	Toyo Suisan Kaisha Ltd.	2,000	54,237
Food Products Total			54,237
CONSUMER STAPLES TOTAL			203,891
ENERGY — 13.0%
Energy Equipment & Services — 1.2%
	Noble Corp.	854	35,279
	Shinko Plantech Co., Ltd.	6,000	60,915
Energy Equipment & Services Total			96,194

1

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
Oil, Gas & Consumable Fuels — 11.8%
	AWE Ltd. (a)	25,449	62,370
	BP PLC	23,423	222,595
	ENI SpA	4,118	102,151
	Repsol YPF SA	2,385	65,902
	Royal Dutch Shell PLC, Class B	7,447	214,109
	Total SA	3,560	220,565
	Yanzhou Coal Mining Co., Ltd., Class H	30,000	60,189
Oil, Gas & Consumable Fuels Total			947,881
ENERGY TOTAL			1,044,075
FINANCIALS — 35.9%
Capital Markets — 1.4%
	Intermediate Capital Group PLC	14,737	65,887
	Tokai Tokyo Financial Holdings	13,000	45,734
Capital Markets Total			111,621
Commercial Banks — 22.2%
	Australia & New Zealand Banking Group Ltd.	5,779	117,036
	Banco Bilbao Vizcaya Argentaria SA	10,387	197,010
	Banco Santander SA	17,961	309,971
	Bangkok Bank PCL, Foreign Registered Shares	11,800	40,175
	Bank of China Ltd., Class H	89,000	50,011
	Barclays PLC	30,358	149,605
	BNP Paribas	1,114	92,784
	Commonwealth Bank of Australia	1,511	72,948
	DBS Group Holdings Ltd.	11,000	114,111
	HSBC Holdings PLC	22,533	264,244
	National Australia Bank Ltd.	1,760	46,049
	National Bank of Greece SA (a)	2,296	67,892
	National Bank of Pakistan	37,615	32,723
	Sumitomo Mitsui Financial Group, Inc.	1,900	63,150
	Svenska Handelsbanken AB, Class B	1,999	57,391
	Toronto-Dominion Bank	1,000	62,971
	UniCredit SpA (a)	10,931	37,708
Commercial Banks Total			1,775,779
Consumer Finance — 0.6%
	Hitachi Capital Corp.	3,900	51,378
Consumer Finance Total			51,378

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Diversified Financial Services — 0.8%
	ING Groep NV (a)	6,479	61,127
Diversified Financial Services Total			61,127
Insurance — 7.4%
	Allianz SE, Registered Shares	419	51,736
	Baloise Holding AG, Registered Shares	917	76,862
	Brit Insurance Holdings PLC	20,672	63,276
	Lincoln National Corp.	1,755	40,207
	Muenchener Rueckversicherungs-Gesellschaft AG, Registered Shares	717	112,297
	Sampo Oyj, Class A	2,895	69,035
	XL Capital Ltd., Class A	2,995	54,838
	Zurich Financial Services AG, Registered Shares	589	127,750
Insurance Total			596,001
Real Estate Investment Trusts (REITs) — 1.3%
	Japan Retail Fund Investment Corp.	15	65,215
	Kiwi Income Property Trust	56,117	41,299
Real Estate Investment Trusts (REITs) Total			106,514
Real Estate Management & Development — 2.2%
	Cheung Kong Holdings Ltd.	5,000	62,973
	Hongkong Land Holdings Ltd.	16,000	79,716
	Leopalace21 Corp. (a)	8,700	33,353
Real Estate Management & Development Total			176,042
FINANCIALS TOTAL			2,878,462
HEALTH CARE — 5.0%
Health Care Equipment & Supplies — 0.7%
	Miraca Holdings, Inc.	1,800	57,363
Health Care Equipment & Supplies Total			57,363
Life Sciences Tools & Services — 0.5%
	Tecan Group AG, Registered Shares	576	39,539
Life Sciences Tools & Services Total			39,539
Pharmaceuticals — 3.8%
	AstraZeneca PLC	1,343	60,055
	Sanofi-Aventis SA	2,496	188,740

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	Santen Pharmaceutical Co., Ltd.	1,500	50,764
Pharmaceuticals Total			299,559
HEALTH CARE TOTAL			396,461
INDUSTRIALS — 10.5%
Aerospace & Defense — 0.7%
	BAE Systems PLC	9,847	53,281
Aerospace & Defense Total			53,281
Airlines — 0.5%
	Turk Hava Yollari A.O.	12,883	41,135
Airlines Total			41,135
Commercial Services & Supplies — 0.7%
	Aeon Delight Co., Ltd.	4,300	56,618
Commercial Services & Supplies Total			56,618
Construction & Engineering — 2.9%
	Macmahon Holdings Ltd.	91,556	48,489
	Maire Tecnimont SpA	12,341	40,616
	Toyo Engineering Corp.	16,000	48,798
	Vinci SA	1,701	94,644
Construction & Engineering Total			232,547
Electrical Equipment — 0.9%
	Schneider Electric SA	648	71,451
Electrical Equipment Total			71,451
Industrial Conglomerates — 1.9%
	DCC PLC	1,769	47,817
	Siemens AG, Registered Shares	603	59,228
	Tyco International Ltd.	1,189	42,649
Industrial Conglomerates Total			149,694
Machinery — 0.6%
	Demag Cranes AG	1,266	44,916
Machinery Total			44,916
Professional Services — 1.4%
	Atkins WS PLC	6,972	68,867
	Teleperformance	1,322	43,975
Professional Services Total			112,842

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Trading Companies & Distributors — 0.9%
	Mitsui & Co., Ltd.	5,700	74,813
Trading Companies & Distributors Total			74,813
INDUSTRIALS TOTAL			837,297
INFORMATION TECHNOLOGY — 3.4%
Electronic Equipment, Instruments & Components — 0.5%
	FUJIFILM Holdings Corp.	1,400	38,160
Electronic Equipment, Instruments & Components Total			38,160
IT Services — 0.8%
	Cap Gemini SA	860	39,964
	Redecard SA	1,300	19,846
IT Services Total			59,810
Office Electronics — 0.5%
	Canon, Inc.	1,100	42,043
Office Electronics Total			42,043
Semiconductors & Semiconductor Equipment — 1.0%
	Macronix International	99,267	48,639
	United Microelectronics Corp., ADR (a)	8,463	28,690
Semiconductors & Semiconductor Equipment Total			77,329
Software — 0.6%
	NSD Co., Ltd.	4,800	51,617
Software Total			51,617
INFORMATION TECHNOLOGY TOTAL			268,959
MATERIALS — 5.2%
Chemicals — 2.9%
	BASF SE	763	46,322
	Capro Corp. (a)	7,720	59,707
	Kansai Paint Co., Ltd.	9,000	77,840
	Makhteshim-Agan Industries Ltd.	9,737	47,620
Chemicals Total			231,489
Metals & Mining — 2.0%
	BlueScope Steel Ltd.	20,308	50,281
	Eastern Platinum Ltd. (a)	53,000	46,702
	First Quantum Minerals Ltd.	346	26,991
	Yamato Kogyo Co., Ltd.	1,200	37,341
Metals & Mining Total			161,315

5

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
Paper & Forest Products — 0.3%
	Svenska Cellulosa AB, Class A	1,996	27,623
Paper & Forest Products Total			27,623
MATERIALS TOTAL			420,427
TELECOMMUNICATION SERVICES — 7.7%
Diversified Telecommunication Services — 5.1%
	BCE, Inc.	2,520	66,665
	France Telecom SA	2,631	68,505
	Nippon Telegraph & Telephone Corp.	1,900	81,917
	Tele2 AB, Class B	4,665	71,827
	Telefonica O2 Czech Republic AS	3,048	73,546
	Telenor ASA (a)	3,400	46,341
Diversified Telecommunication Services Total			408,801
Wireless Telecommunication Services — 2.6%
	Softbank Corp.	2,400	57,097
	Vodafone Group PLC	68,403	154,677
Wireless Telecommunication Services Total			211,774
TELECOMMUNICATION SERVICES TOTAL			620,575
UTILITIES — 9.2%
Electric Utilities — 4.5%
	E.ON AG	2,293	91,181
	Enel SpA	19,680	117,907
	Fortum Oyj	3,141	79,942
	Okinawa Electric Power Co., Inc.	1,200	73,259
Electric Utilities Total			362,289
Independent Power Producers & Energy Traders — 1.2%
	Drax Group PLC	8,386	56,772
	Energy Development Corp.	445,000	38,464
Independent Power Producers & Energy Traders Total			95,236
Multi-Utilities — 2.6%
	AGL Energy Ltd.	5,077	64,318
	RWE AG	1,579	145,417
Multi-Utilities Total			209,735
Water Utilities — 0.9%
	Cia de Saneamento Basico do Estado de Sao Paulo	1,800	32,401

6

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
	Guangdong Investment Ltd.	62,000	34,614
Water Utilities Total			67,015
UTILITIES TOTAL			734,275

	Total Common Stocks (cost of $7,798,299)		7,991,051

		Units
Rights — 0.2%
FINANCIALS — 0.2%
Diversified Financial Services — 0.2%
ING Groep NV
	Expires 12/15/09 (a)	6,479	16,052
Diversified Financial Services Total			16,052
FINANCIALS TOTAL			16,052

	Total Rights (cost of $48,109)		16,052

	Total Investments — 99.9% (cost of $7,846,408) (c)(d)		8,007,103

	Other Assets & Liabilities, Net — 0.1%		9,318

	Net Assets — 100.0%		8,016,421

7

Notes to Investment Portfolio:
*

Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Written options are valued at the last reported sale price, or in the absence of a sale, at the last quoted ask price.

Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$30,356	$556,273	$—	$586,629
Consumer Staples	—	203,891	—	203,891
Energy	35,279	1,008,796	—	1,044,075
Financials	237,732	2,640,730	—	2,878,462
Health Care	—	396,461	—	396,461
Industrials	42,649	794,648	—	837,297
Information Technology	48,536	220,423	—	268,959
Materials	73,693	346,734	—	420,427
Telecommunication Services	66,665	553,910	—	620,575
Utilities	32,401	701,874	—	734,275
Total Common Stocks	567,311	7,423,740	—	7,991,051
Total Rights	—	16,052	—	16,052
Total Investments	567,311	7,439,792	—	8,007,103
Total Written Call Options Contracts	72	—	—	72
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	32,830	—	32,830
Total	$567,383	$7,472,622	$—	$8,040,005

The Fund’s assets assigned to Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a)	Non-income producing security.
(b)	All or a portion of this security is pledged as collateral for open written options contracts.
(c)	Cost for federal income tax purposes is $7,846,408.
(d)	Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$1,019,495	$(858,800)	$160,695

9

Forward foreign currency exchange contracts outstanding on November 30, 2009, are:

Risk Exposure/ Type
Foreign Exchange Rate Risk

Forward Foreign Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
AUD	$267,838	$255,095	12/22/09	$12,743
CHF	79,658	79,645	12/22/09	13
EUR	872,348	846,499	12/22/09	25,849
GBP	251,670	248,264	12/22/09	3,406
JPY	222,525	214,056	12/22/09	8,469
NOK	81,693	79,759	12/22/09	1,934
				$52,414

Forward Foreign Currency Contracts to Sell	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	$24,681	$24,416	12/22/09	$(265)
CAD	169,603	166,853	12/22/09	(2,750)
CHF	247,934	239,037	12/22/09	(8,897)
CZK	79,605	79,188	12/22/09	(417)
EUR	261,254	258,997	12/22/09	(2,257)
ILS	55,858	56,110	12/22/09	252
JPY	149,380	144,362	12/22/09	(5,018)
KRW	89,215	88,220	12/22/09	(995)
NOK	27,994	27,977	12/22/09	(17)
NZD	32,189	32,194	12/22/09	5
PHP	39,895	40,017	12/22/09	122
THB	48,363	47,980	12/22/09	(383)
TWD	127,492	128,528	12/22/09	1,036
				$(19,584)

10

At November 30, 2009, the Fund held the following written call option contracts:

Risk Exposure/ Type
Equity Risk
Written Call Options

Name of Issuer	Strike Price	Number of Contracts	Expiration Date	Premium	Value

Polo Ralph Lauren Corp.	$85	3	12/19/09	$366	$72

Total written call options: (proceeds $366)					$72

For the nine months ended November 30, 2009, transactions in written option contracts were as follows:

	Number of contracts	Premium received
Options outstanding at February 28, 2009	—	$—
Options written	78	3,187
Options terminated in closing purchase transactions	(3)	(30)
Options exercised	(29)	(1,618)
Options expired	(43)	(1,173)
Options outstanding at November 30, 2009	3	$366

Acronym	Name

ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	Pound Sterling
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Pesos
THB	Thailand Baht
TWD	New Taiwan Dollar

11

INVESTMENT PORTFOLIO

November 30, 2009 (Unaudited)	Columbia Small Cap Growth Fund II

		Shares	Value ($)*
Common Stocks — 98.2%
CONSUMER DISCRETIONARY — 16.2%
Diversified Consumer Services — 1.5%
	Brink’s Home Security Holdings, Inc. (a)	65,640	2,147,741
	Corinthian Colleges, Inc. (a)	189,290	2,805,278
Diversified Consumer Services Total			4,953,019
Hotels, Restaurants & Leisure — 4.2%
	Ameristar Casinos, Inc.	149,480	2,597,963
	Bally Technologies, Inc. (a)	74,940	3,112,258
	DineEquity, Inc. (a)	124,520	2,653,521
	Red Robin Gourmet Burgers, Inc. (a)	108,090	1,687,285
	Scientific Games Corp., Class A (a)	173,280	2,451,912
	Vail Resorts, Inc. (a)	52,480	2,035,699
Hotels, Restaurants & Leisure Total			14,538,638
Household Durables — 1.5%
	Tempur-Pedic International, Inc. (a)	133,280	2,872,184
	Tupperware Brands Corp.	51,620	2,402,911
Household Durables Total			5,275,095
Internet & Catalog Retail — 0.6%
	NutriSystem, Inc.	79,040	1,952,288
Internet & Catalog Retail Total			1,952,288
Media — 2.1%
	Knology, Inc. (a)	554,874	5,471,057
	LodgeNet Interactive Corp. (a)	413,630	1,857,199
Media Total			7,328,256
Specialty Retail — 2.9%
	hhgregg, Inc. (a)	113,950	2,204,933
	J Crew Group, Inc. (a)	60,810	2,602,060
	Pier 1 Imports, Inc. (a)	374,660	1,419,961
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	62,510	1,027,039
	Vitamin Shoppe, Inc. (a)	41,152	761,312
	Wet Seal, Inc., Class A (a)	658,160	1,915,246
Specialty Retail Total			9,930,551
Textiles, Apparel & Luxury Goods — 3.4%
	Fossil, Inc. (a)	101,500	3,131,275
	Iconix Brand Group, Inc. (a)	330,070	3,716,588
	True Religion Apparel, Inc. (a)	159,620	2,943,393

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
	Warnaco Group, Inc. (a)	49,150	2,000,896
Textiles, Apparel & Luxury Goods Total			11,792,152
CONSUMER DISCRETIONARY TOTAL			55,769,999
CONSUMER STAPLES — 3.6%
Food & Staples Retailing — 0.6%
	Casey’s General Stores, Inc.	64,540	1,974,278
Food & Staples Retailing Total			1,974,278
Food Products — 1.8%
	American Italian Pasta Co., Class A (a)	107,307	3,422,020
	Darling International, Inc. (a)	366,398	2,608,754
Food Products Total			6,030,774
Household Products — 0.7%
	Central Garden & Pet Co., Class A (a)	293,560	2,421,870
Household Products Total			2,421,870
Personal Products — 0.5%
	Nu Skin Enterprises, Inc., Class A	69,578	1,863,299
Personal Products Total			1,863,299
CONSUMER STAPLES TOTAL			12,290,221
ENERGY — 3.9%
Energy Equipment & Services — 0.4%
	Pioneer Drilling Co. (a)	208,123	1,261,225
Energy Equipment & Services Total			1,261,225
Oil, Gas & Consumable Fuels — 3.5%
	Arena Resources, Inc. (a)	51,920	2,123,009
	Atlas Energy, Inc.	80,640	2,072,448
	Comstock Resources, Inc. (a)	71,030	2,637,344
	Contango Oil & Gas Co. (a)	40,930	1,816,473
	GMX Resources, Inc. (a)	103,244	1,205,890
	Resolute Energy Corp. (a)	54,995	596,696
	Stone Energy Corp. (a)	87,470	1,654,058
Oil, Gas & Consumable Fuels Total			12,105,918
ENERGY TOTAL			13,367,143
FINANCIALS — 5.8%
Capital Markets — 2.9%
	Evercore Partners, Inc., Class A	60,508	1,876,353
	FBR Capital Markets Corp. (a)	164,650	1,032,356
	Greenhill & Co., Inc.	15,090	1,232,098
	Stifel Financial Corp. (a)	64,894	3,486,106

2

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Waddell & Reed Financial, Inc., Class A	85,310	2,485,080
Capital Markets Total			10,111,993
Commercial Banks — 0.6%
	Pinnacle Financial Partners, Inc. (a)	169,769	2,004,972
Commercial Banks Total			2,004,972
Diversified Financial Services — 1.2%
	Portfolio Recovery Associates, Inc. (a)	94,041	4,234,666
Diversified Financial Services Total			4,234,666
Insurance — 0.3%
	Platinum Underwriters Holdings Ltd.	27,890	984,238
Insurance Total			984,238
Real Estate Investment Trusts (REITs) — 0.8%
	Home Properties, Inc.	57,542	2,585,362
Real Estate Investment Trusts (REITs) Total			2,585,362
FINANCIALS TOTAL			19,921,231
HEALTH CARE — 23.9%
Biotechnology — 10.0%
	Alexion Pharmaceuticals, Inc. (a)	75,380	3,418,483
	Alkermes, Inc. (a)	261,770	2,350,695
	BioMarin Pharmaceuticals, Inc. (a)	148,591	2,453,237
	Human Genome Sciences, Inc. (a)	166,617	4,635,285
	Immunogen, Inc. (a)	211,337	1,665,336
	Incyte Corp. Ltd. (a)	111,000	924,630
	Isis Pharmaceuticals, Inc. (a)	165,290	1,770,256
	Martek Biosciences Corp. (a)	86,720	1,508,928
	Onyx Pharmaceuticals, Inc. (a)	111,123	3,179,229
	Regeneron Pharmaceuticals, Inc. (a)	147,814	2,712,387
	Rigel Pharmaceuticals, Inc. (a)	251,612	1,904,703
	Savient Pharmaceuticals, Inc. (a)	122,792	1,649,097
	Seattle Genetics, Inc. (a)	246,973	2,291,909
	Theravance, Inc. (a)	108,670	1,430,097
	United Therapeutics Corp. (a)	59,894	2,730,567
Biotechnology Total			34,624,839
Health Care Equipment & Supplies — 5.7%
	American Medical Systems Holdings, Inc. (a)	238,440	4,189,391
	Masimo Corp. (a)	86,786	2,287,679
	Meridian Bioscience, Inc.	126,750	2,624,992
	NuVasive, Inc. (a)	78,670	2,552,841
	Palomar Medical Technologies, Inc. (a)	92,120	842,898
	Quidel Corp. (a)	119,240	1,498,847

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	STERIS Corp.	119,560	3,862,984
	Thoratec Corp. (a)	64,480	1,920,859
Health Care Equipment & Supplies Total			19,780,491
Health Care Providers & Services — 3.6%
	Alliance Healthcare Services, Inc. (a)	318,412	1,884,999
	AMERIGROUP Corp. (a)	73,460	1,741,737
	inVentiv Health, Inc. (a)	116,980	1,852,963
	Owens & Minor, Inc.	89,500	3,471,705
	Psychiatric Solutions, Inc. (a)	155,293	3,441,293
Health Care Providers & Services Total			12,392,697
Health Care Technology — 1.0%
	Allscripts-Misys Healthcare Solutions, Inc. (a)	80,160	1,539,072
	Quality Systems, Inc.	32,300	1,921,527
Health Care Technology Total			3,460,599
Life Sciences Tools & Services — 2.6%
	Albany Molecular Research, Inc. (a)	172,170	1,444,506
	Bio-Rad Laboratories, Inc., Class A (a)	17,933	1,733,942
	Dionex Corp. (a)	57,660	4,042,543
	ICON PLC, ADR (a)	73,410	1,666,407
Life Sciences Tools & Services Total			8,887,398
Pharmaceuticals — 1.0%
	Eurand NV (a)	151,741	1,813,305
	Vivus, Inc. (a)	186,180	1,511,781
Pharmaceuticals Total			3,325,086
HEALTH CARE TOTAL			82,471,110
INDUSTRIALS — 14.4%
Aerospace & Defense — 1.9%
	HEICO Corp.	36,384	1,362,581
	Hexcel Corp. (a)	242,260	2,555,843
	Teledyne Technologies, Inc. (a)	81,483	2,731,310
Aerospace & Defense Total			6,649,734
Air Freight & Logistics — 1.0%
	HUB Group, Inc., Class A (a)	132,171	3,495,923
Air Freight & Logistics Total			3,495,923
Commercial Services & Supplies — 0.8%
	Geo Group, Inc. (a)	136,060	2,704,873
Commercial Services & Supplies Total			2,704,873

4

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Construction & Engineering — 1.3%
	Granite Construction, Inc.	46,380	1,390,009
	Great Lakes Dredge & Dock Corp.	501,881	2,956,079
Construction & Engineering Total			4,346,088
Electrical Equipment — 3.2%
	American Superconductor Corp. (a)	28,860	958,152
	AZZ, Inc. (a)	46,770	1,583,165
	General Cable Corp. (a)	27,120	796,243
	II-VI, Inc. (a)	133,119	3,791,229
	Thomas & Betts Corp. (a)	104,910	3,829,215
Electrical Equipment Total			10,958,004
Machinery — 2.7%
	Columbus McKinnon Corp./NY (a)	130,570	2,049,949
	Dynamic Materials Corp.	82,630	1,580,712
	Trinity Industries, Inc.	141,080	2,662,179
	Wabtec Corp.	81,208	3,126,508
Machinery Total			9,419,348
Marine — 1.1%
	Genco Shipping & Trading Ltd. (a)	76,847	1,804,368
	Kirby Corp. (a)	58,460	1,949,641
Marine Total			3,754,009
Professional Services — 1.2%
	Korn/Ferry International (a)	243,316	3,946,585
Professional Services Total			3,946,585
Road & Rail — 0.4%
	Old Dominion Freight Line, Inc. (a)	57,380	1,519,422
Road & Rail Total			1,519,422
Trading Companies & Distributors — 0.8%
	Beacon Roofing Supply, Inc. (a)	186,510	2,866,659
Trading Companies & Distributors Total			2,866,659
INDUSTRIALS TOTAL			49,660,645
INFORMATION TECHNOLOGY — 26.6%
Communications Equipment — 3.9%
	3Com Corp. (a)	234,950	1,731,581
	Arris Group, Inc. (a)	205,423	2,052,176
	Brocade Communications Systems, Inc. (a)	228,720	1,621,625
	Comtech Telecommunications Corp. (a)	51,510	1,480,397
	Digi International, Inc. (a)	153,877	1,214,090
	Polycom, Inc. (a)	242,480	5,227,869
Communications Equipment Total			13,327,738

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — 0.6%
	Synaptics, Inc. (a)	77,260	2,081,384
Computers & Peripherals Total			2,081,384
Electronic Equipment, Instruments & Components — 2.7%
	Anixter International, Inc. (a)	40,000	1,728,800
	Brightpoint, Inc. (a)	575,360	4,131,085
	Plexus Corp. (a)	52,470	1,425,085
	TTM Technologies, Inc. (a)	185,398	1,922,577
Electronic Equipment, Instruments & Components Total			9,207,547
Internet Software & Services — 3.7%
	comScore, Inc. (a)	99,939	1,600,023
	MercadoLibre, Inc. (a)	28,030	1,383,561
	Perficient, Inc. (a)	258,730	2,168,157
	Switch & Data Facilities Co., Inc. (a)	315,440	5,823,023
	ValueClick, Inc. (a)	207,270	1,954,556
Internet Software & Services Total			12,929,320
IT Services — 4.3%
	CACI International, Inc., Class A (a)	65,610	3,045,616
	Cybersource Corp. (a)	106,600	1,830,322
	Syntel, Inc.	64,330	2,433,604
	TeleTech Holdings, Inc. (a)	263,457	5,082,085
	Wright Express Corp. (a)	85,880	2,505,120
IT Services Total			14,896,747
Semiconductors & Semiconductor Equipment — 5.4%
	Atheros Communications, Inc. (a)	106,170	3,022,660
	Cabot Microelectronics Corp. (a)	59,720	1,826,835
	Cavium Networks, Inc. (a)	107,750	2,173,317
	Cirrus Logic, Inc. (a)	207,260	1,125,422
	Monolithic Power Systems, Inc. (a)	104,280	2,242,020
	Semtech Corp. (a)	212,630	3,406,333
	Skyworks Solutions, Inc. (a)	268,690	3,307,574
	Tessera Technologies, Inc. (a)	58,830	1,392,506
Semiconductors & Semiconductor Equipment Total			18,496,667
Software — 6.0%
	ANSYS, Inc. (a)	82,950	3,230,073
	Cadence Design Systems, Inc. (a)	296,210	1,777,260
	Concur Technologies, Inc. (a)	36,700	1,360,102
	Monotype Imaging Holdings, Inc. (a)	47,740	369,508
	Net 1 UEPS Technologies, Inc. (a)	174,295	3,255,830

6

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Progress Software Corp. (a)	73,830	1,778,565
	Solera Holdings, Inc.	96,780	3,383,429
	TeleCommunication Systems, Inc., Class A (a)	203,950	1,719,298
	THQ, Inc. (a)	487,740	2,389,926
	Websense, Inc. (a)	83,542	1,314,116
Software Total			20,578,107
INFORMATION TECHNOLOGY TOTAL			91,517,510
MATERIALS — 2.4%
Chemicals — 1.2%
	Koppers Holdings, Inc.	81,016	2,288,702
	Solutia, Inc. (a)	176,175	1,897,405
Chemicals Total			4,186,107
Containers & Packaging — 0.8%
	Greif, Inc., Class A	49,440	2,761,719
Containers & Packaging Total			2,761,719
Metals & Mining — 0.4%
	Compass Minerals International, Inc.	20,060	1,305,705
Metals & Mining Total			1,305,705
MATERIALS TOTAL			8,253,531
TELECOMMUNICATION SERVICES — 1.4%
Diversified Telecommunication Services — 0.7%
	Neutral Tandem, Inc. (a)	116,210	2,680,965
Diversified Telecommunication Services Total			2,680,965
Wireless Telecommunication Services — 0.7%
	NTELOS Holdings Corp.	139,010	2,336,758
Wireless Telecommunication Services Total			2,336,758
TELECOMMUNICATION SERVICES TOTAL			5,017,723

	Total Common Stocks (cost of $326,108,725)		338,269,113

		Par ($)
Short-Term Obligation — 1.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/09, due 12/01/09 at 0.070%, collateralized by a U.S. Treasury obligation maturing 02/15/29, market value $6,636,916 (repurchase proceeds $6,502,013)	6,502,000	6,502,000

	Total Short-Term Obligation (cost of $6,502,000)		6,502,000

	Total Investments – 100.1% (cost of $332,610,725)(b)(c)		344,771,113

	Other Assets & Liabilities, Net – (0.1)%		(232,466)

	Net Assets – 100.0%		344,538,647

7

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$338,269,113	$—	$—	$338,269,113
Total Short-Term Obligation	—	6,502,000	—	6,502,000
Total Investments	$338,269,113	$6,502,000	$—	$344,771,113

(a)	Non-income producing security.

8

(b)	Cost for federal income tax purposes is $332,610,725.
(c)	Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$44,657,745	$(32,497,357)	$12,160,388

Acronym		Name
ADR		American Depositary Receipt

9

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia Small Cap Index Fund

		Shares	Value ($)*
Common Stocks — 98.3%
CONSUMER DISCRETIONARY — 14.4%
Auto Components — 0.3%
	Drew Industries, Inc. (a)	61,500	1,190,025
	Spartan Motors, Inc.	108,900	564,102
	Standard Motor Products, Inc. (a)	60,700	545,693
	Superior Industries International, Inc.	76,900	1,101,208
Auto Components Total			3,401,028
Automobiles — 0.1%
	Winnebago Industries, Inc. (a)	96,300	1,044,855
Automobiles Total			1,044,855
Distributors — 0.0%
	Audiovox Corp., Class A (a)	61,400	452,518
Distributors Total			452,518
Diversified Consumer Services — 1.1%
	American Public Education, Inc. (a)	60,300	1,931,409
	Capella Education Co. (a)	48,200	3,435,696
	Coinstar, Inc. (a)	101,000	2,705,790
	Hillenbrand, Inc.	204,800	3,747,840
	Pre-Paid Legal Services, Inc. (a)	24,300	925,344
	Universal Technical Institute, Inc. (a)	66,700	1,259,963
Diversified Consumer Services Total			14,006,042
Hotels, Restaurants & Leisure — 2.8%
	BJ’s Restaurants, Inc. (a)	70,200	1,198,314
	Buffalo Wild Wings, Inc. (a)	59,700	2,384,418
	California Pizza Kitchen, Inc. (a)	80,000	1,004,800
	CEC Entertainment, Inc. (a)	76,450	2,229,282
	CKE Restaurants, Inc.	180,800	1,525,952
	Cracker Barrel Old Country Store, Inc.	74,900	2,813,244
	DineEquity, Inc. (a)	50,100	1,067,631
	Interval Leisure Group, Inc. (a)	130,700	1,495,208
	Jack in the Box, Inc. (a)	189,600	3,539,832
	Landry’s Restaurants, Inc. (a)	26,700	567,642
	Marcus Corp.	69,200	857,388
	Monarch Casino & Resort, Inc. (a)	37,400	279,752
	Multimedia Games, Inc. (a)	89,700	492,453
	O’Charleys, Inc. (a)	62,000	398,040
	P.F. Chang’s China Bistro, Inc. (a)	77,400	2,524,788
	Papa John’s International, Inc. (a)	72,500	1,603,700
	Peet’s Coffee & Tea, Inc. (a)	43,000	1,400,080
	Pinnacle Entertainment, Inc. (a)	199,000	2,103,430
	Red Robin Gourmet Burgers, Inc. (a)	51,500	803,915

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
	Ruby Tuesday, Inc. (a)	215,400	1,363,482
	Ruth’s Hospitality Group, Inc. (a)	66,400	144,088
	Shuffle Master, Inc. (a)	177,650	1,451,400
	Sonic Corp. (a)	202,200	1,949,208
	Steak n Shake Co. (a)	81,100	931,028
	Texas Roadhouse, Inc., Class A (a)	169,700	1,744,516
Hotels, Restaurants & Leisure Total			35,873,591
Household Durables — 0.9%
	Ethan Allen Interiors, Inc.	86,200	1,000,782
	Helen of Troy Ltd. (a)	99,600	2,046,780
	Kid Brands, Inc. (a)	56,300	244,905
	La-Z-Boy, Inc. (a)	170,500	1,628,275
	M/I Homes, Inc. (a)	61,300	671,848
	Meritage Home Corp. (a)	104,900	1,870,367
	National Presto Industries, Inc.	15,900	1,481,403
	Skyline Corp.	22,500	370,575
	Standard Pacific Corp. (a)	309,600	987,624
	Universal Electronics, Inc. (a)	45,300	974,403
Household Durables Total			11,276,962
Internet & Catalog Retail — 0.8%
	Blue Nile, Inc. (a)	48,100	2,688,309
	HSN, Inc. (a)	130,700	2,342,144
	NutriSystem, Inc.	102,500	2,531,750
	PetMed Express, Inc.	75,600	1,241,352
	Stamps.com, Inc. (a)	39,600	352,836
	Ticketmaster Entertainment, Inc. (a)	125,400	1,320,462
Internet & Catalog Retail Total			10,476,853
Leisure Equipment & Products — 1.1%
	Arctic Cat, Inc. (a)	40,500	273,375
	Brunswick Corp.	292,400	2,935,696
	Jakks Pacific, Inc. (a)	92,500	1,115,550
	Nautilus Group, Inc. (a)	67,900	131,047
	Polaris Industries, Inc.	108,100	4,716,403
	Pool Corp.	161,450	2,915,787
	RC2 Corp. (a)	69,000	945,300
	Sturm Ruger & Co., Inc.	63,100	678,956
Leisure Equipment & Products Total			13,712,114
Media — 0.4%
	Arbitron, Inc.	87,800	1,890,334
	EW Scripps Co., Class A (a)	95,400	601,020

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
	Live Nation, Inc. (a)	277,000	1,983,320
Media Total			4,474,674
Multiline Retail — 0.1%
	Fred’s, Inc., Class A	132,650	1,295,991
	Tuesday Morning Corp. (a)	103,600	234,136
Multiline Retail Total			1,530,127
Specialty Retail — 4.5%
	Big 5 Sporting Goods Corp.	71,300	1,165,042
	Brown Shoe Co., Inc.	141,975	1,456,663
	Buckle, Inc.	84,350	2,306,129
	Cabela’s, Inc. (a)	133,300	1,607,598
	Cato Corp., Class A	97,900	1,872,827
	Children’s Place Retail Stores, Inc. (a)	90,600	2,891,952
	Christopher & Banks Corp.	119,100	680,061
	Dress Barn, Inc. (a)	178,000	3,821,652
	Finish Line, Inc., Class A	181,999	1,610,691
	Genesco, Inc. (a)	75,100	1,963,114
	Group 1 Automotive, Inc. (a)	80,000	2,019,200
	Gymboree Corp. (a)	98,900	3,948,088
	Haverty Furniture Companies, Inc.	61,800	738,510
	Hibbett Sports, Inc. (a)	94,900	1,794,559
	HOT Topic, Inc. (a)	146,000	838,040
	Jo-Ann Stores, Inc. (a)	87,950	2,934,012
	Jos. A. Bank Clothiers, Inc. (a)	60,575	2,472,066
	Lithia Motors, Inc., Class A (a)	68,300	495,858
	Lumber Liquidators, Inc. (a)	50,900	1,202,258
	MarineMax, Inc. (a)	70,500	493,500
	Men’s Wearhouse, Inc.	172,800	3,525,120
	Midas, Inc. (a)	47,200	344,088
	Monro Muffler Brake, Inc.	64,900	1,945,702
	OfficeMax, Inc. (a)	252,700	2,673,566
	Pep Boys-Manny, Moe & Jack, Inc.	154,300	1,248,287
	Sonic Automotive, Inc., Class A	127,200	1,125,720
	Stage Stores, Inc.	126,175	1,525,456
	Stein Mart, Inc. (a)	86,500	888,355
	Tractor Supply Co. (a)	119,300	5,570,117
	Zale Corp. (a)	78,400	368,480
	Zumiez, Inc. (a)	68,900	753,077
Specialty Retail Total			56,279,788

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER DISCRETIONARY — (continued)
Textiles, Apparel & Luxury Goods — 2.3%
	Carter’s, Inc. (a)	188,100	4,091,175
	CROCS, Inc. (a)	284,200	1,384,054
	Deckers Outdoor Corp. (a)	43,500	4,029,405
	Iconix Brand Group, Inc. (a)	236,200	2,659,612
	K-Swiss, Inc., Class A	89,000	776,970
	Liz Claiborne, Inc. (a)	315,000	1,313,550
	Maidenform Brands, Inc. (a)	64,900	940,401
	Movado Group, Inc.	59,200	609,168
	Oxford Industries, Inc.	46,000	986,700
	Perry Ellis International, Inc. (a)	33,700	471,126
	Quiksilver, Inc. (a)	423,700	741,475
	Skechers U.S.A., Inc., Class A (a)	110,600	2,442,048
	True Religion Apparel, Inc. (a)	84,000	1,548,960
	Unifirst Corp.	47,400	2,083,230
	Volcom, Inc. (a)	54,900	861,930
	Wolverine World Wide, Inc.	163,300	4,175,581
Textiles, Apparel & Luxury Goods Total			29,115,385
CONSUMER DISCRETIONARY TOTAL			181,643,937
CONSUMER STAPLES — 3.9%
Beverages — 0.1%
	Boston Beer Co., Inc., Class A (a)	33,300	1,401,597
Beverages Total			1,401,597
Food & Staples Retailing — 1.1%
	Andersons, Inc.	60,600	1,583,478
	Casey’s General Stores, Inc.	168,500	5,154,415
	Great Atlantic & Pacific Tea Co., Inc. (a)	95,600	1,063,072
	Nash Finch Co.	42,500	1,394,425
	Spartan Stores, Inc.	74,300	1,027,569
	United Natural Foods, Inc. (a)	142,400	3,589,904
Food & Staples Retailing Total			13,812,863
Food Products — 2.0%
	Cal-Maine Foods, Inc.	41,800	1,146,992
	Calavo Growers, Inc.	39,000	658,320
	Darling International, Inc. (a)	272,400	1,939,488
	Diamond Foods, Inc.	54,600	1,686,048
	Green Mountain Coffee Roasters, Inc. (a)	115,150	7,252,147
	Hain Celestial Group, Inc. (a)	134,800	2,337,432
	J & J Snack Foods Corp.	47,100	1,700,310
	Lance, Inc.	105,900	2,578,665

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
	Sanderson Farms, Inc.	57,900	2,325,843
	TreeHouse Foods, Inc. (a)	105,400	3,675,298
Food Products Total			25,300,543
Household Products — 0.3%
	Central Garden & Pet Co., Class A (a)	231,100	1,906,575
	WD-40 Co.	54,700	1,758,605
Household Products Total			3,665,180
Personal Products — 0.3%
	Chattem, Inc. (a)	63,000	4,147,920
	Mannatech, Inc.	51,700	146,828
Personal Products Total			4,294,748
Tobacco — 0.1%
	Alliance One International, Inc. (a)	295,400	1,409,058
Tobacco Total			1,409,058
CONSUMER STAPLES TOTAL			49,883,989
ENERGY — 5.6%
Energy Equipment & Services — 3.6%
	Atwood Oceanics, Inc. (a)	187,100	7,049,928
	Basic Energy Services, Inc. (a)	75,500	519,440
	Bristow Group, Inc. (a)	118,800	4,077,216
	CARBO Ceramics, Inc.	63,350	3,757,922
	Dril-Quip, Inc. (a)	98,300	5,309,183
	Gulf Island Fabrication, Inc.	47,300	1,040,127
	Hornbeck Offshore Services, Inc. (a)	76,100	1,735,841
	ION Geophysical Corp. (a)	392,100	2,133,024
	Lufkin Industries, Inc.	49,200	2,960,364
	Matrix Service Co. (a)	86,800	743,008
	Oil States International, Inc. (a)	164,500	5,900,615
	Pioneer Drilling Co. (a)	179,200	1,085,952
	SEACOR Holdings, Inc. (a)	66,900	5,124,540
	Seahawk Drilling, Inc. (a)	38,300	824,599
	Superior Well Services, Inc. (a)	59,200	767,824
	Tetra Technologies, Inc. (a)	249,550	2,585,338
Energy Equipment & Services Total			45,614,921
Oil, Gas & Consumable Fuels — 2.0%
	Holly Corp.	136,500	3,473,925
	Penn Virginia Corp.	150,300	2,723,436
	Petroleum Development Corp. (a)	63,700	1,144,689
	Petroquest Energy, Inc. (a)	173,400	976,242
	St. Mary Land & Exploration Co.	207,000	6,702,660
	Stone Energy Corp. (a)	138,400	2,617,144

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	Swift Energy Co. (a)	123,900	2,660,133
	World Fuel Services Corp.	98,200	5,222,276
Oil, Gas & Consumable Fuels Total			25,520,505
ENERGY TOTAL			71,135,426
FINANCIALS — 19.1%
Capital Markets — 1.6%
	Greenhill & Co., Inc.	67,800	5,535,870
	Investment Technology Group, Inc. (a)	144,400	2,635,300
	LaBranche & Co., Inc. (a)	177,600	470,640
	optionsXpress Holdings, Inc.	141,500	2,164,950
	Piper Jaffray Companies, Inc. (a)	53,900	2,336,565
	Stifel Financial Corp. (a)	99,300	5,334,396
	SWS Group, Inc.	80,350	999,554
	TradeStation Group, Inc. (a)	110,800	815,488
Capital Markets Total			20,292,763
Commercial Banks — 5.9%
	Bank of the Ozarks, Inc.	43,000	1,142,940
	Boston Private Financial Holdings, Inc.	214,800	1,007,412
	City Holding Co.	52,800	1,722,336
	Columbia Banking System, Inc.	93,000	1,364,310
	Community Bank System, Inc.	108,500	2,013,760
	East West Bancorp, Inc.	303,600	4,429,524
	First Bancorp Puerto Rico	251,400	389,670
	First Commonwealth Financial Corp.	250,800	1,065,900
	First Financial Bancorp	146,500	1,946,985
	First Financial Bankshares, Inc.	69,000	3,572,820
	First Midwest Bancorp, Inc.	181,300	1,890,959
	Glacier Bancorp, Inc.	203,807	2,665,795
	Hancock Holding Co.	92,100	3,812,940
	Hanmi Financial Corp. (a)	169,300	196,388
	Home Bancshares, Inc.	62,700	1,435,203
	Independent Bank Corp. MA	69,300	1,417,185
	Nara Bancorp, Inc.	102,600	1,037,286
	National Penn Bancshares, Inc.	405,100	2,236,152
	NBT Bancorp, Inc.	113,600	2,339,024
	Old National Bancorp	279,700	3,255,708
	Pinnacle Financial Partners, Inc. (a)	109,100	1,288,471
	PrivateBancorp, Inc.	193,600	1,914,704
	Prosperity Bancshares, Inc.	152,800	6,086,024
	S&T Bancorp, Inc.	79,700	1,271,215

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Signature Bank (a)	134,500	4,166,810
	Simmons First National Corp., Class A	49,700	1,257,907
	South Financial Group, Inc.	712,900	434,869
	Sterling Bancorp NY	60,000	408,000
	Sterling Bancshares, Inc.	269,250	1,351,635
	Susquehanna Bancshares, Inc.	286,000	1,641,640
	Tompkins Financial Corp.	23,200	925,680
	UMB Financial Corp.	99,600	3,914,280
	Umpqua Holdings Corp.	276,000	3,245,760
	United Bankshares, Inc.	126,600	2,164,860
	United Community Banks, Inc. (a)	273,472	1,058,337
	Whitney Holding Corp.	306,800	2,469,740
	Wilshire Bancorp, Inc.	64,300	450,743
	Wintrust Financial Corp.	79,700	2,069,809
Commercial Banks Total			75,062,781
Consumer Finance — 0.7%
	Cash America International, Inc.	97,600	3,138,816
	Ezcorp, Inc., Class A (a)	161,200	2,380,924
	First Cash Financial Services, Inc. (a)	87,900	1,678,890
	Rewards Network, Inc.	28,833	330,138
	World Acceptance Corp. (a)	53,800	1,577,954
Consumer Finance Total			9,106,722
Diversified Financial Services — 0.4%
	Financial Federal Corp.	85,700	2,322,470
	Portfolio Recovery Associates, Inc. (a)	51,000	2,296,530
Diversified Financial Services Total			4,619,000
Insurance — 2.9%
	American Physicians Capital, Inc.	29,366	801,104
	Amerisafe, Inc. (a)	62,500	1,055,625
	Delphi Financial Group, Inc., Class A	155,450	3,398,137
	eHealth, Inc. (a)	77,200	1,024,444
	Employers Holdings, Inc.	150,100	2,298,031
	Infinity Property & Casualty Corp.	45,100	1,802,196
	National Financial Partners Corp. (a)	139,900	1,222,726
	Navigators Group, Inc. (a)	44,400	2,069,484
	Presidential Life Corp.	68,600	699,034
	ProAssurance Corp. (a)	108,300	5,766,975
	RLI Corp.	58,700	2,960,241
	Safety Insurance Group, Inc.	50,800	1,809,496
	Selective Insurance Group, Inc.	175,600	2,739,360
	Stewart Information Services Corp.	60,400	626,348

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
	Tower Group, Inc.	148,900	3,674,852
	United Fire & Casualty Co.	74,000	1,275,760
	Zenith National Insurance Corp.	123,700	3,536,583
Insurance Total			36,760,396
Real Estate Investment Trusts (REITs) — 7.0%
	Acadia Realty Trust	131,432	2,138,399
	BioMed Realty Trust, Inc.	325,000	4,449,250
	Cedar Shopping Centers, Inc.	149,300	901,772
	Colonial Properties Trust	221,400	2,393,334
	DiamondRock Hospitality Co. (a)	391,500	3,147,660
	EastGroup Properties, Inc.	86,000	3,261,120
	Entertainment Properties Trust	134,000	4,233,060
	Extra Space Storage, Inc.	286,300	3,146,437
	Franklin Street Properties Corp.	221,000	2,495,090
	Healthcare Realty Trust, Inc.	196,600	4,342,894
	Home Properties, Inc.	109,500	4,919,835
	Inland Real Estate Corp.	234,600	1,841,610
	Kilroy Realty Corp.	142,900	4,305,577
	Kite Realty Group Trust	208,600	661,262
	LaSalle Hotel Properties	210,500	3,921,615
	Lexington Realty Trust	325,251	1,580,720
	LTC Properties, Inc.	76,800	1,974,528
	Medical Properties Trust, Inc.	265,600	2,571,008
	Mid-America Apartment Communities, Inc.	93,500	4,348,685
	National Retail Properties, Inc.	267,400	5,358,696
	Parkway Properties, Inc.	71,600	1,336,772
	Pennsylvania Real Estate Investment Trust	127,600	942,964
	Post Properties, Inc.	158,600	2,922,998
	PS Business Parks, Inc.	59,600	2,833,384
	Senior Housing Properties Trust	420,600	8,735,862
	Sovran Self Storage, Inc.	89,100	2,879,712
	Tanger Factory Outlet Centers	133,400	5,235,950
	Urstadt Biddle Properties, Inc., Class A	71,000	974,120
Real Estate Investment Trusts (REITs) Total			87,854,314
Real Estate Management & Development — 0.2%
	Forestar Real Estate Group, Inc. (a)	118,800	2,203,740
Real Estate Management & Development Total			2,203,740

		Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Thrifts & Mortgage Finance — 0.4%
	Bank Mutual Corp.	154,300	1,081,643
	Brookline Bancorp, Inc.	195,600	1,860,156
	Dime Community Bancshares	84,300	947,532
	TrustCo Bank Corp. NY	253,500	1,561,560
Thrifts & Mortgage Finance Total			5,450,891
FINANCIALS TOTAL			241,350,607
HEALTH CARE — 13.1%
Biotechnology — 1.0%
	ArQule, Inc. (a)	93,200	334,588
	Cubist Pharmaceuticals, Inc. (a)	191,400	3,192,552
	Emergent Biosolutions, Inc. (a)	54,400	781,184
	Martek Biosciences Corp. (a)	110,100	1,915,740
	Regeneron Pharmaceuticals, Inc. (a)	209,800	3,849,830
	Savient Pharmaceuticals, Inc. (a)	218,300	2,931,769
Biotechnology Total			13,005,663
Health Care Equipment & Supplies — 4.0%
	Abaxis, Inc. (a)	72,900	1,638,063
	Align Technology, Inc. (a)	220,800	3,612,288
	American Medical Systems Holdings, Inc. (a)	246,100	4,323,977
	Analogic Corp.	42,400	1,717,624
	Cantel Medical Corp. (a)	42,400	758,960
	CONMED Corp. (a)	96,300	2,002,077
	Cooper Companies, Inc.	149,700	5,013,453
	CryoLife, Inc. (a)	94,000	537,680
	Cyberonics, Inc. (a)	79,000	1,422,000
	Greatbatch, Inc. (a)	76,800	1,412,352
	Haemonetics Corp. (a)	85,100	4,542,638
	ICU Medical, Inc. (a)	42,100	1,389,300
	Integra LifeSciences Holdings Corp. (a)	67,800	2,219,772
	Invacare Corp.	106,400	2,649,360
	Kensey Nash Corp. (a)	37,600	875,704
	Meridian Bioscience, Inc.	134,200	2,779,282
	Merit Medical Systems, Inc. (a)	92,600	1,526,048
	Natus Medical, Inc. (a)	93,900	1,250,748
	Neogen Corp. (a)	49,000	1,594,460
	Osteotech, Inc. (a)	59,700	158,802
	Palomar Medical Technologies, Inc. (a)	59,600	545,340
	SurModics, Inc. (a)	57,900	1,294,065
	Symmetry Medical, Inc. (a)	118,600	951,172
	Theragenics Corp. (a)	110,900	145,279
	West Pharmaceutical Services, Inc.	109,000	4,201,950

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	Zoll Medical Corp. (a)	69,900	1,720,239
Health Care Equipment & Supplies Total			50,282,633
Health Care Providers & Services — 5.8%
	Air Methods Corp. (a)	35,900	1,237,473
	Almost Family, Inc. (a)	26,900	971,897
	Amedisys, Inc. (a)	91,999	3,407,643
	AMERIGROUP Corp. (a)	173,850	4,121,983
	AMN Healthcare Services, Inc. (a)	108,100	863,719
	AmSurg Corp. (a)	101,600	2,104,136
	Bio-Reference Labs, Inc. (a)	39,400	1,292,320
	Catalyst Health Solutions, Inc. (a)	126,700	4,309,067
	Centene Corp. (a)	142,400	2,679,968
	Chemed Corp.	74,500	3,365,910
	Corvel Corp. (a)	25,200	753,228
	Cross Country Healthcare, Inc. (a)	102,100	868,871
	Genoptix, Inc. (a)	56,500	2,048,125
	Gentiva Health Services, Inc. (a)	96,400	2,279,860
	Hanger Orthopedic Group, Inc. (a)	104,300	1,391,362
	Healthspring, Inc. (a)	162,100	2,684,376
	Healthways, Inc. (a)	111,700	1,917,889
	HMS Holdings Corp. (a)	86,700	3,833,007
	inVentiv Health, Inc. (a)	111,200	1,761,408
	IPC The Hospitalist Co., Inc. (a)	44,800	1,409,408
	Landauer, Inc.	31,000	1,763,280
	LCA-Vision, Inc. (a)	61,600	339,416
	LHC Group, Inc. (a)	50,100	1,541,577
	Magellan Health Services, Inc. (a)	116,800	4,294,736
	Medcath Corp. (a)	58,600	430,124
	Mednax, Inc. (a)	153,600	8,633,856
	Molina Healthcare, Inc. (a)	44,000	919,600
	MWI Veterinary Supply, Inc. (a)	40,200	1,491,018
	Odyssey Healthcare, Inc. (a)	109,150	1,585,950
	PharMerica Corp. (a)	101,200	1,523,060
	PSS World Medical, Inc. (a)	197,100	3,813,885
	RehabCare Group, Inc. (a)	79,000	2,225,430
	Res-Care, Inc. (a)	85,000	1,090,550
Health Care Providers & Services Total			72,954,132
Health Care Technology — 0.9%
	Computer Programs & Systems, Inc.	32,400	1,496,556
	Eclipsys Corp. (a)	187,200	3,433,248

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	Omnicell, Inc. (a)	104,900	1,069,980
	Phase Forward, Inc. (a)	143,200	2,185,232
	Quality Systems, Inc.	62,500	3,718,125
Health Care Technology Total			11,903,141
Life Sciences Tools & Services — 0.7%
	Cambrex Corp. (a)	96,900	512,601
	Dionex Corp. (a)	58,600	4,108,446
	Enzo Biochem, Inc. (a)	110,320	571,458
	eResearchTechnology, Inc. (a)	139,700	824,230
	Kendle International, Inc. (a)	49,300	738,021
	PAREXEL International Corp. (a)	191,400	2,298,714
Life Sciences Tools & Services Total			9,053,470
Pharmaceuticals — 0.7%
	Par Pharmaceutical Companies, Inc. (a)	115,200	2,732,544
	Salix Pharmaceuticals Ltd. (a)	180,100	4,106,280
	Viropharma, Inc. (a)	256,500	1,939,140
Pharmaceuticals Total			8,777,964
HEALTH CARE TOTAL			165,977,003
INDUSTRIALS — 16.7%
Aerospace & Defense — 2.7%
	AAR Corp. (a)	128,700	2,401,542
	Aerovironment, Inc. (a)	49,100	1,411,134
	American Science & Engineering, Inc.	29,300	2,037,815
	Applied Signal Technology, Inc.	43,600	861,972
	Ceradyne, Inc. (a)	85,100	1,439,041
	Cubic Corp.	51,400	1,789,748
	Curtiss-Wright Corp.	150,900	4,294,614
	Esterline Technologies Corp. (a)	98,600	3,982,454
	GenCorp, Inc. (a)	168,600	1,316,766
	Moog, Inc., Class A (a)	149,475	3,947,635
	Orbital Sciences Corp. (a)	187,100	2,344,363
	Stanley, Inc. (a)	53,300	1,422,044
	Teledyne Technologies, Inc. (a)	119,300	3,998,936
	Triumph Group, Inc.	55,200	2,649,048
Aerospace & Defense Total			33,897,112
Air Freight & Logistics — 0.4%
	Forward Air Corp.	95,950	2,174,227
	HUB Group, Inc., Class A (a)	125,300	3,314,185
Air Freight & Logistics Total			5,488,412

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Airlines — 0.2%
	Skywest, Inc.	184,200	2,709,582
Airlines Total			2,709,582
Building Products — 1.0%
	AAON, Inc.	41,500	786,010
	Apogee Enterprises, Inc.	90,300	1,236,207
	Gibraltar Industries, Inc.	99,800	1,495,004
	Griffon Corp. (a)	145,900	1,517,360
	NCI Building Systems, Inc. (a)	299,700	557,442
	Quanex Building Products Corp.	124,700	2,021,387
	Simpson Manufacturing Co., Inc.	126,700	3,149,762
	Universal Forest Products, Inc.	64,000	2,300,160
Building Products Total			13,063,332
Commercial Services & Supplies — 2.4%
	ABM Industries, Inc.	153,800	2,834,534
	ATC Technology Corp. (a)	65,800	1,448,916
	Bowne & Co., Inc.	126,853	768,729
	Consolidated Graphics, Inc. (a)	37,000	1,091,500
	G&K Services, Inc., Class A	61,300	1,354,730
	Geo Group, Inc. (a)	169,900	3,377,612
	Healthcare Services Group, Inc.	144,000	2,835,360
	Interface, Inc., Class A	186,300	1,430,784
	Mobile Mini, Inc. (a)	117,500	1,787,175
	Standard Register Co.	42,000	189,840
	Sykes Enterprises, Inc. (a)	116,400	2,857,620
	Tetra Tech, Inc. (a)	200,600	5,283,804
	United Stationers, Inc. (a)	78,600	4,003,884
	Viad Corp.	68,200	1,259,654
Commercial Services & Supplies Total			30,524,142
Construction & Engineering — 0.7%
	Comfort Systems USA, Inc.	127,000	1,446,530
	EMCOR Group, Inc. (a)	218,200	5,193,160
	Insituform Technologies, Inc., Class A (a)	128,600	2,662,020
Construction & Engineering Total			9,301,710
Electrical Equipment — 2.5%
	A.O. Smith Corp.	74,900	3,139,808
	Acuity Brands, Inc.	142,700	4,606,356
	AZZ, Inc. (a)	40,700	1,377,695
	Baldor Electric Co.	138,900	3,576,675

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	Belden, Inc.	154,350	3,414,222
	Brady Corp., Class A	173,300	5,143,544
	C&D Technologies, Inc. (a)	87,100	152,425
	Encore Wire Corp.	62,500	1,243,750
	II-VI, Inc. (a)	82,200	2,341,056
	MagneTek, Inc. (a)	102,500	141,450
	Regal-Beloit Corp.	118,700	5,633,502
	Vicor Corp. (a)	64,900	532,180
Electrical Equipment Total			31,302,663
Industrial Conglomerates — 0.2%
	Standex International Corp.	40,800	744,600
	Tredegar Corp.	72,100	1,038,961
Industrial Conglomerates Total			1,783,561
Machinery — 4.2%
	Actuant Corp., Class A	224,300	3,662,819
	Albany International Corp., Class A	90,800	1,641,664
	Astec Industries, Inc. (a)	65,700	1,639,872
	Badger Meter, Inc.	49,300	1,734,374
	Barnes Group, Inc.	139,000	2,155,890
	Briggs & Stratton Corp.	165,600	3,123,216
	Cascade Corp.	30,300	686,901
	CIRCOR International, Inc.	56,200	1,356,668
	CLARCOR, Inc.	168,700	5,376,469
	EnPro Industries, Inc. (a)	66,800	1,532,392
	ESCO Technologies, Inc. (a)	87,100	2,909,140
	Gardner Denver, Inc.	172,300	6,449,189
	John Bean Technologies Corp.	91,400	1,569,338
	Kaydon Corp.	110,100	3,915,156
	Lindsay Corp.	40,800	1,431,672
	Lydall, Inc. (a)	55,800	316,386
	Mueller Industries, Inc.	123,600	2,905,836
	Robbins & Myers, Inc.	108,800	2,501,312
	Toro Co.	113,400	4,517,856
	Watts Water Technologies, Inc., Class A	97,000	2,973,050
Machinery Total			52,399,200
Professional Services — 0.8%
	Administaff, Inc.	73,600	1,640,544
	CDI Corp.	42,100	500,148
	Exponent, Inc. (a)	45,100	1,217,249
	Heidrick & Struggles International, Inc.	56,400	1,593,300
	On Assignment, Inc. (a)	120,100	761,434

		Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
	School Specialty, Inc. (a)	53,000	1,208,400
	Spherion Corp. (a)	170,400	891,192
	TrueBlue, Inc. (a)	145,000	1,763,200
	Volt Information Sciences, Inc. (a)	40,000	354,800
Professional Services Total			9,930,267
Road & Rail — 0.8%
	Arkansas Best Corp.	83,800	2,063,156
	Heartland Express, Inc.	174,268	2,570,453
	Knight Transportation, Inc.	192,800	3,279,528
	Old Dominion Freight Line, Inc. (a)	92,650	2,453,372
Road & Rail Total			10,366,509
Trading Companies & Distributors — 0.8%
	Applied Industrial Technologies, Inc.	123,325	2,558,994
	Kaman Corp.	85,000	1,925,250
	Lawson Products, Inc.	13,300	190,855
	Watsco, Inc.	105,400	5,286,864
Trading Companies & Distributors Total			9,961,963
INDUSTRIALS TOTAL			210,728,453
INFORMATION TECHNOLOGY — 16.8%
Communications Equipment — 2.0%
	Arris Group, Inc. (a)	414,400	4,139,856
	Bel Fuse, Inc., Class B	38,100	679,704
	Black Box Corp.	58,100	1,637,839
	Blue Coat Systems, Inc. (a)	132,400	3,499,332
	Comtech Telecommunications Corp. (a)	93,300	2,681,442
	Digi International, Inc. (a)	81,700	644,613
	EMS Technologies, Inc. (a)	50,500	650,440
	Harmonic, Inc. (a)	318,400	1,611,104
	NETGEAR, Inc. (a)	114,100	2,264,885
	Network Equipment Technologies, Inc. (a)	97,300	333,739
	PC-Tel, Inc. (a)	62,200	355,784
	Symmetricom, Inc. (a)	144,800	635,672
	Tekelec (a)	222,400	3,162,528
	Tollgrade Communications, Inc. (a)	42,000	247,800
	ViaSat, Inc. (a)	92,100	2,822,865
Communications Equipment Total			25,367,603

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Computers & Peripherals — 0.9%
	Adaptec, Inc. (a)	397,500	1,244,175
	Avid Technology, Inc. (a)	94,075	1,119,492
	Compellent Technologies, Inc. (a)	56,200	1,167,274
	Hutchinson Technology, Inc. (a)	77,300	549,603
	Intermec, Inc. (a)	164,600	2,022,934
	Intevac, Inc. (a)	72,700	904,388
	Novatel Wireless, Inc. (a)	101,500	850,570
	Stratasys, Inc. (a)	67,000	994,950
	Synaptics, Inc. (a)	112,400	3,028,056
Computers & Peripherals Total			11,881,442
Electronic Equipment, Instruments & Components — 3.3%
	Agilysys, Inc.	66,400	547,800
	Anixter International, Inc. (a)	98,200	4,244,204
	Benchmark Electronics, Inc. (a)	215,025	3,876,901
	Brightpoint, Inc. (a)	228,240	1,638,763
	Checkpoint Systems, Inc. (a)	128,800	1,826,384
	Cognex Corp.	131,400	2,162,844
	CTS Corp.	112,200	1,040,094
	Daktronics, Inc.	113,500	961,345
	DTS, Inc. (a)	57,900	1,745,106
	Electro Scientific Industries, Inc. (a)	90,500	880,565
	FARO Technologies, Inc. (a)	53,300	1,039,883
	Gerber Scientific, Inc. (a)	81,500	407,500
	Insight Enterprises, Inc. (a)	151,900	1,541,785
	Keithley Instruments, Inc.	44,800	187,712
	Littelfuse, Inc. (a)	72,000	1,884,960
	LoJack Corp. (a)	59,900	237,204
	Mercury Computer Systems, Inc. (a)	75,000	795,750
	Methode Electronics, Inc.	124,300	989,428
	MTS Systems Corp.	55,300	1,425,081
	Newport Corp. (a)	120,000	877,200
	Park Electrochemical Corp.	68,000	1,608,200
	Plexus Corp. (a)	130,800	3,552,528
	RadiSys Corp. (a)	78,000	727,740
	Rogers Corp. (a)	52,000	1,464,320
	ScanSource, Inc. (a)	88,000	2,047,760
	SYNNEX Corp. (a)	67,000	1,896,770
	Technitrol, Inc.	136,300	689,678
	TTM Technologies, Inc. (a)	142,900	1,481,873
Electronic Equipment, Instruments & Components Total			41,779,378

	Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
Internet Software & Services — 0.9%
comScore, Inc. (a)	79,900	1,279,199
DealerTrack Holdings, Inc. (a)	133,500	2,277,510
InfoSpace, Inc. (a)	116,900	956,242
j2 Global Communications, Inc. (a)	149,300	2,968,084
Knot, Inc. (a)	99,500	949,230
Perficient, Inc. (a)	103,900	870,682
United Online, Inc.	277,700	1,888,360
Internet Software & Services Total		11,189,307
IT Services — 1.8%
CACI International, Inc., Class A (a)	99,400	4,614,148
CIBER, Inc. (a)	230,400	730,368
CSG Systems International, Inc. (a)	116,300	2,251,568
Cybersource Corp. (a)	229,999	3,949,083
Forrester Research, Inc. (a)	49,500	1,239,975
Heartland Payment Systems, Inc.	124,100	1,326,629
Integral Systems, Inc. (a)	57,400	510,286
MAXIMUS, Inc.	58,000	2,696,420
Startek, Inc. (a)	39,400	273,042
TeleTech Holdings, Inc. (a)	106,900	2,062,101
Wright Express Corp. (a)	126,400	3,687,088
IT Services Total		23,340,708
Semiconductors & Semiconductor Equipment — 4.9%
Actel Corp. (a)	86,600	1,009,756
Advanced Energy Industries, Inc. (a)	109,900	1,201,207
ATMI, Inc. (a)	103,900	1,615,645
Brooks Automation, Inc. (a)	213,330	1,563,709
Cabot Microelectronics Corp. (a)	77,600	2,373,784
Cohu, Inc.	77,600	914,128
Cymer, Inc. (a)	98,500	3,293,840
Cypress Semiconductor Corp. (a)	513,100	4,910,367
Diodes, Inc. (a)	112,649	1,975,864
DSP Group, Inc. (a)	75,900	477,411
Exar Corp. (a)	144,300	1,012,986
FEI Co. (a)	124,500	3,040,290
Hittite Microwave Corp. (a)	70,700	2,666,804
Kopin Corp. (a)	219,300	945,183
Kulicke & Soffa Industries, Inc. (a)	229,600	1,042,384
Micrel, Inc.	142,400	1,018,160
Microsemi Corp. (a)	269,500	4,104,485
MKS Instruments, Inc. (a)	163,800	2,481,570

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Pericom Semiconductor Corp. (a)	83,800	863,978
	Rudolph Technologies, Inc. (a)	102,500	666,250
	Sigma Designs, Inc. (a)	88,100	1,029,008
	Skyworks Solutions, Inc. (a)	567,000	6,979,770
	Standard Microsystems Corp. (a)	73,000	1,404,520
	Supertex, Inc. (a)	42,700	1,021,384
	TriQuint Semiconductor, Inc. (a)	498,900	2,714,016
	Ultratech, Inc. (a)	78,200	1,030,676
	Varian Semiconductor Equipment Associates, Inc. (a)	242,925	7,076,405
	Veeco Instruments, Inc. (a)	124,300	3,394,633
Semiconductors & Semiconductor Equipment Total			61,828,213
Software — 3.0%
	Blackbaud, Inc.	145,200	3,232,152
	Commvault Systems, Inc. (a)	138,400	2,878,720
	Concur Technologies, Inc. (a)	140,200	5,195,812
	Ebix, Inc. (a)	33,300	1,728,603
	Epicor Software Corp. (a)	151,700	1,137,750
	EPIQ Systems, Inc. (a)	107,800	1,396,010
	JDA Software Group, Inc. (a)	100,700	2,364,436
	Manhattan Associates, Inc. (a)	74,600	1,757,576
	Netscout Systems, Inc. (a)	112,200	1,412,598
	Phoenix Technologies Ltd. (a)	116,000	305,080
	Progress Software Corp. (a)	132,800	3,199,152
	Radiant Systems, Inc. (a)	90,600	877,914
	Smith Micro Software, Inc. (a)	95,500	604,515
	Sonic Solutions (a)	88,200	756,756
	Take-Two Interactive Software, Inc. (a)	268,850	3,024,562
	Taleo Corp., Class A (a)	126,100	2,605,226
	THQ, Inc. (a)	223,450	1,094,905
	Tyler Technologies, Inc. (a)	92,500	1,848,150
	Websense, Inc. (a)	146,400	2,302,872
Software Total			37,722,789
INFORMATION TECHNOLOGY TOTAL			213,109,440
MATERIALS — 4.6%
Chemicals — 2.0%
	A. Schulman, Inc.	86,400	1,410,048
	American Vanguard Corp.	68,200	501,270
	Arch Chemicals, Inc.	83,000	2,225,230
	Balchem Corp.	61,500	1,960,620
	Calgon Carbon Corp. (a)	181,400	2,537,786
	H.B. Fuller Co.	161,000	3,277,960

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
	NewMarket Corp.	38,800	4,063,136
	OM Group, Inc. (a)	101,800	3,118,134
	Penford Corp.	37,300	310,336
	PolyOne Corp. (a)	306,300	2,199,234
	Quaker Chemical Corp.	36,600	713,334
	Stepan Co.	24,700	1,549,184
	Zep, Inc.	71,450	1,263,236
Chemicals Total			25,129,508
Construction Materials — 0.6%
	Eagle Materials, Inc.	144,400	3,893,024
	Headwaters, Inc. (a)	167,800	790,338
	Texas Industries, Inc.	91,800	3,189,132
Construction Materials Total			7,872,494
Containers & Packaging — 0.5%
	Myers Industries, Inc.	93,500	773,245
	Rock-Tenn Co., Class A	127,800	5,772,726
Containers & Packaging Total			6,545,971
Metals & Mining — 0.7%
	A.M. Castle & Co.	55,400	725,740
	AMCOL International Corp.	82,100	2,237,225
	Brush Engineered Materials, Inc. (a)	66,900	1,184,130
	Century Aluminum Co. (a)	189,700	1,849,575
	Olympic Steel, Inc.	29,900	829,127
	RTI International Metals, Inc. (a)	96,500	1,911,665
Metals & Mining Total			8,737,462
Paper & Forest Products — 0.8%
	Buckeye Technologies, Inc. (a)	128,300	1,241,944
	Clearwater Paper Corp. (a)	37,600	1,847,288
	Deltic Timber Corp.	35,400	1,352,988
	Neenah Paper, Inc.	48,500	675,605
	Schweitzer-Mauduit International, Inc.	56,700	3,490,452

		Shares	Value ($)
Common Stocks — (continued)
MATERIALS — (continued)
	Wausau Paper Corp.	162,000	1,644,300
Paper & Forest Products Total			10,252,577
MATERIALS TOTAL			58,538,012
OTHER — 0.0%
Other — 0.0%
	CSF Holdings, Inc. Escrow (a)(b)(c)	2,062	—
Other Total			—
OTHER TOTAL			—
TELECOMMUNICATION SERVICES — 0.5%
Diversified Telecommunication Services — 0.4%
	Cbeyond, Inc. (a)	85,200	1,099,932
	General Communication, Inc., Class A (a)	142,600	861,304
	Iowa Telecommunications Services, Inc.	108,400	1,723,560
	Neutral Tandem, Inc. (a)	110,900	2,558,463
Diversified Telecommunication Services Total			6,243,259
Wireless Telecommunication Services — 0.1%
	USA Mobility, Inc. (d)	75,200	750,496
Wireless Telecommunication Services Total			750,496
TELECOMMUNICATION SERVICES TOTAL			6,993,755
UTILITIES — 3.6%
Electric Utilities — 1.0%
	ALLETE, Inc.	96,000	3,210,240
	Central Vermont Public Service Corp.	38,700	751,167
	El Paso Electric Co. (a)	149,000	2,950,200
	UIL Holdings Corp.	99,133	2,672,626
	Unisource Energy Corp.	118,500	3,533,670
Electric Utilities Total			13,117,903
Gas Utilities — 1.9%
	Laclede Group, Inc.	73,400	2,298,154
	New Jersey Resources Corp.	139,150	4,902,254
	Northwest Natural Gas Co.	87,800	3,764,864
	Piedmont Natural Gas Co.	242,200	5,740,140
	South Jersey Industries, Inc.	98,700	3,559,122
	Southwest Gas Corp.	148,500	3,892,185
Gas Utilities Total			24,156,719
Multi-Utilities — 0.5%
	Avista Corp.	181,200	3,770,772
	CH Energy Group, Inc.	52,300	2,111,874
Multi-Utilities Total			5,882,646

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Water Utilities — 0.2%
	American States Water Co.	61,300	2,027,804
Water Utilities Total			2,027,804
UTILITIES TOTAL			45,185,072

	Total Common Stocks (cost of $1,240,733,931)		1,244,545,694
Investment Company — 1.0%
	iShares S&P SmallCap 600 Index Fund	238,900	12,114,619

	Total Investment Company (cost of $10,475,991)		12,114,619

		Par ($)
Short-Term Obligation — 0.6%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/09, due 12/01/09 at 0.080%, collateralized by a U.S. Government Agency obligation maturing 09/15/10, market value $7,188,750 (repurchase proceeds $7,046,016)	7,046,000	7,046,000

	Total Short-Term Obligation (cost of $7,046,000)		7,046,000

	Total Investments — 99.9% (cost of $1,258,255,922)(e)(f)		1,263,706,313

	Other Assets & Liabilities, Net — 0.1%		1,652,374

	Net Assets — 100.0%		1,265,358,687

Notes to Investment Portfolio:
*	Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$1,244,545,694	$—	$—	$1,244,545,694
Total Investment Company	12,114,619	—	—	12,114,619
Total Short-Term Obligation	—	7,046,000	—	7,046,000
Total Investments	1,256,660,313	7,046,000	—	1,263,706,313
Unrealized Depreciation on Futures Contracts	(129,326)	—	—	(129,326)
Total	$1,256,530,987	$7,046,000	$—	$1,263,576,987

(a)	Non-income producing security.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2009, the security has no value.
(c)	Security has no value.
(d)	Security purchased on a delayed delivery basis.
(e)	Cost for federal income tax purposes is $1,258,255,922.
(f)	Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$269,258,461	$(263,808,070)	$5,450,391

At November 30, 2009, the Fund held the following open long futures contracts:

	Number of		Aggregate	Expiration	Unrealized
Risk Exposure/ Type	Contracts	Value	Face Value	Date	Depreciation
Equity Risk
Russell 2000 Mini Index	133	$7,703,360	$7,832,686	Dec-2009	$(129,326)

On November 30, 2009 cash of $ 2,400,000 was pledged as collateral for open futures contracts and was being held at the broker of the futures contracts.

INVESTMENT PORTFOLIO
November 30, 2009 (Unaudited)	Columbia Small Cap Value Fund II

		Shares	Value ($)*
Common Stocks — 97.2%
CONSUMER DISCRETIONARY — 12.1%
Auto Components — 1.4%
	ArvinMeritor, Inc. (a)	1,130,000	9,164,300
	Tenneco Automotive, Inc. (a)	635,000	9,156,700
Auto Components Total			18,321,000
Automobiles — 0.8%
	Thor Industries, Inc.	385,000	10,953,250
Automobiles Total			10,953,250
Diversified Consumer Services — 1.7%
	Regis Corp.	675,000	10,570,500
	Stewart Enterprises, Inc., Class A	2,480,000	11,606,400
Diversified Consumer Services Total			22,176,900
Hotels, Restaurants & Leisure — 0.9%
	Bally Technologies, Inc. (a)	265,000	11,005,450
Hotels, Restaurants & Leisure Total			11,005,450
Household Durables — 2.3%
	Helen of Troy Ltd. (a)	500,000	10,275,000
	Ryland Group, Inc.	390,000	7,140,900
	Tupperware Brands Corp.	262,000	12,196,100
Household Durables Total			29,612,000
Media — 0.8%
	World Wrestling Entertainment, Inc.	650,000	10,445,500
Media Total			10,445,500
Specialty Retail — 3.3%
	Chico’s FAS, Inc. (a)	890,000	12,522,300
	Foot Locker, Inc.	825,000	7,829,250
	New York & Co., Inc. (a)	1,600,000	6,048,000
	Pier 1 Imports, Inc. (a)	3,450,000	13,075,500
	Talbots, Inc. (a)	567,800	3,753,158
Specialty Retail Total			43,228,208
Textiles, Apparel & Luxury Goods — 0.9%
	Warnaco Group, Inc. (a)	295,000	12,009,450
Textiles, Apparel & Luxury Goods Total			12,009,450
CONSUMER DISCRETIONARY TOTAL			157,751,758
CONSUMER STAPLES — 5.3%
Food & Staples Retailing — 0.6%
	Winn-Dixie Stores, Inc. (a)	745,000	8,031,100
Food & Staples Retailing Total			8,031,100

1

		Shares	Value ($)
Common Stocks — (continued)
CONSUMER STAPLES — (continued)
Food Products — 1.9%
	American Italian Pasta Co., Class A (a)	470,000	14,988,300
	Corn Products International, Inc.	335,000	9,393,400
Food Products Total			24,381,700
Personal Products — 2.0%
	Inter Parfums, Inc.	965,018	11,377,562
	Nu Skin Enterprises, Inc., Class A	545,000	14,595,100
Personal Products Total			25,972,662
Tobacco — 0.8%
	Universal Corp.	262,451	11,261,773
Tobacco Total			11,261,773
CONSUMER STAPLES TOTAL			69,647,235
ENERGY — 5.6%
Energy Equipment & Services — 2.5%
	Hornbeck Offshore Services, Inc. (a)	475,000	10,834,750
	ION Geophysical Corp. (a)	1,750,000	9,520,000
	Oil States International, Inc. (a)	350,000	12,554,500
Energy Equipment & Services Total			32,909,250
Oil, Gas & Consumable Fuels — 3.1%
	Bill Barrett Corp. (a)	290,000	8,279,500
	Nordic American Tanker Shipping	180,000	5,754,600
	Stone Energy Corp. (a)	850,000	16,073,500
	Swift Energy Co. (a)	515,000	11,057,050
Oil, Gas & Consumable Fuels Total			41,164,650
ENERGY TOTAL			74,073,900
FINANCIALS — 30.5%
Capital Markets — 2.4%
	Apollo Investment Corp.	992,646	9,549,254
	KBW, Inc. (a)	295,000	7,254,050
	Knight Capital Group, Inc., Class A (a)	550,000	8,052,000
	Stifel Financial Corp. (a)	130,000	6,983,600
Capital Markets Total			31,838,904
Commercial Banks — 8.7%
	Bancorpsouth, Inc.	500,000	11,600,000
	Community Bank System, Inc.	560,000	10,393,600
	East West Bancorp, Inc.	1,000,000	14,590,000
	First Horizon National Corp. (a)	815,000	11,043,250
	Iberiabank Corp.	235,000	13,331,550
	Independent Bank Corp. MA	500,000	10,225,000
	Prosperity Bancshares, Inc.	335,000	13,343,050
	TCF Financial Corp.	490,000	6,438,600
	Texas Capital Bancshares, Inc. (a)	770,000	11,180,400

2

	Shares	Value ($)
Common Stocks — (continued)
FINANCIALS — (continued)
Umpqua Holdings Corp.	950,000	11,172,000
Commercial Banks Total		113,317,450
Insurance — 8.1%
Argo Group International Holdings Ltd. (a)	360,365	10,511,847
Arthur J. Gallagher & Co.	410,000	9,184,000
Aspen Insurance Holdings Ltd.	400,000	10,364,000
Assured Guaranty Ltd.	375,000	8,505,000
Delphi Financial Group, Inc., Class A	542,758	11,864,690
First American Corp.	330,000	10,467,600
Max Capital Group Ltd.	515,000	11,221,850
National Financial Partners Corp. (a)	907,870	7,934,784
Platinum Underwriters Holdings Ltd.	400,000	14,116,000
XL Capital Ltd., Class A	620,000	11,352,200
Insurance Total		105,521,971
Real Estate Investment Trusts (REITs) — 8.5%
Brandywine Realty Trust	1,350,000	13,257,000
Capstead Mortgage Corp.	800,000	11,424,000
Highwoods Properties, Inc.	380,000	11,631,800
LaSalle Hotel Properties	770,000	14,345,100
LTC Properties, Inc.	495,000	12,726,450
Mid-America Apartment Communities, Inc.	325,000	15,115,750
OMEGA Healthcare Investors, Inc.	770,000	13,929,300
Tanger Factory Outlet Centers	330,000	12,952,500
U-Store-It Trust	950,000	6,184,500
Real Estate Investment Trusts (REITs) Total		111,566,400
Thrifts & Mortgage Finance — 2.8%
Brookline Bancorp, Inc.	1,015,000	9,652,650
First Niagara Financial Group, Inc.	825,000	10,881,750
MGIC Investment Corp. (a)	1,150,000	4,600,000
Ocwen Financial Corp. (a)	884,115	8,239,952
Radian Group, Inc.	595,348	2,661,205
Thrifts & Mortgage Finance Total		36,035,557
FINANCIALS TOTAL		398,280,282
HEALTH CARE — 4.6%
Health Care Equipment & Supplies — 3.3%
CONMED Corp. (a)	510,000	10,602,900
Cooper Companies, Inc.	240,000	8,037,600
Invacare Corp.	610,000	15,189,000
STERIS Corp.	275,000	8,885,250
Health Care Equipment & Supplies Total		42,714,750

3

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
Health Care Providers & Services — 1.3%
	Amedisys, Inc. (a)	200,000	7,408,000
	Kindred Healthcare, Inc. (a)	690,000	10,253,400
Health Care Providers & Services Total			17,661,400
HEALTH CARE TOTAL			60,376,150
INDUSTRIALS — 18.2%
Aerospace & Defense — 2.0%
	BE Aerospace, Inc. (a)	648,700	12,500,449
	Esterline Technologies Corp. (a)	325,000	13,126,750
Aerospace & Defense Total			25,627,199
Airlines — 1.5%
	AirTran Holdings, Inc. (a)	1,800,000	7,416,000
	UAL Corp. (a)	1,550,000	12,028,000
Airlines Total			19,444,000
Building Products — 0.9%
	Insteel Industries, Inc. (b)	1,020,000	11,617,800
Building Products Total			11,617,800
Commercial Services & Supplies — 4.5%
	ABM Industries, Inc.	370,000	6,819,100
	Bowne & Co., Inc.	1,445,185	8,757,821
	Brink’s Co.	325,000	7,306,000
	Cenveo, Inc. (a)	1,400,000	10,752,000
	Cornell Companies, Inc. (a)	485,000	10,650,600
	Deluxe Corp.	555,000	7,159,500
	Waste Services, Inc. (a)	978,100	7,785,676
Commercial Services & Supplies Total			59,230,697
Construction & Engineering — 1.8%
	EMCOR Group, Inc. (a)	380,000	9,044,000
	Sterling Construction Co., Inc. (a)	407,836	7,055,563
	Tutor Perini Corp. (a)	460,300	7,650,186
Construction & Engineering Total			23,749,749
Electrical Equipment — 1.7%
	AZZ, Inc. (a)	200,000	6,770,000
	Brady Corp., Class A	425,000	12,614,000
	C&D Technologies, Inc. (a)(b)	1,400,000	2,450,000
Electrical Equipment Total			21,834,000
Machinery — 1.3%
	Barnes Group, Inc.	375,000	5,816,250
	Gardner Denver, Inc.	287,000	10,742,410
Machinery Total			16,558,660

4

	Shares	Value ($)
Common Stocks — (continued)
INDUSTRIALS — (continued)
Marine — 0.7%
Diana Shipping, Inc. (a)	625,000	9,718,750
Marine Total		9,718,750
Professional Services — 0.7%
Advisory Board Co. (a)	160,000	4,192,000
CBIZ, Inc. (a)	750,000	5,160,000
Professional Services Total		9,352,000
Road & Rail — 0.8%
RailAmerica, Inc. (a)	800,000	10,240,000
Road & Rail Total		10,240,000
Trading Companies & Distributors — 2.3%
Houston Wire & Cable Co.	655,500	7,282,605
Textainer Group Holdings Ltd.	590,000	9,410,500
United Rentals, Inc. (a)	1,475,000	13,599,500
Trading Companies & Distributors Total		30,292,605
INDUSTRIALS TOTAL		237,665,460
INFORMATION TECHNOLOGY — 11.7%
Communications Equipment — 1.9%
3Com Corp. (a)	700,000	5,159,000
Ciena Corp. (a)	835,000	10,145,250
CommScope, Inc. (a)	360,000	9,046,800
Communications Equipment Total		24,351,050
Electronic Equipment, Instruments & Components — 3.7%
Anixter International, Inc. (a)	180,000	7,779,600
Brightpoint, Inc. (a)	1,500,000	10,770,000
Rofin-Sinar Technologies, Inc. (a)	500,000	11,390,000
Rogers Corp. (a)	435,000	12,249,600
Technitrol, Inc.	1,325,000	6,704,500
Electronic Equipment, Instruments & Components Total		48,893,700
IT Services — 0.7%
iGate Corp.	448,365	4,281,886
infoGROUP, Inc. (a)	522,127	4,229,229
IT Services Total		8,511,115
Semiconductors & Semiconductor Equipment — 3.1%
Atmel Corp. (a)	1,950,000	7,741,500
Fairchild Semiconductor International, Inc. (a)	615,000	4,981,500
FEI Co. (a)	405,000	9,890,100
IXYS Corp. (a)	893,364	5,753,264
Skyworks Solutions, Inc. (a)	770,000	9,478,700

5

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	Ultra Clean Holdings (a)	500,000	2,975,000
Semiconductors & Semiconductor Equipment Total			40,820,064
Software — 2.3%
	Ariba, Inc. (a)	1,026,000	11,121,840
	Lawson Software, Inc. (a)	1,650,000	10,807,500
	Mentor Graphics Corp. (a)	1,154,900	8,511,613
Software Total			30,440,953
INFORMATION TECHNOLOGY TOTAL			153,016,882
MATERIALS — 6.0%
Chemicals — 2.2%
	Olin Corp.	575,000	9,642,750
	Rockwood Holdings, Inc. (a)	608,404	13,695,174
	Solutia, Inc. (a)	550,000	5,923,500
Chemicals Total			29,261,424
Containers & Packaging — 1.7%
	Boise, Inc. (a)	1,961,726	9,592,840
	Rock-Tenn Co., Class A	278,300	12,570,811
Containers & Packaging Total			22,163,651
Metals & Mining — 1.3%
	RTI International Metals, Inc. (a)	480,000	9,508,800
	Schnitzer Steel Industries, Inc., Class A	158,000	7,049,960
Metals & Mining Total			16,558,760
Paper & Forest Products — 0.8%
	Schweitzer-Mauduit International, Inc.	170,000	10,465,200
Paper & Forest Products Total			10,465,200
MATERIALS TOTAL			78,449,035
TELECOMMUNICATION SERVICES — 0.5%
Diversified Telecommunication Services — 0.5%
	Cincinnati Bell, Inc. (a)	2,100,000	6,258,000
Diversified Telecommunication Services Total			6,258,000
TELECOMMUNICATION SERVICES TOTAL			6,258,000
UTILITIES — 2.7%
Electric Utilities — 0.9%
	Westar Energy, Inc.	590,000	12,148,100
Electric Utilities Total			12,148,100

6

		Shares	Value ($)
Common Stocks — (continued)
UTILITIES — (continued)
Gas Utilities — 1.8%
	Atmos Energy Corp.	440,000	12,051,600
	New Jersey Resources Corp.	310,000	10,921,300
Gas Utilities Total			22,972,900
UTILITIES TOTAL			35,121,000

	Total Common Stocks (cost of $1,213,759,166)		1,270,639,702

		Par ($)
Short-Term Obligation — 2.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/09, due 12/01/09 at 0.080%, collateralized by a U.S. Government Agency obligation maturing 06/15/12, market value $35,724,600 (repurchase proceeds $35,021,078)	35,021,000	35,021,000

	Total Short-Term Obligation (cost of $35,021,000)		35,021,000

	Total Investments — 99.9% (cost of $1,248,780,166)(c)(d)		1,305,660,702

	Other Assets & Liabilities, Net — 0.1%		728,801

	Net Assets — 100.0%		1,306,389,503

	Notes to Investment Portfolio:
	*	Security Valuation:

Equity securities, exchange-traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

	Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

7

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical securities

•      Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 – prices determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Common Stocks	$1,270,639,702	$—	$—	$1,270,639,702
Total Short-Term Obligation	—	35,021,000	—	35,021,000
Total Investments	$1,270,639,702	$35,021,000	$—	$1,305,660,702

(a)	Non-income producing security.
(b)

An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. Transactions in these affiliated companies during the nine months ended November 30, 2009, are as follows:

	Security name: Insteel Industries, Inc.

	Shares as of 02/28/09:		500,000
	Shares purchased:		520,000
	Shares sold:		(—)
	Shares as of 11/30/09:		1,020,000
	Net realized gain/loss:		$—
	Dividend income earned:		$59,250
	Value at end of period:		$11,617,800

	Security name: C&D Technologies, Inc.

	Shares as of 02/28/09:		1,245,000
	Shares purchased:		155,000
	Shares sold:		(—)
	Shares as of 11/30/09:		1,400,000
	Net realized gain/loss:		$—
	Dividend income earned:		$—
	Value at end of period:		$2,450,000

(c)	Cost for federal income tax purposes is $1,248,780,166.
(d)	Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$188,177,729	$(131,297,193)	$56,880,536

8

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 21, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	January 21, 2010